UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-05968
JOHN HANCOCK MUNICIPAL SECURITIES TRUST
(Exact name of registrant as specified in charter)

200 BERKELEY STREET, BOSTON, MA 02116
(Address of principal executive offices) (Zip code)
SALVATORE SCHIAVONE
TREASURER
200 BERKELEY STREET
BOSTON, MA 02116
(Name and address of agent for service)
Registrant's telephone number, including area code:
(617) 543-9634
Date of fiscal year end:
May 31
Date of reporting period:
May 31, 2024
ITEM 1. REPORTS TO STOCKHOLDERS
The Registrant prepared the following annual reports to shareholders for the period ended May 31, 2024:
John Hancock High Yield Municipal Bond Fund
John Hancock Municipal Opportunities Fund
John Hancock Short Duration Municipal Opportunities Fund

John Hancock Short Duration Municipal Opportunities Fund
Class A/JHSFX
Annual SHAREHOLDER REPORT | May 31, 2024
This annual shareholder report contains important information about the John Hancock Short Duration Municipal Opportunities Fund (the fund) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short Duration Municipal Opportunities Fund (Class A/JHSFX)	$62	0.60%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Short Duration Municipal Opportunities Fund (Class A/JHSFX) returned 6.16% (excluding sales charges) for the year ended May 31, 2024. The most significant factors affecting Fund performance during the period included rising municipal bond yields, stronger-than-expected economic growth, and lowered expectations for interest rate cuts by the U.S. Federal Reserve. Sector performance in the municipal market was also a key factor, with high-yield bonds outperforming by a significant margin during the period.
TOP PERFORMANCE CONTRIBUTORS
High-yield municipal bonds | A noteworthy position in high-yield securities provided a boost to Fund performance.
Healthcare bonds | Bonds funding hospitals and continuing care retirement facilities were leading contributors.
Education bonds | Bonds backing charter schools and higher education contributed the most in this sector.

TOP PERFORMANCE DETRACTORS
Duration (interest rate sensitivity) | Rising municipal bond yields put downward pressure on municipal bond prices.
School district bonds | General obligation bonds issued by school districts weighed on performance.
Tax-backed district bonds | Bonds funding municipal utility districts detracted the most in this sector.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since inception
Short Duration Municipal Opportunities Fund (Class A/JHSFX)	3.74%	2.75%
Short Duration Municipal Opportunities Fund (Class A/JHSFX)—excluding sales charge	6.16%	3.94%
Bloomberg Municipal Bond Index	2.67%	1.69%
Bloomberg Municipal 1-5 Year Index	2.53%	1.27%

The Fund has designated Bloomberg Municipal Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 2.25%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$33,345,509
Total number of portfolio holdings	131
Total advisory fees paid (net)	$0
Portfolio turnover rate	255%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total investments of the fund.
Sector Composition
General obligation bonds	16.1%
Revenue bonds	83.1%
Health care	19.0%
Other revenue	17.2%
Development	13.1%
Education	11.6%
Airport	9.3%
Utilities	4.0%
Housing	3.3%
Transportation	2.5%
Pollution	1.8%
Water and sewer	1.3%
Short-term investments	0.8%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3619766
489A-A
5/24
7/24

John Hancock Short Duration Municipal Opportunities Fund
Class C/JHSHX
Annual SHAREHOLDER REPORT | May 31, 2024
This annual shareholder report contains important information about the John Hancock Short Duration Municipal Opportunities Fund (the fund) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short Duration Municipal Opportunities Fund (Class C/JHSHX)	$139	1.35%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Short Duration Municipal Opportunities Fund (Class C/JHSHX) returned 5.27% (excluding sales charges) for the year ended May 31, 2024. The most significant factors affecting Fund performance during the period included rising municipal bond yields, stronger-than-expected economic growth, and lowered expectations for interest rate cuts by the U.S. Federal Reserve. Sector performance in the municipal market was also a key factor, with high-yield bonds outperforming by a significant margin during the period.
TOP PERFORMANCE CONTRIBUTORS
High-yield municipal bonds | A noteworthy position in high-yield securities provided a boost to Fund performance.
Healthcare bonds | Bonds funding hospitals and continuing care retirement facilities were leading contributors.
Education bonds | Bonds backing charter schools and higher education contributed the most in this sector.

TOP PERFORMANCE DETRACTORS
Duration (interest rate sensitivity) | Rising municipal bond yields put downward pressure on municipal bond prices.
School district bonds | General obligation bonds issued by school districts weighed on performance.
Tax-backed district bonds | Bonds funding municipal utility districts detracted the most in this sector.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since inception
Short Duration Municipal Opportunities Fund (Class C/JHSHX)	4.27%	3.12%
Short Duration Municipal Opportunities Fund (Class C/JHSHX)—excluding sales charge	5.27%	3.12%
Bloomberg Municipal Bond Index	2.67%	1.69%
Bloomberg Municipal 1-5 Year Index	2.53%	1.27%

The Fund has designated Bloomberg Municipal Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Class C shares sold within one year of purchase are subject to a 1.00% contingent deferred sales charge. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$33,345,509
Total number of portfolio holdings	131
Total advisory fees paid (net)	$0
Portfolio turnover rate	255%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total investments of the fund.
Sector Composition
General obligation bonds	16.1%
Revenue bonds	83.1%
Health care	19.0%
Other revenue	17.2%
Development	13.1%
Education	11.6%
Airport	9.3%
Utilities	4.0%
Housing	3.3%
Transportation	2.5%
Pollution	1.8%
Water and sewer	1.3%
Short-term investments	0.8%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3619766
489A-C
5/24
7/24

John Hancock Short Duration Municipal Opportunities Fund
Class I/JHSJX
Annual SHAREHOLDER REPORT | May 31, 2024
This annual shareholder report contains important information about the John Hancock Short Duration Municipal Opportunities Fund (the fund) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short Duration Municipal Opportunities Fund (Class I/JHSJX)	$46	0.45%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Short Duration Municipal Opportunities Fund (Class I/JHSJX) returned 6.32% for the year ended May 31, 2024. The most significant factors affecting Fund performance during the period included rising municipal bond yields, stronger-than-expected economic growth, and lowered expectations for interest rate cuts by the U.S. Federal Reserve. Sector performance in the municipal market was also a key factor, with high-yield bonds outperforming by a significant margin during the period.
TOP PERFORMANCE CONTRIBUTORS
High-yield municipal bonds | A noteworthy position in high-yield securities provided a boost to Fund performance.
Healthcare bonds | Bonds funding hospitals and continuing care retirement facilities were leading contributors.
Education bonds | Bonds backing charter schools and higher education contributed the most in this sector.

TOP PERFORMANCE DETRACTORS
Duration (interest rate sensitivity) | Rising municipal bond yields put downward pressure on municipal bond prices.
School district bonds | General obligation bonds issued by school districts weighed on performance.
Tax-backed district bonds | Bonds funding municipal utility districts detracted the most in this sector.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since inception
Short Duration Municipal Opportunities Fund (Class I/JHSJX)	6.32%	4.09%
Bloomberg Municipal Bond Index	2.67%	1.69%
Bloomberg Municipal 1-5 Year Index	2.53%	1.27%

The Fund has designated Bloomberg Municipal Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$33,345,509
Total number of portfolio holdings	131
Total advisory fees paid (net)	$0
Portfolio turnover rate	255%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total investments of the fund.
Sector Composition
General obligation bonds	16.1%
Revenue bonds	83.1%
Health care	19.0%
Other revenue	17.2%
Development	13.1%
Education	11.6%
Airport	9.3%
Utilities	4.0%
Housing	3.3%
Transportation	2.5%
Pollution	1.8%
Water and sewer	1.3%
Short-term investments	0.8%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3619766
489A-I
5/24
7/24

John Hancock Short Duration Municipal Opportunities Fund
Class R6/JHSKX
Annual SHAREHOLDER REPORT | May 31, 2024
This annual shareholder report contains important information about the John Hancock Short Duration Municipal Opportunities Fund (the fund) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short Duration Municipal Opportunities Fund (Class R6/JHSKX)	$45	0.44%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Short Duration Municipal Opportunities Fund (Class R6/JHSKX) returned 6.33% for the year ended May 31, 2024. The most significant factors affecting Fund performance during the period included rising municipal bond yields, stronger-than-expected economic growth, and lowered expectations for interest rate cuts by the U.S. Federal Reserve. Sector performance in the municipal market was also a key factor, with high-yield bonds outperforming by a significant margin during the period.
TOP PERFORMANCE CONTRIBUTORS
High-yield municipal bonds | A noteworthy position in high-yield securities provided a boost to Fund performance.
Healthcare bonds | Bonds funding hospitals and continuing care retirement facilities were leading contributors.
Education bonds | Bonds backing charter schools and higher education contributed the most in this sector.

TOP PERFORMANCE DETRACTORS
Duration (interest rate sensitivity) | Rising municipal bond yields put downward pressure on municipal bond prices.
School district bonds | General obligation bonds issued by school districts weighed on performance.
Tax-backed district bonds | Bonds funding municipal utility districts detracted the most in this sector.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since inception
Short Duration Municipal Opportunities Fund (Class R6/JHSKX)	6.33%	4.11%
Bloomberg Municipal Bond Index	2.67%	1.69%
Bloomberg Municipal 1-5 Year Index	2.53%	1.27%

The Fund has designated Bloomberg Municipal Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$33,345,509
Total number of portfolio holdings	131
Total advisory fees paid (net)	$0
Portfolio turnover rate	255%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total investments of the fund.
Sector Composition
General obligation bonds	16.1%
Revenue bonds	83.1%
Health care	19.0%
Other revenue	17.2%
Development	13.1%
Education	11.6%
Airport	9.3%
Utilities	4.0%
Housing	3.3%
Transportation	2.5%
Pollution	1.8%
Water and sewer	1.3%
Short-term investments	0.8%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3619766
489A-R6
5/24
7/24

John Hancock Municipal Opportunities Fund
Class A/TAMBX
Annual SHAREHOLDER REPORT | May 31, 2024
This annual shareholder report contains important information about the John Hancock Municipal Opportunities Fund (the fund) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Municipal Opportunities Fund (Class A/TAMBX)	$72	0.71%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Municipal Opportunities Fund (Class A/TAMBX) returned 3.64% (excluding sales charges) for the year ended May 31, 2024. The most significant factors affecting Fund performance during the period included rising municipal bond yields, stronger-than-expected economic growth, and lowered expectations for interest rate cuts by the U.S. Federal Reserve. Sector performance in the municipal market was also a key factor, with high-yield bonds outperforming by a significant margin during the period.
TOP PERFORMANCE CONTRIBUTORS
High-yield bonds | A position in high-yield securities provided a boost to Fund performance.
Healthcare bonds | Bonds funding hospitals and continuing care retirement facilities were the leading contributors.
Education bonds | Bonds backing charter schools and higher education contributed the most in this sector.

TOP PERFORMANCE DETRACTORS
Duration (interest rate sensitivity) | Rising bond yields put downward pressure on bond prices.
Selected hospital bonds | Although the hospital sector performed well overall, several individual holdings in the sector detracted from performance.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Municipal Opportunities Fund (Class A/TAMBX)	(0.51)%	0.18%	1.72%
Municipal Opportunities Fund (Class A/TAMBX)—excluding sales charge	3.64%	1.00%	2.14%
Bloomberg Municipal Bond Index	2.67%	0.93%	2.25%

The Fund has designated Bloomberg Municipal Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 4.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,133,364,555
Total number of portfolio holdings	907
Total advisory fees paid (net)	$4,849,418
Portfolio turnover rate	50%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total investments of the fund.
Sector Composition
General obligation bonds	14.3%
Revenue bonds	85.1%
Other revenue	23.3%
Health care	18.4%
Education	9.6%
Development	7.7%
Airport	6.7%
Transportation	5.1%
Utilities	4.5%
Water and sewer	4.5%
Housing	2.5%
Tobacco	1.2%
Pollution	1.2%
Facilities	0.4%
Closed-end funds	0.3%
Corporate bonds	0.3%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3619762
52A-A
5/24
7/24

John Hancock Municipal Opportunities Fund
Class C/TBMBX
Annual SHAREHOLDER REPORT | May 31, 2024
This annual shareholder report contains important information about the John Hancock Municipal Opportunities Fund (the fund) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Municipal Opportunities Fund (Class C/TBMBX)	$148	1.46%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Municipal Opportunities Fund (Class C/TBMBX) returned 2.86% (excluding sales charges) for the year ended May 31, 2024. The most significant factors affecting Fund performance during the period included rising municipal bond yields, stronger-than-expected economic growth, and lowered expectations for interest rate cuts by the U.S. Federal Reserve. Sector performance in the municipal market was also a key factor, with high-yield bonds outperforming by a significant margin during the period.
TOP PERFORMANCE CONTRIBUTORS
High-yield bonds | A position in high-yield securities provided a boost to Fund performance.
Healthcare bonds | Bonds funding hospitals and continuing care retirement facilities were the leading contributors.
Education bonds | Bonds backing charter schools and higher education contributed the most in this sector.

TOP PERFORMANCE DETRACTORS
Duration (interest rate sensitivity) | Rising bond yields put downward pressure on bond prices.
Selected hospital bonds | Although the hospital sector performed well overall, several individual holdings in the sector detracted from performance.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Municipal Opportunities Fund (Class C/TBMBX)	1.86%	0.24%	1.39%
Municipal Opportunities Fund (Class C/TBMBX)—excluding sales charge	2.86%	0.24%	1.39%
Bloomberg Municipal Bond Index	2.67%	0.93%	2.25%

The Fund has designated Bloomberg Municipal Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Class C shares sold within one year of purchase are subject to a 1.00% contingent deferred sales charge. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,133,364,555
Total number of portfolio holdings	907
Total advisory fees paid (net)	$4,849,418
Portfolio turnover rate	50%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total investments of the fund.
Sector Composition
General obligation bonds	14.3%
Revenue bonds	85.1%
Other revenue	23.3%
Health care	18.4%
Education	9.6%
Development	7.7%
Airport	6.7%
Transportation	5.1%
Utilities	4.5%
Water and sewer	4.5%
Housing	2.5%
Tobacco	1.2%
Pollution	1.2%
Facilities	0.4%
Closed-end funds	0.3%
Corporate bonds	0.3%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3619762
52A-C
5/24
7/24

John Hancock Municipal Opportunities Fund
Class I/JTBDX
Annual SHAREHOLDER REPORT | May 31, 2024
This annual shareholder report contains important information about the John Hancock Municipal Opportunities Fund (the fund) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Municipal Opportunities Fund (Class I/JTBDX)	$57	0.56%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Municipal Opportunities Fund (Class I/JTBDX) returned 3.79% for the year ended May 31, 2024. The most significant factors affecting Fund performance during the period included rising municipal bond yields, stronger-than-expected economic growth, and lowered expectations for interest rate cuts by the U.S. Federal Reserve. Sector performance in the municipal market was also a key factor, with high-yield bonds outperforming by a significant margin during the period.
TOP PERFORMANCE CONTRIBUTORS
High-yield bonds | A position in high-yield securities provided a boost to Fund performance.
Healthcare bonds | Bonds funding hospitals and continuing care retirement facilities were the leading contributors.
Education bonds | Bonds backing charter schools and higher education contributed the most in this sector.

TOP PERFORMANCE DETRACTORS
Duration (interest rate sensitivity) | Rising bond yields put downward pressure on bond prices.
Selected hospital bonds | Although the hospital sector performed well overall, several individual holdings in the sector detracted from performance.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Municipal Opportunities Fund (Class I/JTBDX)	3.79%	1.15%	2.26%
Bloomberg Municipal Bond Index	2.67%	0.93%	2.25%

The Fund has designated Bloomberg Municipal Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Class I shares were first offered on 2-13-17. Returns prior to this date are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,133,364,555
Total number of portfolio holdings	907
Total advisory fees paid (net)	$4,849,418
Portfolio turnover rate	50%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total investments of the fund.
Sector Composition
General obligation bonds	14.3%
Revenue bonds	85.1%
Other revenue	23.3%
Health care	18.4%
Education	9.6%
Development	7.7%
Airport	6.7%
Transportation	5.1%
Utilities	4.5%
Water and sewer	4.5%
Housing	2.5%
Tobacco	1.2%
Pollution	1.2%
Facilities	0.4%
Closed-end funds	0.3%
Corporate bonds	0.3%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3619762
52A-I
5/24
7/24

John Hancock Municipal Opportunities Fund
Class R6/JTMRX
Annual SHAREHOLDER REPORT | May 31, 2024
This annual shareholder report contains important information about the John Hancock Municipal Opportunities Fund (the fund) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Municipal Opportunities Fund (Class R6/JTMRX)	$56	0.55%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Municipal Opportunities Fund (Class R6/JTMRX) returned 3.92% for the year ended May 31, 2024. The most significant factors affecting Fund performance during the period included rising municipal bond yields, stronger-than-expected economic growth, and lowered expectations for interest rate cuts by the U.S. Federal Reserve. Sector performance in the municipal market was also a key factor, with high-yield bonds outperforming by a significant margin during the period.
TOP PERFORMANCE CONTRIBUTORS
High-yield bonds | A position in high-yield securities provided a boost to Fund performance.
Healthcare bonds | Bonds funding hospitals and continuing care retirement facilities were the leading contributors.
Education bonds | Bonds backing charter schools and higher education contributed the most in this sector.

TOP PERFORMANCE DETRACTORS
Duration (interest rate sensitivity) | Rising bond yields put downward pressure on bond prices.
Selected hospital bonds | Although the hospital sector performed well overall, several individual holdings in the sector detracted from performance.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Municipal Opportunities Fund (Class R6/JTMRX)	3.92%	1.18%	2.27%
Bloomberg Municipal Bond Index	2.67%	0.93%	2.25%

The Fund has designated Bloomberg Municipal Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Class R6 shares were first offered on 8-30-17. Returns prior to this date are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,133,364,555
Total number of portfolio holdings	907
Total advisory fees paid (net)	$4,849,418
Portfolio turnover rate	50%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total investments of the fund.
Sector Composition
General obligation bonds	14.3%
Revenue bonds	85.1%
Other revenue	23.3%
Health care	18.4%
Education	9.6%
Development	7.7%
Airport	6.7%
Transportation	5.1%
Utilities	4.5%
Water and sewer	4.5%
Housing	2.5%
Tobacco	1.2%
Pollution	1.2%
Facilities	0.4%
Closed-end funds	0.3%
Corporate bonds	0.3%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3619762
52A-R6
5/24
7/24

John Hancock High Yield Municipal Bond Fund
Class A/JHTFX
Annual SHAREHOLDER REPORT | May 31, 2024
This annual shareholder report contains important information about the John Hancock High Yield Municipal Bond Fund (the fund) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Municipal Bond Fund (Class A/JHTFX)	$84	0.81%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
High Yield Municipal Bond Fund (Class A/JHTFX) returned 7.30% (excluding sales charges) for the year ended May 31, 2024. The most significant factors affecting Fund performance during the period included rising municipal bond yields, stronger-than-expected economic growth, and lowered expectations for interest rate cuts by the U.S. Federal Reserve. The meaningful outperformance of high-yield bonds within the municipal market was another key factor during the period.
TOP PERFORMANCE CONTRIBUTORS
Healthcare bonds | Bonds funding hospitals and continuing care retirement facilities were the leading contributors.
Education bonds | Bonds backing charter schools and higher education contributed the most in this sector.
Industrial development bonds | Bonds supporting economic and industrial development projects fared well amid better-than-expected economic conditions.

TOP PERFORMANCE DETRACTORS
Duration (interest rate sensitivity) | Rising municipal bond yields put downward pressure on municipal bond prices.
Electric utility bonds | The fund’s holdings of electric power bonds weighed on performance during the period.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
High Yield Municipal Bond Fund (Class A/JHTFX)	2.97%	0.25%	2.29%
High Yield Municipal Bond Fund (Class A/JHTFX)—excluding sales charge	7.30%	1.08%	2.71%
Bloomberg Municipal Bond Index	2.67%	0.93%	2.25%
Bloomberg High Yield Municipal Bond Index	8.19%	2.61%	4.22%

The Fund has designated Bloomberg Municipal Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 4.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$228,883,275
Total number of portfolio holdings	300
Total advisory fees paid (net)	$791,691
Portfolio turnover rate	22%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total investments of the fund.
Sector Composition
General obligation bonds	10.9%
Revenue bonds	86.2%
Health care	20.2%
Development	19.0%
Education	17.7%
Other revenue	10.5%
Tobacco	4.2%
Housing	3.7%
Transportation	3.6%
Facilities	2.2%
Airport	1.9%
Pollution	1.5%
Utilities	0.9%
Water and sewer	0.8%
Corporate bonds	1.1%
Short-term investments	1.8%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.
Material Fund Changes
Effective 10-1-23 the fund changed its objective from "To seek a high level of current income that is largely exempt from federal income tax, consistent with the preservation of capital." to "To seek a high level of income that is largely exempt from federal income taxes."
For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3619759
59A-A
5/24
7/24

John Hancock High Yield Municipal Bond Fund
Class C/JCTFX
Annual SHAREHOLDER REPORT | May 31, 2024
This annual shareholder report contains important information about the John Hancock High Yield Municipal Bond Fund (the fund) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Municipal Bond Fund (Class C/JCTFX)	$161	1.56%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
High Yield Municipal Bond Fund (Class C/JCTFX) returned 6.50% (excluding sales charges) for the year ended May 31, 2024. The most significant factors affecting Fund performance during the period included rising municipal bond yields, stronger-than-expected economic growth, and lowered expectations for interest rate cuts by the U.S. Federal Reserve. The meaningful outperformance of high-yield bonds within the municipal market was another key factor during the period.
TOP PERFORMANCE CONTRIBUTORS
Healthcare bonds | Bonds funding hospitals and continuing care retirement facilities were the leading contributors.
Education bonds | Bonds backing charter schools and higher education contributed the most in this sector.
Industrial development bonds | Bonds supporting economic and industrial development projects fared well amid better-than-expected economic conditions.

TOP PERFORMANCE DETRACTORS
Duration (interest rate sensitivity) | Rising municipal bond yields put downward pressure on municipal bond prices.
Electric utility bonds | The fund’s holdings of electric power bonds weighed on performance during the period.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
High Yield Municipal Bond Fund (Class C/JCTFX)	5.50%	0.33%	1.94%
High Yield Municipal Bond Fund (Class C/JCTFX)—excluding sales charge	6.50%	0.33%	1.94%
Bloomberg Municipal Bond Index	2.67%	0.93%	2.25%
Bloomberg High Yield Municipal Bond Index	8.19%	2.61%	4.22%

The Fund has designated Bloomberg Municipal Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Class C shares sold within one year of purchase are subject to a 1.00% contingent deferred sales charge. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$228,883,275
Total number of portfolio holdings	300
Total advisory fees paid (net)	$791,691
Portfolio turnover rate	22%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total investments of the fund.
Sector Composition
General obligation bonds	10.9%
Revenue bonds	86.2%
Health care	20.2%
Development	19.0%
Education	17.7%
Other revenue	10.5%
Tobacco	4.2%
Housing	3.7%
Transportation	3.6%
Facilities	2.2%
Airport	1.9%
Pollution	1.5%
Utilities	0.9%
Water and sewer	0.8%
Corporate bonds	1.1%
Short-term investments	1.8%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.
Material Fund Changes
Effective 10-1-23 the fund changed its objective from "To seek a high level of current income that is largely exempt from federal income tax, consistent with the preservation of capital." to "To seek a high level of income that is largely exempt from federal income taxes."
For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3619759
59A-C
5/24
7/24

John Hancock High Yield Municipal Bond Fund
Class I/JHYMX
Annual SHAREHOLDER REPORT | May 31, 2024
This annual shareholder report contains important information about the John Hancock High Yield Municipal Bond Fund (the fund) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Municipal Bond Fund (Class I/JHYMX)	$68	0.66%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
High Yield Municipal Bond Fund (Class I/JHYMX) returned 7.45% for the year ended May 31, 2024. The most significant factors affecting Fund performance during the period included rising municipal bond yields, stronger-than-expected economic growth, and lowered expectations for interest rate cuts by the U.S. Federal Reserve. The meaningful outperformance of high-yield bonds within the municipal market was another key factor during the period.
TOP PERFORMANCE CONTRIBUTORS
Healthcare bonds | Bonds funding hospitals and continuing care retirement facilities were the leading contributors.
Education bonds | Bonds backing charter schools and higher education contributed the most in this sector.
Industrial development bonds | Bonds supporting economic and industrial development projects fared well amid better-than-expected economic conditions.

TOP PERFORMANCE DETRACTORS
Duration (interest rate sensitivity) | Rising municipal bond yields put downward pressure on municipal bond prices.
Electric utility bonds | The fund’s holdings of electric power bonds weighed on performance during the period.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
High Yield Municipal Bond Fund (Class I/JHYMX)	7.45%	1.24%	2.83%
Bloomberg Municipal Bond Index	2.67%	0.93%	2.25%
Bloomberg High Yield Municipal Bond Index	8.19%	2.61%	4.22%

The Fund has designated Bloomberg Municipal Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Class I shares were first offered on 2-13-17. Returns prior to this date are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$228,883,275
Total number of portfolio holdings	300
Total advisory fees paid (net)	$791,691
Portfolio turnover rate	22%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total investments of the fund.
Sector Composition
General obligation bonds	10.9%
Revenue bonds	86.2%
Health care	20.2%
Development	19.0%
Education	17.7%
Other revenue	10.5%
Tobacco	4.2%
Housing	3.7%
Transportation	3.6%
Facilities	2.2%
Airport	1.9%
Pollution	1.5%
Utilities	0.9%
Water and sewer	0.8%
Corporate bonds	1.1%
Short-term investments	1.8%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.
Material Fund Changes
Effective 10-1-23 the fund changed its objective from "To seek a high level of current income that is largely exempt from federal income tax, consistent with the preservation of capital." to "To seek a high level of income that is largely exempt from federal income taxes."
For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3619759
59A-I
5/24
7/24

John Hancock High Yield Municipal Bond Fund
Class R6/JCTRX
Annual SHAREHOLDER REPORT | May 31, 2024
This annual shareholder report contains important information about the John Hancock High Yield Municipal Bond Fund (the fund) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Municipal Bond Fund (Class R6/JCTRX)	$67	0.65%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
High Yield Municipal Bond Fund (Class R6/JCTRX) returned 7.30% for the year ended May 31, 2024. The most significant factors affecting Fund performance during the period included rising municipal bond yields, stronger-than-expected economic growth, and lowered expectations for interest rate cuts by the U.S. Federal Reserve. The meaningful outperformance of high-yield bonds within the municipal market was another key factor during the period.
TOP PERFORMANCE CONTRIBUTORS
Healthcare bonds | Bonds funding hospitals and continuing care retirement facilities were the leading contributors.
Education bonds | Bonds backing charter schools and higher education contributed the most in this sector.
Industrial development bonds | Bonds supporting economic and industrial development projects fared well amid better-than-expected economic conditions.

TOP PERFORMANCE DETRACTORS
Duration (interest rate sensitivity) | Rising municipal bond yields put downward pressure on municipal bond prices.
Electric utility bonds | The fund’s holdings of electric power bonds weighed on performance during the period.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
High Yield Municipal Bond Fund (Class R6/JCTRX)	7.30%	1.24%	2.83%
Bloomberg Municipal Bond Index	2.67%	0.93%	2.25%
Bloomberg High Yield Municipal Bond Index	8.19%	2.61%	4.22%

The Fund has designated Bloomberg Municipal Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Class R6 shares were first offered on 8-30-17. Returns prior to this date are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$228,883,275
Total number of portfolio holdings	300
Total advisory fees paid (net)	$791,691
Portfolio turnover rate	22%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total investments of the fund.
Sector Composition
General obligation bonds	10.9%
Revenue bonds	86.2%
Health care	20.2%
Development	19.0%
Education	17.7%
Other revenue	10.5%
Tobacco	4.2%
Housing	3.7%
Transportation	3.6%
Facilities	2.2%
Airport	1.9%
Pollution	1.5%
Utilities	0.9%
Water and sewer	0.8%
Corporate bonds	1.1%
Short-term investments	1.8%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.
Material Fund Changes
Effective 10-1-23 the fund changed its objective from "To seek a high level of current income that is largely exempt from federal income tax, consistent with the preservation of capital." to "To seek a high level of income that is largely exempt from federal income taxes."
For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3619759
59A-R6
5/24
7/24

ITEM 2. CODE OF ETHICS.

As of the end of the year, May 31, 2024, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the "Covered Officers"). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Frances G. Rathke is the audit committee financial expert and is "independent", pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant for the audits of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements amounted to $132,340 and $118,171 for the fiscal years ended May 31, 2024 and May 31, 2023, respectively. These fees were billed to the registrant and were approved by the registrant's audit committee.

(b) Audit-Related Services

Audit-related fees for assurance and related services by the principal accountant are billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser ("control affiliates") that provides ongoing services to the registrant. The nature of the services provided was affiliated service provider internal controls reviews and a software licensing fee. Amounts billed to the registrant were $239 and $3,339 for fiscal years ended May 31, 2024 and May 31, 2023, respectively.

Amounts billed to control affiliates were $127,986 and $121,890 for the fiscal years ended May 31, 2024 and May 31, 2023, respectively.

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning ("tax fees") amounted to $12,590 and $12,164 for the fiscal years ended May 31, 2024 and May 31, 2023, respectively. The nature of the services comprising the tax fees was the review of the registrant's tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant's audit committee.

(d) All Other Fees

Other fees amounted to $1,108 and $114 for the fiscal years ended May 31, 2024 and May 31, 2023, respectively. The nature of the services comprising all other fees is advisory services provided to the investment manager. These fees were approved by the registrant's audit committee.

(e)(1) Audit Committee Pre-Approval Policies and Procedures

The registrant's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the "Auditor") relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The registrant's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per year/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per year/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X

Audit-Related Fees, Tax Fees and All Other Fees

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) According to the registrant's principal accountant for the fiscal year ended May 31, 2024, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant's principal accountant for non-audit services rendered to the registrant and rendered to the registrant's control affiliates were $983,076 for the fiscal year ended May 31, 2024 and $1,244,986 for the fiscal year ended May 31, 2023.

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant's principal accountant to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant's independence.

(i) Not applicable.

(j) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Frances G. Rathke – Chairperson

William H. Cunningham

Hassell H. McClellan

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Refer to information included in Item 7.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The Registrant prepared financial statements and financial highlights for the year ended May 31, 2024 for the following funds:

John Hancock High Yield Municipal Bond Fund
John Hancock Municipal Opportunities Fund
John Hancock Short Duration Municipal Opportunities Fund

Annual Financial Statements & Other N-CSR Items
John Hancock
Municipal Opportunities Fund
Fixed income
May 31, 2024

John Hancock
Municipal Opportunities Fund

2	Fund’s investments
47	Financial statements
50	Financial highlights
54	Notes to financial statements
62	Report of independent registered public accounting firm
63	Tax information
1	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND |

Fund’s investments
AS OF 5-31-24
	Rate (%)	Maturity date	Par value^	Value
Municipal bonds 100.4%				$1,138,463,037
(Cost $1,137,419,857)
Alabama 1.3%				15,193,154
Black Belt Energy Gas District Gas Project, Series D-1	5.500	06-01-49	1,000,000	1,055,283
Black Belt Energy Gas District Series D1	4.000	07-01-52	500,000	500,465
Black Belt Energy Gas District Series D-2 (Overnight SOFR + 1.400%) (A)	4.964	07-01-52	1,325,000	1,331,466
Health Care Authority for Baptist Health Affiliate of UAB Health System, Series A	5.000	11-15-37	645,000	673,043
Southeast Alabama Gas Supply District Project No. 1, Series A	5.000	08-01-54	5,000,000	5,294,512
Southeast Alabama Gas Supply District Project No. 2, Series B	5.000	06-01-49	4,125,000	4,333,960
Southeast Energy Authority, a Cooperative District Project No. 4, Series B-2 (Overnight SOFR + 1.790%) (A)	5.354	05-01-53	2,000,000	2,004,425
Alaska 0.6%				7,289,841
Alaska Municipal Bond Bank Authority Series 2	4.250	12-01-42	2,120,000	2,101,062
Alaska Municipal Bond Bank Authority Series 2, AMT	5.250	12-01-47	1,500,000	1,545,769
Alaska Municipal Bond Bank Authority Series 2, AMT	5.250	12-01-52	25,000	25,714
Alaska Municipal Bond Bank Authority Series 4, AMT (B)	5.000	12-01-34	2,165,000	2,201,965
Alaska Municipal Bond Bank Authority Series 4, AMT (B)	5.000	12-01-35	400,000	406,262
Northern Tobacco Securitization Corp. Series A-1	5.000	06-01-25	1,000,000	1,009,069
Arizona 1.8%				20,412,335
Arizona Industrial Development Authority Benjamin Franklin Charter School Projects, Series A (C)	4.430	07-01-33	850,000	843,694
Arizona Industrial Development Authority Benjamin Franklin Charter School Projects, Series A (C)	5.000	07-01-43	750,000	733,184
Arizona Industrial Development Authority Equitable School Revolving Fund, Series A	5.000	11-01-44	1,000,000	1,027,338
Arizona Industrial Development Authority Macombs Facility Project, Series A	4.000	07-01-61	500,000	414,505
Chandler Industrial Development Authority Intel Corp. Project, Series 2, AMT (D)	4.000	06-01-49	3,500,000	3,468,471
Chandler Industrial Development Authority Intel Corp. Project, Series 2, AMT	5.000	09-01-52	1,500,000	1,531,257
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	2

	Rate (%)	Maturity date	Par value^	Value
Arizona (continued)
City of Phoenix Civic Improvement Corp. Civic Plaza, Series B (B)	5.500	07-01-28	1,000,000	$1,080,680
Glendale Industrial Development Authority Royal Oaks Life Care Community	5.000	05-15-39	3,000,000	2,898,772
Maricopa County Industrial Development Authority Arizona Autism Charter Schools Project, Series A (C)	4.000	07-01-31	250,000	242,775
Maricopa County Industrial Development Authority Choice Academies, Inc. Project (C)	5.500	09-01-32	1,080,000	1,087,700
Maricopa County Industrial Development Authority Choice Academies, Inc. Project (C)	5.750	09-01-45	1,000,000	1,005,496
Maricopa County Industrial Development Authority HonorHealth, Series A	4.000	09-01-37	515,000	512,155
Maricopa County Industrial Development Authority HonorHealth, Series A	5.000	09-01-36	555,000	587,929
Maricopa County Industrial Development Authority HonorHealth, Series D (D)	5.000	12-01-40	1,400,000	1,484,443
Maricopa County Industrial Development Authority Legacy Cares Project (C)	2.100	07-01-26	825,000	789,396
Salt River Project Agricultural Improvement & Power District Series A	5.000	01-01-39	960,000	1,001,839
Salt Verde Financial Corp. Gas Revenue	5.000	12-01-37	1,605,000	1,702,701
Arkansas 0.4%				4,851,575
Arkansas Development Finance Authority Hybar Steel Project, Series A, AMT (C)	6.875	07-01-48	500,000	541,150
Arkansas Development Finance Authority Hybar Steel Project, Series B, AMT (C)	7.375	07-01-48	2,500,000	2,721,728
County of Pulaski Arkansas Children’s Hospital	5.000	03-01-35	1,000,000	1,092,943
Little Rock School District Construction, GO	3.000	02-01-28	520,000	495,754
California 7.4%				83,747,116
Burbank-Glendale-Pasadena Airport Authority Brick Campaign Series B, AMT (B)	4.000	07-01-39	1,250,000	1,223,631
California Community Choice Financing Authority Clean Energy Project, Series A	4.000	10-01-52	2,140,000	2,138,841
California Community Choice Financing Authority Clean Energy Project, Series A-1	5.000	05-01-54	4,000,000	4,235,359
3	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
California Community Choice Financing Authority Clean Energy Project, Series B-1	4.000	02-01-52	15,000	$14,883
California Community Choice Financing Authority Clean Energy Project, Series B-1	5.000	07-01-53	1,500,000	1,568,185
California Community Choice Financing Authority Series D	5.500	05-01-54	3,500,000	3,710,270
California Community College Financing Authority Napa Valley College Project, Series A (C)	4.250	07-01-32	1,250,000	1,202,749
California Community College Financing Authority Napa Valley College Project, Series A (C)	5.750	07-01-60	500,000	501,574
California County Tobacco Securitization Agency Kern County Tobacco Funding Corp.	5.000	06-01-40	1,000,000	999,989
California Health Facilities Financing Authority Adventist Health System, Series A	5.000	03-01-40	4,015,000	4,126,455
California Health Facilities Financing Authority Episcopal Communities & Services, Series B	5.000	11-15-29	180,000	189,282
California Health Facilities Financing Authority Episcopal Communities & Services, Series B	5.000	11-15-30	135,000	143,328
California Health Facilities Financing Authority Stanford Health Care, Series A	5.000	08-15-33	2,500,000	2,884,736
California Housing Finance Agency Power Station Block 7B, Series L (C)	5.200	12-01-27	2,500,000	2,500,683
California Infrastructure & Economic Development Bank Colburn School (SIFMA + 0.900%) (A)	4.260	08-01-72	1,500,000	1,500,590
California Municipal Finance Authority Certificates of Participation, Palomar Health, Series A (B)	5.000	11-01-27	100,000	104,300
California Municipal Finance Authority Certificates of Participation, Palomar Health, Series A (B)	5.000	11-01-28	115,000	121,531
California Municipal Finance Authority Certificates of Participation, Palomar Health, Series A (B)	5.000	11-01-29	100,000	107,089
California Municipal Finance Authority Community Facilities District No. 2023-7	5.000	09-01-39	580,000	596,614
California Municipal Finance Authority NorthBay Healthcare, Series A	5.250	11-01-41	1,000,000	965,381
California Municipal Finance Authority Paradise Valley Estates Project, Series A (B)	5.000	01-01-49	1,500,000	1,558,279
California Municipal Finance Authority United Airlines, Inc. Project, AMT	4.000	07-15-29	3,000,000	2,978,421
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	4

	Rate (%)	Maturity date	Par value^	Value
California (continued)
California Municipal Finance Authority Westside Neighborhood School Project (C)	5.000	06-15-34	250,000	$258,087
California Municipal Finance Authority Westside Neighborhood School Project (C)	5.500	06-15-39	600,000	621,228
California Municipal Finance Authority Westside Neighborhood School Project (C)	5.900	06-15-44	600,000	625,809
California Pollution Control Financing Authority Poseidon Resources LP Desalination Project, AMT (C)	5.000	07-01-36	750,000	811,943
California Pollution Control Financing Authority San Diego County Water Authority Desalination Project Pipeline (C)	5.000	11-21-45	500,000	509,393
California Pollution Control Financing Authority Waste Management, Inc., Series A1, AMT	3.375	07-01-25	2,000,000	1,992,944
California Pollution Control Financing Authority Waste Management, Inc., Series A3, AMT	4.300	07-01-40	1,000,000	1,001,432
California Public Finance Authority Henry Mayo Newhall Hospital	5.000	10-15-30	500,000	506,892
California Public Finance Authority Henry Mayo Newhall Hospital	5.000	10-15-31	500,000	506,962
California School Finance Authority John Adams Academies, Series A (C)	4.500	07-01-32	810,000	799,705
California State Public Works Board Series B	5.000	10-01-39	1,000,000	1,004,184
California State Public Works Board Various Correctional Facilities, Series A	5.000	09-01-39	1,845,000	1,850,750
City & County of San Francisco Transbay Transit Center, Series A	5.000	09-01-42	1,300,000	1,357,827
City of Oroville Oroville Hospital	5.250	04-01-54	3,000,000	2,045,657
City of San Francisco Public Utilities Commission Water Revenue Regional and Local Water, Series A	5.250	11-01-48	3,275,000	3,644,821
Compton Community Redevelopment Agency Successor Agency Series A (B)	5.250	08-01-32	1,000,000	1,094,904
CSCDA Community Improvement Authority 1818 Platinum Triangle Anaheim, Series A-2 (C)	3.250	04-01-57	425,000	306,025
Golden State Tobacco Securitization Corp. Tobacco Settlement, Series A-1	5.000	06-01-51	1,000,000	1,028,048
Los Angeles Department of Water & Power Series D	5.000	07-01-52	2,000,000	2,157,222
Mount Diablo Unified School District Series B, GO	4.000	08-01-33	1,445,000	1,521,564
M-S-R Energy Authority Series B	6.500	11-01-39	945,000	1,168,256
5	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
M-S-R Energy Authority Series B	7.000	11-01-34	2,500,000	$3,009,753
Newark Unified School District Series B, GO (B)	4.000	08-01-42	235,000	238,244
Palmdale Water District Public Financing Authority Series A (B)	4.000	10-01-44	1,000,000	984,499
Palmdale Water District Public Financing Authority Series A (B)	4.000	10-01-53	300,000	288,779
River Islands Public Financing Authority Community Facilities District No. 2023-1	5.625	09-01-53	600,000	598,583
San Bernardino Community College District Election of 2002, Series D, GO (E)	3.540	08-01-33	1,900,000	1,374,681
San Francisco Bay Area Rapid Transit District Election of 2016, Series D1, GO	4.250	08-01-52	7,500,000	7,509,075
San Francisco City & County Airport Commission Series A, AMT	5.000	05-01-38	2,015,000	2,157,442
San Francisco City & County Airport Commission SFO Fuel Company, AMT	5.000	01-01-38	1,000,000	1,035,571
San Francisco City & County Airport Commission SFO Fuel Company, AMT	5.000	01-01-39	1,510,000	1,560,426
San Francisco City & County Public Utilities Commission Power Revenue Series A	5.000	11-01-45	1,500,000	1,513,337
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue, Series A	5.000	01-15-33	1,000,000	1,099,094
Sebastopol Union School District Series B, GO	5.000	08-01-48	595,000	644,009
State of California, GO	3.500	12-01-27	620,000	603,106
State of California, GO	3.650	12-01-28	350,000	347,256
Windsor Unified School District Election of 2016, GO (B)	4.000	08-01-46	2,595,000	2,597,438
Colorado 3.5%				40,231,625
City & County of Denver Company Airport System Revenue Series D, AMT	5.500	11-15-29	10,000,000	10,821,511
City & County of Denver Company Pledged Excise Tax Revenue Series A	4.000	08-01-38	2,000,000	2,003,697
Colorado Bridge Enterprise Central 70 Project, AMT	4.000	12-31-26	3,950,000	3,901,663
Colorado Health Facilities Authority AdventHealth Obligated Group	4.000	11-15-38	1,000,000	990,512
Colorado Health Facilities Authority Commonspirit Health, Series A	5.000	11-01-26	350,000	359,838
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	6

	Rate (%)	Maturity date	Par value^	Value
Colorado (continued)
Colorado Health Facilities Authority Commonspirit Health, Series A	5.000	11-01-28	1,000,000	$1,052,964
Colorado Health Facilities Authority Commonspirit Health, Series A	5.000	11-01-29	800,000	850,145
Colorado Health Facilities Authority Commonspirit Health, Series A	5.000	12-01-34	2,500,000	2,773,608
Colorado Health Facilities Authority Commonspirit Health, Series A	5.250	12-01-54	500,000	534,462
Colorado Health Facilities Authority Frasier Meadows Retirement Community Project, Series A	5.250	05-15-37	500,000	505,970
Colorado Health Facilities Authority Frasier Meadows Retirement Community Project, Series A	5.250	05-15-47	1,500,000	1,474,426
Colorado Health Facilities Authority Intermountain Healthcare, Series B	5.000	05-15-62	1,000,000	1,025,049
Colorado Health Facilities Authority Parkview Medical Center Obligated Group	3.125	09-01-42	30,000	22,909
Denver Convention Center Hotel Authority	5.000	12-01-33	1,620,000	1,645,104
Denver Convention Center Hotel Authority	5.000	12-01-36	1,000,000	1,012,015
Fiddler’s Business Improvement District Greenwood Village, GO (C)	5.000	12-01-32	250,000	252,733
Gold Hill Mesa Metropolitan District No. 2 Series A, GO (B)	5.000	12-01-25	135,000	136,683
Gold Hill Mesa Metropolitan District No. 2 Series A, GO (B)	5.000	12-01-26	145,000	148,204
Gold Hill Mesa Metropolitan District No. 2 Series A, GO (B)	5.000	12-01-28	70,000	73,029
Gold Hill Mesa Metropolitan District No. 2 Series A, GO (B)	5.000	12-01-29	45,000	47,437
Gold Hill Mesa Metropolitan District No. 2 Series A, GO (B)	5.000	12-01-30	15,000	15,960
Heritage Ridge Metropolitan District Series A, GO (B)	4.000	12-01-29	210,000	213,239
Heritage Ridge Metropolitan District Series A, GO (B)	4.000	12-01-31	240,000	243,414
Heritage Ridge Metropolitan District Series A, GO (B)	4.000	12-01-34	125,000	126,741
Heritage Ridge Metropolitan District Series A, GO (B)	4.000	12-01-42	100,000	97,512
Hess Ranch Metropolitan District No. 5 Series A-1	6.000	12-01-43	1,000,000	982,342
Hess Ranch Metropolitan District No. 5 Series A-2 (D)	6.500	12-01-43	500,000	491,519
Park Creek Metropolitan District Series A (B)	5.000	12-01-31	300,000	322,836
Park Creek Metropolitan District Series A (B)	5.000	12-01-32	470,000	511,530
Park Creek Metropolitan District Series A (B)	5.000	12-01-33	425,000	462,505
7	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Colorado (continued)
Park Creek Metropolitan District Series A (B)	5.000	12-01-34	300,000	$326,419
Park Creek Metropolitan District Series A (B)	5.000	12-01-35	300,000	325,972
Park Creek Metropolitan District Series A (B)	5.000	12-01-43	1,355,000	1,424,063
Public Authority for Colorado Energy Natural Gas Revenue	6.250	11-15-28	2,470,000	2,578,504
Rendezvous Residential Metropolitan District, GO (B)	2.000	12-01-29	200,000	173,234
Rendezvous Residential Metropolitan District, GO (B)	2.125	12-01-30	475,000	410,574
Rendezvous Residential Metropolitan District, GO (B)	2.250	12-01-32	400,000	331,774
South Suburban Park & Recreation District Certificates of Participation	4.000	12-15-41	80,000	78,464
Villages at Castle Rock Metropolitan District No. 6 Cobblestone Ranch Project, Series 2, GO (E)	8.129	12-01-37	3,166,667	1,085,439
Wildwing Metropolitan District No. 5, GO (B)	4.500	12-01-53	400,000	397,625
Connecticut 1.4%				15,416,402
City of West Haven, GO (B)	5.000	02-15-34	140,000	151,057
City of West Haven, GO (B)	5.000	02-15-35	110,000	118,118
City of West Haven, GO (B)	5.000	02-15-36	105,000	112,427
City of West Haven, GO (B)	5.000	02-15-37	100,000	106,551
City of West Haven, GO (B)	5.000	02-15-38	55,000	58,233
Connecticut State Health & Educational Facilities Authority Connecticut Children’s Medical Center, Series E	5.000	07-15-39	550,000	579,253
Connecticut State Health & Educational Facilities Authority Connecticut Children’s Medical Center, Series E	5.000	07-15-40	425,000	443,625
Connecticut State Health & Educational Facilities Authority Quinnipiac University, Series M	5.000	07-01-36	25,000	25,396
Connecticut State Health & Educational Facilities Authority Series A	2.800	07-01-48	1,500,000	1,467,617
Connecticut State Health & Educational Facilities Authority Stamford Hospital, Series M	4.000	07-01-39	2,000,000	1,906,105
Connecticut State Health & Educational Facilities Authority Stamford Hospital, Series M	5.000	07-01-34	325,000	341,362
Harbor Point Infrastructure Improvement District Harbor Point Project (C)	5.000	04-01-39	3,500,000	3,449,520
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	8

	Rate (%)	Maturity date	Par value^	Value
Connecticut (continued)
State of Connecticut Series C, GO	4.000	06-01-39	185,000	$185,549
State of Connecticut Series D, GO	5.000	09-15-30	650,000	712,937
State of Connecticut Bradley International Airport CFC Revenue Ground Transportation Center Project, AMT	5.000	07-01-49	1,435,000	1,443,244
State of Connecticut Special Tax Revenue Series B	5.000	10-01-36	1,000,000	1,053,544
State of Connecticut Special Tax Revenue Series B	5.000	10-01-37	1,000,000	1,049,277
Town of Hamden Whitney Center Project	5.000	01-01-50	755,000	676,801
Town of Hamden, GO (B)	5.000	08-15-33	1,390,000	1,535,786
Delaware 0.4%				5,046,556
Delaware State Economic Development Authority Acts Retirement Life Communities, Series B	5.000	11-15-38	770,000	802,705
Delaware State Economic Development Authority NRG Energy Project, Series A	1.250	10-01-45	4,000,000	3,772,312
Delaware State Economic Development Authority NRG Energy Project, Series B	1.250	10-01-40	500,000	471,539
District of Columbia 1.0%				10,934,019
District of Columbia DC Smart Street Lighting Project, AMT	5.000	08-31-28	2,000,000	2,064,885
District of Columbia KIPP DC Project	4.000	07-01-39	1,750,000	1,665,249
District of Columbia The Catholic University of America	5.000	10-01-32	35,000	36,505
District of Columbia Union Market Project, Series A (C)	5.125	06-01-34	5,000,000	4,906,921
Metropolitan Washington Airports Authority Aviation Revenue Series A, AMT	5.000	10-01-26	315,000	323,449
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Series C (B)	6.500	10-01-41	1,815,000	1,937,010
Florida 8.5%				96,246,110
Alachua County Health Facilities Authority Oak Hammock at the University of Florida, Inc. Project	4.000	10-01-40	250,000	218,246
Alachua County Health Facilities Authority Shands Teaching Hospital & Clinics	5.000	12-01-44	675,000	650,173
Cabot Citrus Farms Community Development District	5.250	03-01-29	1,500,000	1,505,486
9	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Florida (continued)
City of Atlantic Beach Fleet Landing Project, Series A	5.000	11-15-48	1,000,000	$967,101
City of Fort Lauderdale Series A	5.000	07-01-53	485,000	510,317
City of Jacksonville Series A	5.000	10-01-32	150,000	168,174
City of Pompano Beach John Knox Village Project	3.500	09-01-30	1,900,000	1,774,814
City of Tampa H. Lee Moffitt Cancer Center Project	5.000	07-01-50	465,000	473,745
Collier County Industrial Development Authority NCH Healthcare System Projects	5.000	10-01-54	1,250,000	1,313,160
Collier County Industrial Development Authority NCH Healthcare System Projects	5.000	10-01-54	1,000,000	1,063,005
County of Broward Airport System Revenue, Series A, AMT	5.000	10-01-27	1,500,000	1,549,067
County of Lee Airport Revenue Series A, AMT	5.000	10-01-30	3,500,000	3,698,472
County of Lee Airport Revenue Series B, AMT	5.000	10-01-28	4,060,000	4,237,856
County of Miami-Dade Seaport Department Series A, AMT	5.000	10-01-36	1,300,000	1,376,811
County of Miami-Dade Seaport Department Series A, AMT	5.000	10-01-39	3,000,000	3,166,883
County of Miami-Dade Seaport Department Series A-1, AMT (B)	4.000	10-01-45	1,900,000	1,744,412
County of Miami-Dade Seaport Department Series B-2	4.000	10-01-41	2,000,000	1,959,089
County of Monroe Airport Revenue Key West International Airport, AMT	5.000	10-01-25	130,000	131,088
County of Monroe Airport Revenue Key West International Airport, AMT	5.000	10-01-26	150,000	152,088
County of Monroe Airport Revenue Key West International Airport, AMT	5.000	10-01-28	180,000	184,930
County of Monroe Airport Revenue Key West International Airport, AMT	5.000	10-01-29	325,000	335,740
County of Monroe Airport Revenue Key West International Airport, AMT	5.000	10-01-33	1,000,000	1,050,501
Duval County Public Schools School Board Certificates of Participation, Series A (B)	5.000	07-01-30	500,000	543,883
Duval County Public Schools School Board Certificates of Participation, Series A (B)	5.000	07-01-31	250,000	271,493
Florida Atlantic University Finance Corp. Student Housing Project, Series B	4.000	07-01-35	1,280,000	1,282,687
Florida Department of Management Services Certificates of Participation, Series A	3.000	11-01-37	2,010,000	1,737,689
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	10

	Rate (%)	Maturity date	Par value^	Value
Florida (continued)
Florida Development Finance Corp. Imagine School at Broward Project, Series A (C)	5.000	12-15-34	330,000	$327,590
Florida Development Finance Corp. IPS Florida LLC (C)	5.250	06-15-29	700,000	713,501
Florida Development Finance Corp. River City Science Academy	5.000	07-01-31	325,000	334,003
Florida Development Finance Corp. River City Science Academy	5.000	07-01-42	635,000	641,032
Florida Development Finance Corp. Tampa General Hospital Project, Series A	5.000	08-01-41	1,010,000	1,059,804
Florida Development Finance Corp. UF Health Jacksonville Project	5.000	02-01-33	1,000,000	987,309
Florida Development Finance Corp. Waste Pro USA, Inc. Project, AMT	3.000	06-01-32	3,000,000	2,525,298
Florida Development Finance Corp. Waste Pro USA, Inc. Project, AMT (C)	5.250	08-01-29	1,000,000	1,020,289
Florida Development Finance Corp. Waste Pro USA, Inc. Project, AMT (C)	6.125	07-01-32	1,000,000	1,023,757
Florida Gulf Coast University Financing Corp. Housing Project, Series A	5.000	02-01-27	805,000	826,395
Florida Gulf Coast University Financing Corp. Housing Project, Series A	5.000	02-01-28	400,000	415,170
Florida Gulf Coast University Financing Corp. Housing Project, Series A	5.000	02-01-29	435,000	456,666
Florida Gulf Coast University Financing Corp. Housing Project, Series A	5.000	02-01-30	440,000	467,036
Florida Gulf Coast University Financing Corp. Housing Project, Series A	5.000	02-01-31	460,000	493,147
Florida Gulf Coast University Financing Corp. Housing Project, Series A	5.000	02-01-32	485,000	524,558
Florida Higher Educational Facilities Financial Authority Jacksonville University (C)	4.500	06-01-33	4,035,000	3,985,345
Florida Higher Educational Facilities Financial Authority Nova Southeastern University	5.000	04-01-30	990,000	1,007,810
Florida State Board of Governors Polytech University, Series A (B)	4.250	07-01-38	1,000,000	1,000,343
Florida State Board of Governors University of Florida Research Revenue Series B	4.125	07-01-53	790,000	752,563
Hillsborough County Aviation Authority Tampa International Airport, AMT	5.000	10-01-48	1,500,000	1,513,650
Hillsborough County Industrial Development Authority Tampa General Hospital Project, Series A	4.000	08-01-50	2,075,000	1,805,925
Jacksonville Housing Authority Westwood Apartments	5.000	02-01-34	2,450,000	2,559,295
11	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Florida (continued)
Miami Beach Health Facilities Authority Mt. Sinai Medical Center of Florida, Series B	4.000	11-15-51	1,500,000	$1,338,664
Miami Beach Redevelopment Agency City Center/Historic Convention Village (B)	5.000	02-01-44	5,075,000	5,074,873
Miami-Dade County Health Facilities Authority Nicklaus Children’s Hospital	5.000	08-01-47	1,000,000	1,000,198
Middleton Community Development District A Special Assessment Revenue	5.200	05-01-27	350,000	353,457
Middleton Community Development District A Special Assessment Revenue	5.450	05-01-32	250,000	261,461
Midtown Miami Community Development District Infrastructure Project, Series B	5.000	05-01-37	3,870,000	3,869,869
Orange County Health Facilities Authority Orlando Health Obligated Group, Series A	5.000	10-01-41	1,000,000	1,079,260
Orange County Health Facilities Authority Orlando Health Obligated Group, Series A	5.000	10-01-42	1,260,000	1,349,219
Orange County Health Facilities Authority Presbyterian Retirement Communities	4.000	08-01-36	3,500,000	3,321,301
Palm Beach County Health Facilities Authority Acts Retirement-Life Communities	5.000	11-15-32	3,045,000	3,129,652
Palm Beach County Health Facilities Authority Acts Retirement-Life Communities, Series A	5.000	11-15-45	1,950,000	1,967,741
Palm Beach County Health Facilities Authority Jupiter Medical Center Project, Series A	5.000	11-01-31	350,000	360,235
Palm Beach County Health Facilities Authority Toby and Leon Cooperman Sinai Residences	4.000	06-01-26	300,000	297,901
Palm Beach County Health Facilities Authority Toby and Leon Cooperman Sinai Residences	4.000	06-01-31	3,550,000	3,430,009
Palm Beach County Health Facilities Authority Toby and Leon Cooperman Sinai Residences	4.000	06-01-36	1,500,000	1,391,528
Polk County Industrial Development Authority Mineral Development LLC, AMT (C)	5.875	01-01-33	1,665,000	1,591,645
St. Johns County Industrial Development Authority Vicar’s Landing Project, Series A	4.000	12-15-50	700,000	507,208
State Board of Administration Finance Corp. Series A	5.526	07-01-34	4,000,000	4,023,241
State of Florida Series E, GO	3.000	06-01-35	2,000,000	1,807,103
University of Florida Department of Housing & Residence Series A	4.000	07-01-35	3,165,000	3,173,947
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	12

	Rate (%)	Maturity date	Par value^	Value
Florida (continued)
Village Community Development District CDD No. 6 (B)	4.000	05-01-37	410,000	$410,202
Georgia 3.6%				40,360,747
Athens-Clarke County Unified Government Development Authority University of Georgia Athletic Association Project	5.000	04-01-40	740,000	808,532
Augusta Development Authority AU Health System, Inc. Project	4.000	07-01-38	150,000	144,922
Augusta Development Authority AU Health System, Inc. Project	4.000	07-01-39	15,000	14,439
Augusta Development Authority AU Health System, Inc. Project	5.000	07-01-26	1,775,000	1,808,671
Augusta Development Authority AU Health System, Inc. Project	5.000	07-01-33	1,790,000	1,853,671
Augusta Development Authority AU Health System, Inc. Project	5.000	07-01-35	2,000,000	2,073,016
Decatur Public Facilities Authority Decatur City Projects, GO	3.000	02-01-47	1,000,000	766,556
Development Authority of Burke County Georgia Power Company Vogtle Project, Fifth Series 1995	2.200	10-01-32	2,350,000	1,881,727
Development Authority of Burke County Georgia Power Company Vogtle Project, Fourth Series 1994	3.800	10-01-32	1,000,000	1,000,428
Development Authority of Monroe County Georgia Power Company Plant Scherer Project	3.875	06-01-42	250,000	250,424
Development Authority of Rockdale County Pratt Paper LLC Project, AMT (C)	4.000	01-01-38	1,000,000	961,388
Fulton County Residential Care Facilities for the Elderly Authority Canterbury Court Project, Series A (C)	5.000	04-01-37	1,500,000	1,455,671
Fulton County Residential Care Facilities for the Elderly Authority Lenbrook Square Foundation, Inc.	5.000	07-01-42	3,250,000	3,166,848
Georgia Ports Authority	4.000	07-01-52	220,000	208,534
Georgia State Road & Tollway Authority Managed Lane System, Series A	4.000	07-15-38	3,400,000	3,488,048
Main Street Natural Gas, Inc. Series A	5.000	05-15-27	3,900,000	3,935,639
Main Street Natural Gas, Inc. Series A	5.000	05-15-35	1,730,000	1,773,507
Main Street Natural Gas, Inc. Series A	5.000	05-15-43	750,000	754,148
Main Street Natural Gas, Inc. Series A	5.000	05-01-54	1,500,000	1,585,569
Main Street Natural Gas, Inc. Series B	5.000	07-01-53	2,750,000	2,889,022
13	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Georgia (continued)
Main Street Natural Gas, Inc. Series C	5.000	09-01-53	750,000	$787,478
Main Street Natural Gas, Inc. Series E-1	5.000	12-01-53	4,780,000	5,038,288
Municipal Electric Authority of Georgia Series HH	5.000	01-01-29	3,000,000	3,121,598
Private Colleges & Universities Authority Mercer University Project	4.000	10-01-50	335,000	315,081
Private Colleges & Universities Authority Mercer University Project	5.000	10-01-28	265,000	277,542
Hawaii 0.1%				1,010,493
State of Hawaii Airports System Revenue Series A, AMT	5.000	07-01-48	1,000,000	1,010,493
Illinois 9.7%				110,473,209
Chicago Board of Education Dedicated Capital Improvement	5.000	04-01-42	1,400,000	1,417,548
Chicago Board of Education Dedicated Capital Improvement	6.000	04-01-46	3,500,000	3,662,280
Chicago Board of Education Series A, GO	5.000	12-01-34	3,000,000	3,200,848
Chicago Board of Education Series A, GO	5.000	12-01-37	1,050,000	1,077,051
Chicago Board of Education Series B, GO	4.000	12-01-38	2,000,000	1,869,006
Chicago Board of Education Series B, GO	5.000	12-01-30	1,000,000	1,054,338
Chicago Midway International Airport Series A, AMT	5.000	01-01-34	1,000,000	1,075,252
Chicago Midway International Airport Series A, AMT	5.000	01-01-35	500,000	540,682
Chicago O’Hare International Airport Series A, AMT	5.000	01-01-48	1,500,000	1,523,030
Chicago O’Hare International Airport Series C	5.000	01-01-38	1,545,000	1,566,026
Chicago O’Hare International Airport Series D	5.000	01-01-52	3,670,000	3,711,363
City of Chicago Series A, GO	5.000	01-01-29	4,000,000	4,222,988
City of Chicago Series A, GO	5.000	01-01-31	1,000,000	1,050,989
City of Chicago Wastewater Transmission Revenue Series A (B)	5.000	01-01-38	1,000,000	1,113,185
City of Chicago Wastewater Transmission Revenue Series A (B)	5.000	01-01-39	250,000	277,016
City of Chicago Wastewater Transmission Revenue Series A (B)	5.000	01-01-44	1,000,000	1,072,327
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	14

	Rate (%)	Maturity date	Par value^	Value
Illinois (continued)
City of Chicago Wastewater Transmission Revenue Series A (B)	5.250	01-01-48	200,000	$213,649
City of Chicago Wastewater Transmission Revenue Series C	5.000	01-01-39	2,500,000	2,505,594
Cook County Community College District No. 508 City Colleges of Chicago, GO (B)	5.000	12-01-34	1,000,000	1,092,738
Cook County Community College District No. 508 City Colleges of Chicago, GO (B)	5.000	12-01-35	1,000,000	1,091,088
Cook County Community College District No. 508 City Colleges of Chicago, GO (B)	5.000	12-01-36	1,000,000	1,086,506
Cook County Community College District No. 508 City Colleges of Chicago, GO (B)	5.000	12-01-37	1,000,000	1,079,971
Cook County School District No. 143 Midlothian Series A, GO (B)	5.000	12-01-30	815,000	866,332
Cook County School District No. 143 Midlothian Series A, GO (B)	5.000	12-01-31	730,000	782,308
Cook County School District No. 143 Midlothian Series A, GO (B)	5.000	12-01-32	785,000	847,477
Cook County School District No. 143 Midlothian Series A, GO (B)	5.000	12-01-33	895,000	973,090
County of Cook Series B	5.000	11-15-29	225,000	241,842
Illinois Finance Authority Clark-Lindsey Village, Series A	4.600	06-01-27	665,000	650,827
Illinois Finance Authority Clark-Lindsey Village, Series A	5.125	06-01-32	725,000	699,879
Illinois Finance Authority Clark-Lindsey Village, Series A	5.250	06-01-37	1,015,000	949,579
Illinois Finance Authority DePaul College Prep Foundation, Series A (C)	4.500	08-01-33	1,155,000	1,186,644
Illinois Finance Authority Dominican University	5.000	03-01-27	360,000	358,798
Illinois Finance Authority Dominican University	5.000	03-01-29	460,000	457,340
Illinois Finance Authority Dominican University	5.000	03-01-31	595,000	589,757
Illinois Finance Authority LRS Holdings LLC Project, Series A, AMT (C)	7.250	09-01-52	1,000,000	1,052,275
15	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Illinois (continued)
Illinois Finance Authority LRS Holdings LLC Project, Series B, AMT (C)	7.375	09-01-42	1,250,000	$1,347,916
Illinois Finance Authority Shedd Aquarium Society Project	5.000	06-01-31	600,000	653,348
Illinois Finance Authority UChicago Medicine, Series B-2	5.000	08-15-52	2,000,000	2,071,019
Illinois Finance Authority University of Illinois-Urbana Champaign, Series A	5.000	10-01-48	2,500,000	2,592,916
Illinois State Toll Highway Authority Series A	5.000	01-01-45	2,365,000	2,496,538
Metropolitan Pier & Exposition Authority McCormick Place Expansion, Series A	4.000	12-15-42	2,000,000	1,911,673
Metropolitan Pier & Exposition Authority McCormick Place Expansion, Series B	5.000	12-15-27	3,345,000	3,392,894
Moultrie Shelby & Coles Counties Community Unit School District No. 300, GO (B)	5.000	12-01-40	1,000,000	1,022,553
Moultrie Shelby & Coles Counties Community Unit School District No. 300, GO (B)	5.000	12-01-41	1,000,000	1,019,864
Northern Illinois University Auxuliary Facilities System Revenue (B)	5.000	10-01-28	450,000	466,930
Northern Illinois University Series B (B)	5.000	04-01-28	110,000	113,193
Sales Tax Securitization Corp. Series A	4.000	01-01-39	750,000	719,158
Sales Tax Securitization Corp. Series A	4.000	01-01-42	1,950,000	1,918,590
Sales Tax Securitization Corp. Series A	5.000	01-01-32	905,000	946,201
Sales Tax Securitization Corp. Series A	5.000	01-01-37	4,215,000	4,381,467
Sales Tax Securitization Corp. Series A (B)	5.000	01-01-37	1,000,000	1,061,953
Sales Tax Securitization Corp. Series C	5.000	01-01-35	1,250,000	1,343,540
Sales Tax Securitization Corp. Series D	5.000	01-01-36	1,100,000	1,207,381
Sales Tax Securitization Corp. Series D	5.000	01-01-37	1,310,000	1,433,135
Sales Tax Securitization Corp. Series D	5.000	01-01-38	1,385,000	1,506,008
Sales Tax Securitization Corp. Series D	5.000	01-01-39	1,520,000	1,643,563
South Suburban College Community School District No. 510, GO (B)	5.250	12-01-37	1,190,000	1,281,484
South Suburban College Community School District No. 510, GO (B)	5.250	12-01-39	1,315,000	1,402,135
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	16

	Rate (%)	Maturity date	Par value^	Value
Illinois (continued)
South Suburban College Community School District No. 510, GO (B)	5.250	12-01-41	1,490,000	$1,580,205
St. Clair County Community Unit School District No. 187 Cahokia Series B, GO (B)	5.000	01-01-43	1,350,000	1,396,305
State of Illinois Series A, GO	5.000	10-01-28	1,750,000	1,835,665
State of Illinois Series A, GO	5.000	05-01-34	2,000,000	2,089,617
State of Illinois Series A, GO	5.000	05-01-40	350,000	360,363
State of Illinois Series B, GO	4.000	11-01-35	1,750,000	1,736,860
State of Illinois Series B, GO	5.000	10-01-30	2,000,000	2,144,132
State of Illinois Series B, GO	5.000	05-01-40	500,000	540,537
State of Illinois Series B, GO	5.250	05-01-43	500,000	542,403
State of Illinois Series B, GO	5.250	05-01-44	500,000	540,134
State of Illinois Series C, GO	5.000	06-15-41	3,000,000	3,214,784
State of Illinois Series D, GO	3.250	11-01-26	2,815,000	2,741,113
State of Illinois, GO (B)	4.000	02-01-31	1,050,000	1,051,018
University of Illinois Series A (B)	4.125	04-01-48	60,000	56,847
Upper Illinois River Valley Development Authority Prairie Crossing Charter School Project (C)	5.000	01-01-55	625,000	575,061
Village of Lincolnwood Certificates of Participation, District 1860 Development Project, Series A (C)	4.820	01-01-41	5,790,000	5,220,418
Winnebago & Boone Counties School District No. 205 Rockford, GO (B)	5.000	02-01-32	3,500,000	3,754,665
Indiana 1.3%				15,315,568
City of Valparaiso Pratt Paper LLC Project, AMT (C)	4.875	01-01-44	500,000	509,372
City of Whiting BP Products North America, Inc., Series A, AMT	4.400	03-01-46	3,825,000	3,779,278
Greensburg Building Corp. Fire Station Project, Series A (B)	5.000	07-15-33	1,500,000	1,632,062
Greensburg Building Corp. Public Works Building Project, Series B (B)	5.000	07-15-33	1,195,000	1,300,242
Indiana Finance Authority CWA Authority Project. Series 2024-A (D)	5.000	10-01-40	500,000	547,331
17	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Indiana (continued)
Indiana Finance Authority Ohio Valley Electric Corp. Project, Series A	4.250	11-01-30	1,000,000	$991,182
Indiana Finance Authority Polyflow Industry Project, AMT (C)	7.000	03-01-39	1,165,000	807,356
Indiana Finance Authority University Evansville Project, Series A	5.000	09-01-25	500,000	499,286
Indiana Municipal Power Agency Series A	5.000	01-01-42	815,000	840,724
Indianapolis Local Public Improvement Bond Bank Convention Center Hotel, Series E	5.500	03-01-38	800,000	871,959
Indianapolis Local Public Improvement Bond Bank Indianapolis Airport Authority Project, Series G-2, AMT	5.000	01-01-30	330,000	346,979
Indianapolis Local Public Improvement Bond Bank Indianapolis Airport Authority Project, Series G-2, AMT	5.000	01-01-31	1,095,000	1,161,410
Indianapolis Local Public Improvement Bond Bank Indianapolis Airport Authority Project, Series G-2, AMT	5.000	01-01-32	305,000	325,985
Indianapolis Local Public Improvement Bond Bank Indianapolis Airport Authority Project, Series G-2, AMT	5.000	01-01-33	595,000	636,687
Indianapolis Local Public Improvement Bond Bank Indianapolis Airport Authority Project, Series G-2, AMT	5.000	01-01-34	205,000	219,331
Indianapolis Local Public Improvement Bond Bank Stormwater Project, Series C	4.000	01-01-47	885,000	846,384
Iowa 0.5%				5,477,312
Harlan Community School District, GO (B)	4.000	06-01-32	515,000	527,137
Harlan Community School District, GO (B)	4.000	06-01-33	540,000	553,585
Iowa Great Lakes Sanitation District, GO	4.000	06-01-33	1,145,000	1,162,281
Iowa Great Lakes Sanitation District, GO	4.000	06-01-34	275,000	278,613
PEFA, Inc. Gas Project Revenue	5.000	09-01-49	2,000,000	2,035,242
Rock Valley Community School District, GO (B)(D)	4.000	06-01-44	955,000	920,454
Kansas 0.6%				6,656,439
City of Prairie Village Meadowbrook TIF Project	2.875	04-01-30	750,000	715,101
City of Prairie Village Meadowbrook TIF Project	3.125	04-01-36	1,650,000	1,486,028
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	18

	Rate (%)	Maturity date	Par value^	Value
Kansas (continued)
Kansas Development Finance Authority Adventhealth Obligated Group, Series B	5.000	11-15-54	3,000,000	$3,241,923
Wyandotte County-Kansas City Unified Government Legends Apartments Garage & West Lawn Project	4.500	06-01-40	1,275,000	1,213,387
Kentucky 0.8%				9,479,273
County of Trimble Louisville Gas and Electric Company Project, Series A	3.750	06-01-33	2,500,000	2,382,626
County of Trimble Louisville Gas and Electric Company Project, Series A, AMT	1.300	09-01-44	2,500,000	2,262,447
Eastern Kentucky University Series A	5.000	04-01-27	480,000	496,222
Kentucky Municipal Power Agency Prairie State Project, Series A	4.000	09-01-45	445,000	385,880
Kentucky Public Energy Authority Series C	4.000	08-01-25	600,000	599,109
Kentucky Turnpike Authority Revitalization Projects, Series 2022-A	5.000	07-01-32	2,000,000	2,205,616
Woodford County School District Finance Corp. Series A (B)	6.000	08-01-31	1,000,000	1,147,373
Louisiana 2.0%				23,089,406
Louisiana Local Government Environmental Facilities & Community Development Authority Downsville Community Charter School Project (C)	6.375	06-15-53	3,500,000	3,522,442
Louisiana Local Government Environmental Facilities & Community Development Authority Entergy Louisiana LLC Project, Series A	2.000	06-01-30	770,000	667,488
Louisiana Local Government Environmental Facilities & Community Development Authority Louisiana Insurance Guaranty Association Project, Series B	5.000	08-15-32	5,000,000	5,163,486
Louisiana Local Government Environmental Facilities & Community Development Authority Westlake Chemical Corp. Project	3.500	11-01-32	5,285,000	4,996,233
Louisiana Public Facilities Authority Lincoln Preparatory School, Series A (C)	6.375	06-01-52	250,000	237,219
Louisiana Public Facilities Authority Ochsner Clinic Foundation Project	5.000	05-15-46	2,500,000	2,509,903
New Orleans Aviation Board Parking Facilities Corp. Consolidated Garage System (B)	5.000	10-01-48	1,000,000	1,018,892
19	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Louisiana (continued)
New Orleans Aviation Board Series B, AMT	5.000	01-01-39	275,000	$289,891
New Orleans Aviation Board Series B, AMT	5.000	01-01-41	1,490,000	1,556,056
New Orleans Aviation Board Series B, AMT	5.000	01-01-42	685,000	713,033
New Orleans Aviation Board Series B, AMT	5.000	01-01-48	245,000	245,206
St. James Parish NuStar Logistics LP Project (C)	5.850	08-01-41	1,000,000	1,014,593
State of Louisiana Gasoline & Fuels Tax Revenue Series B	3.000	05-01-41	1,420,000	1,154,964
Maine 0.1%				939,913
City of Lewiston, GO	5.000	03-15-32	860,000	939,913
Maryland 1.2%				13,567,022
City of Gaithersburg Asbury Maryland Obligated Group	5.000	01-01-37	2,000,000	2,014,429
County of Howard Consolidated Public Improvement Project, Series A, GO	4.000	08-15-37	1,000,000	1,021,666
Maryland Department Of Housing & Community Development Series A-1	5.000	06-01-44	1,000,000	1,067,362
Maryland Economic Development Corp. Morgan St. University Project, Series A	5.250	07-01-31	500,000	532,450
Maryland Economic Development Corp. Morgan St. University Project, Series A	5.250	07-01-32	500,000	535,526
Maryland Economic Development Corp. Morgan St. University Project, Series A	5.250	07-01-33	475,000	507,356
Maryland Health & Higher Educational Facilities Authority Broadmead Issue, Series A	5.000	07-01-43	1,240,000	1,259,127
Maryland Health & Higher Educational Facilities Authority University of Maryland Medical System, Series B-1	5.000	07-01-45	1,000,000	1,005,813
Maryland Stadium Authority Built to Learn	5.000	06-01-27	845,000	882,772
State of Maryland Department of Transportation Series A	3.000	10-01-33	5,125,000	4,740,521
Massachusetts 4.8%				54,060,831
Commonwealth of Massachusetts Transportation Fund Revenue Rail Enhancement and Accelerated Bridge Programs, Series A	5.000	06-01-42	3,185,000	3,284,095
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	20

	Rate (%)	Maturity date	Par value^	Value
Massachusetts (continued)
Massachusetts Bay Transportation Authority Sales Tax Revenue Series A-1	4.000	07-01-36	2,700,000	$2,782,427
Massachusetts Bay Transportation Authority Sales Tax Revenue Series A-1	4.000	07-01-51	3,175,000	3,013,430
Massachusetts Development Finance Agency Boston Medical Center, Series D	5.000	07-01-44	3,165,000	3,084,779
Massachusetts Development Finance Agency Boston Medical Center, Series G	4.375	07-01-52	640,000	602,153
Massachusetts Development Finance Agency Boston Medical Center, Series G	5.250	07-01-48	1,000,000	1,055,682
Massachusetts Development Finance Agency Boston University, Series BB1	5.000	10-01-46	200,000	203,401
Massachusetts Development Finance Agency Boston University, Series FF	5.000	10-01-48	1,000,000	1,066,734
Massachusetts Development Finance Agency Carleton-Willard Village Homes, Inc.	5.000	12-01-42	1,050,000	1,041,759
Massachusetts Development Finance Agency Dana Farber Cancer Institute, Series N	5.000	12-01-41	2,450,000	2,494,065
Massachusetts Development Finance Agency Merrimack College	5.000	07-01-37	725,000	750,321
Massachusetts Development Finance Agency Merrimack College	5.000	07-01-52	1,000,000	991,624
Massachusetts Development Finance Agency Newbridge Charles, Inc. (C)	5.000	10-01-37	2,000,000	2,032,317
Massachusetts Development Finance Agency NewBridge on the Charles, Inc. (C)	5.000	10-01-47	560,000	559,196
Massachusetts Development Finance Agency Series T	5.000	03-01-34	5,000,000	5,710,587
Massachusetts Development Finance Agency Suffolk University	5.000	07-01-32	620,000	639,736
Massachusetts Development Finance Agency UMass Memorial Health Care, Series I	5.000	07-01-46	1,150,000	1,151,885
Massachusetts Development Finance Agency Worcester Polytechnic Institute	3.000	09-01-36	85,000	74,541
Massachusetts Development Finance Agency Worcester Polytechnic Institute	5.000	09-01-42	305,000	313,243
Massachusetts Development Finance Agency Worcester Polytechnic Institute	5.000	09-01-52	30,000	30,348
Massachusetts Development Finance Agency Worcester Polytechnic Institute	5.000	09-01-59	10,535,000	10,842,084
Massachusetts Educational Financing Authority Series A, GO	5.950	07-01-44	660,000	633,942
Massachusetts Educational Financing Authority Series B, AMT (D)	4.250	07-01-32	1,800,000	1,763,634
21	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Massachusetts (continued)
Massachusetts Health & Educational Facilities Authority Amherst College, Series J-1	5.000	11-01-35	1,150,000	$1,358,439
Massachusetts Municipal Wholesale Electric Company Cotton Solar Project, Series A	5.000	07-01-29	200,000	214,260
Massachusetts Municipal Wholesale Electric Company Cotton Solar Project, Series A	5.000	07-01-30	200,000	217,096
Massachusetts Municipal Wholesale Electric Company Cotton Solar Project, Series A	5.000	07-01-31	200,000	219,723
Massachusetts Municipal Wholesale Electric Company Cotton Solar Project, Series A	5.000	07-01-32	125,000	138,819
Massachusetts Port Authority BOSFuel Project, Series A, AMT	5.000	07-01-39	1,000,000	1,031,138
Massachusetts Port Authority BOSFuel Project, Series A, AMT	5.000	07-01-49	1,000,000	1,018,345
Massachusetts Port Authority Series C, AMT	5.000	07-01-30	730,000	770,178
Northeast Metropolitan Regional Vocational School District, GO	4.000	05-15-54	3,375,000	3,145,410
Town of Maynard, GO	4.000	04-15-50	1,930,000	1,825,440
Michigan 2.3%				25,539,304
City of Detroit, GO	5.000	04-01-26	660,000	668,616
City of Detroit, GO	5.000	04-01-30	800,000	830,711
City of Detroit, GO	5.500	04-01-32	295,000	314,087
City of Detroit, GO	5.500	04-01-33	470,000	500,365
City of Detroit, GO	5.500	04-01-34	330,000	351,274
City of Detroit, GO	5.500	04-01-39	1,290,000	1,358,512
Detroit City School District School Building and Site Improvement, Series A, GO (B)	5.250	05-01-32	1,100,000	1,218,226
Detroit Downtown Development Authority Catalyst Development Project, Series A (B)	5.000	07-01-43	425,000	424,969
Gerald R. Ford International Airport Authority, AMT	5.000	01-01-34	1,285,000	1,424,766
Gerald R. Ford International Airport Authority, AMT	5.000	01-01-36	710,000	785,715
Great Lakes Water Authority Sewage Disposal System Revenue Series C	5.000	07-01-35	4,000,000	4,080,974
Great Lakes Water Authority Water Supply System Revenue Series A	5.000	07-01-45	500,000	526,931
Michigan Finance Authority Beaumont-Spectrum Consolidation (SIFMA + 0.750%) (A)	4.110	04-15-47	1,750,000	1,749,900
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	22

	Rate (%)	Maturity date	Par value^	Value
Michigan (continued)
Michigan Finance Authority Henry Ford Health Utility Plant Project	5.000	02-29-36	1,000,000	$1,099,693
Michigan Finance Authority Henry Ford Health Utility Plant Project	5.000	02-28-38	1,000,000	1,085,264
Michigan Finance Authority Lawrence Technological University	4.000	02-01-32	490,000	449,597
Michigan Finance Authority Lawrence Technological University	4.000	02-01-42	540,000	431,598
Michigan Finance Authority Local Government Loan Program, Series F-1, GO	4.500	10-01-29	1,500,000	1,489,230
Michigan Finance Authority McLaren Healthcare Hospital, Series A	5.000	05-15-38	1,450,000	1,456,712
Michigan Finance Authority Series A-1	4.000	06-01-49	1,800,000	1,599,546
Oakland University Series B	5.000	03-01-34	615,000	670,835
State of Michigan Trunk Line Revenue Rebuilding Michigan Program, Series B	4.000	11-15-39	3,000,000	3,021,783
Minnesota 0.2%				1,914,879
Duluth Economic Development Authority St. Luke Hospital of Duluth, Series A	4.000	06-15-34	215,000	219,371
Duluth Economic Development Authority St. Luke Hospital of Duluth, Series A	4.000	06-15-36	590,000	598,981
Duluth Economic Development Authority St. Luke Hospital of Duluth, Series A	4.000	06-15-36	400,000	406,833
Minnesota Housing Finance Agency Series A	2.950	02-01-46	785,404	689,694
Mississippi 0.4%				4,314,597
Mississippi Business Finance Corp. System Energy Resources, Inc. Project	2.375	06-01-44	1,595,000	951,798
Mississippi Development Bank Magnolia Regional Health Center Project (C)	4.000	10-01-41	1,000,000	802,973
Mississippi State University Educational Building Corp. New Residence Hall and Facilities Refinancing, Series B	5.000	08-01-41	1,395,000	1,537,324
State of Mississippi Gaming Tax Revenue Series A	5.000	10-15-36	1,000,000	1,022,502
Missouri 1.6%				17,672,763
Andrew County Reorganized School District No. 3 Certificates of Participation, Series A (B)	5.000	04-15-37	335,000	364,658
Health & Educational Facilities Authority of the State of Missouri Lutheran Senior Service Project, Series A	5.000	02-01-42	250,000	246,523
23	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Missouri (continued)
Health & Educational Facilities Authority of the State of Missouri Mercy Health	5.500	12-01-48	1,000,000	$1,092,155
Kansas City Industrial Development Authority Kansas City International Airport Terminal, AMT	4.000	03-01-45	1,000,000	917,126
Lee’s Summit Industrial Development Authority John Knox Village Project, Series A	4.825	08-15-47	1,385,000	1,386,264
Lee’s Summit Industrial Development Authority John Knox Village Project, Series A	5.000	08-15-32	2,000,000	2,004,355
Lee’s Summit Industrial Development Authority John Knox Village Project, Series A	5.000	08-15-36	85,000	84,381
Lee’s Summit Industrial Development Authority John Knox Village Project, Series A	5.000	08-15-39	1,000,000	1,026,468
Missouri Development Finance Board Infrastructure Facilities Revenue (B)	5.000	06-01-28	2,000,000	2,101,526
Missouri Development Finance Board St. Louis Zoo Projects	5.000	05-01-31	1,000,000	1,085,974
Missouri Development Finance Board St. Louis Zoo Projects	5.000	05-01-32	1,125,000	1,232,926
Missouri Joint Municipal Electric Utility Commission MoPEP Facilities	5.000	12-01-28	750,000	796,310
Missouri Joint Municipal Electric Utility Commission MoPEP Facilities	5.000	12-01-31	1,000,000	1,093,004
Missouri Joint Municipal Electric Utility Commission MoPEP Facilities	5.000	12-01-32	500,000	551,744
Missouri Joint Municipal Electric Utility Commission MoPEP Facilities	5.000	12-01-34	735,000	802,402
St. Louis County Industrial Development Authority Manchester Ballas Community Improvement Disctrict Project, Series A (C)	5.000	09-01-38	2,000,000	1,918,146
Taney County Industrial Development Authority Big Cedar Infrastructure Project (C)	5.000	10-01-33	1,000,000	968,801
Montana 0.3%				3,335,032
City of Forsyth NorthWestern Corp. Colstrip Project	3.875	07-01-28	3,000,000	2,979,817
Montana Facility Finance Authority Montana Children’s Home and Hospital	4.000	07-01-50	550,000	355,215
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	24

	Rate (%)	Maturity date	Par value^	Value
Nebraska 0.6%				$6,387,392
Nebraska State Colleges Student Fees & Facilities Revenue (B)	5.000	07-01-48	950,000	998,790
Omaha Public Power District Series A	5.000	02-01-43	5,000,000	5,388,602
Nevada 1.2%				14,125,505
Clark County School District Series A, GO	4.000	06-15-43	2,920,000	2,818,184
Clark County School District Series A, GO	4.000	06-15-44	3,000,000	2,875,775
County of Clark Department of Aviation Series A, AMT	5.000	07-01-26	1,000,000	1,023,628
Las Vegas Convention & Visitors Authority Series A	5.000	07-01-37	700,000	772,639
Las Vegas Convention & Visitors Authority Series A	5.000	07-01-38	1,350,000	1,480,929
Las Vegas Valley Water District Series C, GO	4.000	06-01-39	3,000,000	2,999,577
Washoe County School District School Improvement, Series A, GO (B)	3.000	06-01-34	2,400,000	2,154,773
New Hampshire 0.6%				6,509,594
New Hampshire Business Finance Authority Pennichuck Water Works, Inc., AMT, Series A	5.375	04-01-49	200,000	195,876
New Hampshire Business Finance Authority Pennichuck Water Works, Inc., AMT, Series A	5.500	04-01-43	190,000	194,147
New Hampshire Business Finance Authority Pennichuck Water Works, Inc., AMT, Series A	5.500	04-01-54	300,000	295,801
New Hampshire Business Finance Authority Series A (C)	3.625	07-01-43	1,500,000	1,205,825
New Hampshire Business Finance Authority Springpoint Senior Living	4.000	01-01-41	1,000,000	842,044
New Hampshire Health & Education Facilities Authority Catholic Medical Center	3.500	07-01-34	175,000	153,698
New Hampshire Health & Education Facilities Authority Catholic Medical Center	3.750	07-01-40	55,000	45,858
New Hampshire Health & Education Facilities Authority Catholic Medical Center	5.000	07-01-37	50,000	50,498
New Hampshire Health & Education Facilities Authority Dartmouth Hitchcock Group, Series A	5.000	08-01-34	3,405,000	3,517,037
New Hampshire Health and Education Facilities Authority Catholic Medical Center	3.375	07-01-33	10,000	8,810
25	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
New Jersey 2.4%				$27,127,846
Casino Reinvestment Development Authority, Inc. Luxury Tax Revenue	5.250	11-01-39	2,515,000	2,518,990
County of Somerset Series A & C, GO	3.000	07-15-30	405,000	381,605
New Jersey Economic Development Authority Municipal Rehabilitation, Series A	5.250	04-01-28	1,600,000	1,688,320
New Jersey Economic Development Authority Port Newark Container Terminal LLC, AMT	5.000	10-01-47	2,000,000	2,013,593
New Jersey Economic Development Authority Series RRR	5.000	03-01-28	2,500,000	2,626,714
New Jersey Economic Development Authority Series SSS	5.250	06-15-36	1,000,000	1,138,237
New Jersey Economic Development Authority Series SSS	5.250	06-15-37	1,000,000	1,131,636
New Jersey Economic Development Authority Series SSS	5.250	06-15-39	1,000,000	1,118,432
New Jersey Transportation Trust Fund Authority Series A	4.000	06-15-35	2,255,000	2,277,386
New Jersey Transportation Trust Fund Authority Series A	4.250	06-15-40	1,400,000	1,405,566
New Jersey Transportation Trust Fund Authority Series AA	5.000	06-15-30	500,000	539,994
New Jersey Transportation Trust Fund Authority Series AA	5.000	06-15-44	1,415,000	1,415,183
New Jersey Transportation Trust Fund Authority Series AA	5.250	06-15-43	1,000,000	1,038,618
New Jersey Transportation Trust Fund Authority Series BB-1	5.000	06-15-29	1,700,000	1,801,918
New Jersey Transportation Trust Fund Authority Series C (B)(E)	3.971	12-15-31	750,000	556,794
State of New Jersey, GO	2.000	06-01-27	1,135,000	1,051,094
State of New Jersey, GO	2.000	06-01-29	2,470,000	2,179,370
Tobacco Settlement Financing Corp. Series B	5.000	06-01-46	2,230,000	2,244,396
New Mexico 0.1%				1,040,820
City of Albuquerque Transportation Infrastructure	4.000	07-01-33	1,000,000	1,015,922
New Mexico Educational Assistance Foundation Education Loan, Series A-1, AMT	3.875	04-01-34	25,000	24,898
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	26

	Rate (%)	Maturity date	Par value^	Value
New York 6.3%				$71,560,149
Albany County Airport Authority Series B, AMT	5.000	12-15-26	600,000	614,676
Battery Park City Authority Series A	5.000	11-01-49	15,000	15,682
Build NYC Resource Corp. KIPP NYC Public Charter Schools - Canal West Project	5.250	07-01-52	1,000,000	1,020,675
Build NYC Resource Corp. KIPP NYC Public Charter Schools - Canal West Project	5.250	07-01-62	2,000,000	2,030,069
Build NYC Resource Corp. Seton Education Partners Brilla Project, Series A (C)	4.000	11-01-41	250,000	211,635
Build NYC Resource Corp. Seton Education Partners Brilla Project, Series A (C)	4.000	11-01-51	255,000	198,310
City of New York Fiscal 2021, Series C, GO	4.000	08-01-37	1,320,000	1,333,629
City of New York Series F-1, GO	5.000	03-01-50	1,525,000	1,602,154
City of Yonkers Series F, GO (B)	5.000	11-15-28	250,000	268,225
City of Yonkers Series F, GO (B)	5.000	11-15-30	80,000	88,324
City of Yonkers Series F, GO (B)	5.000	11-15-31	300,000	335,193
City of Yonkers Series F, GO (B)	5.000	11-15-32	250,000	282,520
City of Yonkers Series G, GO (B)	5.000	11-15-29	290,000	315,881
City of Yonkers Series G, GO (B)	5.000	11-15-30	410,000	452,661
City of Yonkers Series G, GO (B)	5.000	11-15-31	310,000	346,366
County of Nassau Series B, GO (B)	5.000	07-01-37	635,000	664,490
Dutchess County Local Development Corp. Health Quest Systems, Inc., Series B	4.000	07-01-41	2,000,000	1,792,762
Dutchess County Local Development Corp. Marist College Project	5.000	07-01-33	150,000	166,545
Dutchess County Local Development Corp. Marist College Project	5.000	07-01-34	200,000	221,987
Dutchess County Local Development Corp. Marist College Project	5.000	07-01-35	250,000	276,990
Dutchess County Local Development Corp. Nuvance Health, Series B	4.000	07-01-49	1,000,000	853,038
Hempstead Town Local Development Corp. Hofstra University Project	5.000	07-01-47	1,490,000	1,512,077
Metropolitan Transportation Authority Series A (B)	4.000	11-15-46	2,000,000	1,846,632
27	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
New York (continued)
Metropolitan Transportation Authority Series A-1	5.000	11-15-45	2,000,000	$2,013,977
Metropolitan Transportation Authority Series A-2	5.000	11-15-27	1,250,000	1,292,618
Metropolitan Transportation Authority Series C-1	5.000	11-15-30	500,000	515,514
New York City Industrial Development Agency Yankee Stadium Project, Series A (B)	5.000	03-01-28	350,000	366,649
New York City Municipal Water Finance Authority 2nd General Resolution Fiscal 2021, Series AA-2	4.000	06-15-43	750,000	737,935
New York City Municipal Water Finance Authority Series GG	5.000	06-15-50	2,795,000	2,920,609
New York City Transitional Finance Authority Future Tax Subordinated Bonds, Series A	4.000	11-01-38	500,000	501,251
New York City Transitional Finance Authority Future Tax Subordinated Bonds, Series C-1	4.000	11-01-38	3,010,000	3,017,807
New York City Transitional Finance Authority Future Tax Subordinated Bonds, Series C-1	4.000	05-01-40	330,000	326,641
New York City Transitional Finance Authority Future Tax Subordinated Bonds, Series C-1	4.000	05-01-45	250,000	242,118
New York City Transitional Finance Authority Future Tax Subordinated Bonds, Series C-1	5.000	05-01-41	300,000	320,315
New York City Transitional Finance Authority Series E-1	4.000	02-01-39	1,710,000	1,695,604
New York Liberty Development Corp. World Trade Center, Class 2-3 (C)	5.150	11-15-34	2,500,000	2,510,605
New York Power Authority Series A	4.000	11-15-45	400,000	385,904
New York State Dormitory Authority Garnet Health Medical Center (C)	5.000	12-01-40	1,000,000	938,128
New York State Dormitory Authority General Purpose, Series A	4.000	03-15-37	2,295,000	2,303,841
New York State Dormitory Authority General Purpose, Series D	4.000	02-15-39	2,450,000	2,422,951
New York State Dormitory Authority Northwell Health Obligation Group	5.000	05-01-37	1,000,000	1,083,693
New York State Dormitory Authority Series A	5.000	03-15-44	750,000	813,202
New York State Dormitory Authority Series A	5.250	03-15-52	500,000	543,577
New York State Dormitory Authority Series E	4.000	03-15-39	365,000	360,681
New York State Dormitory Authority Teachers College	4.000	07-01-46	750,000	721,423
New York State Environmental Facilities Corp. Casella Waste System, Inc. Project, AMT	2.750	09-01-50	3,595,000	3,510,314
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	28

	Rate (%)	Maturity date	Par value^	Value
New York (continued)
New York State Environmental Facilities Corp. Series B	4.000	06-15-37	495,000	$503,167
New York State Urban Development Corp. Series C	4.000	03-15-39	1,000,000	991,450
New York State Urban Development Corp. Series C	5.000	03-15-31	1,745,000	1,919,707
New York Transportation Development Corp. American Airlines Inc., John F. Kennedy International Airport, AMT	2.250	08-01-26	120,000	116,400
New York Transportation Development Corp. Delta Airlines, Inc., Laguardia Airport, AMT	4.000	01-01-36	2,000,000	1,972,797
New York Transportation Development Corp. John F. Kennedy International Airport Project, Terminal 4, AMT	4.000	12-01-42	565,000	527,244
New York Transportation Development Corp. John F. Kennedy International Airport Project, Terminal 4, AMT	5.000	12-01-24	1,000,000	1,002,546
New York Transportation Development Corp. John F. Kennedy International Airport Project, Terminal 4, AMT	5.000	12-01-25	1,100,000	1,111,699
New York Transportation Development Corp. Laguardia Airport Terminal B Redevelopment Project, AMT	5.000	07-01-46	2,500,000	2,484,578
New York Transportation Development Corp. New York State Thruway Service Areas Project, AMT	2.500	10-31-31	500,000	407,198
Port Authority of New York & New Jersey 194th Series	5.250	10-15-55	3,000,000	3,039,759
Schenectady County Capital Resource Corp. Union College Project	5.000	07-01-32	100,000	112,118
Suffolk Regional Off-Track Betting Company	5.750	12-01-44	500,000	516,351
Suffolk Tobacco Asset Securitization Corp. New York Tobacco Settlement Asset Backed Subordinated, Series B-1	4.000	06-01-50	470,000	459,019
Triborough Bridge & Tunnel Authority MTA Bridges & Tunnels, Series A	5.000	11-15-49	400,000	418,929
Troy Capital Resource Corp. Rensselaer Polytechnic Institute, Series A	5.000	09-01-30	1,365,000	1,462,214
Troy Capital Resource Corp. Rensselaer Polytechnic Institute, Series A	5.000	09-01-39	1,550,000	1,633,979
TSASC, Inc. Tobacco Settlement, Series B	5.000	06-01-24	4,850,000	4,850,000
Westchester County Local Development Corp. Purchase Senior Learning Community Inc. Project, Series B (C)	3.600	07-01-29	2,100,000	2,035,116
North Carolina 0.7%				7,994,951
City of Charlotte Airport Revenue Series A	4.000	07-01-51	2,465,000	2,331,352
County of Dare	5.000	06-01-41	250,000	276,993
County of Dare	5.000	06-01-42	250,000	275,961
29	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
North Carolina (continued)
County of Dare	5.000	06-01-43	275,000	$302,231
County of Dare	5.000	06-01-44	250,000	273,429
County of Durham Series A	5.000	06-01-41	1,000,000	1,112,560
Greater Asheville Regional Airport Authority North Carolina Airport System Revenue, AMT (B)	5.250	07-01-40	1,060,000	1,149,898
North Carolina Capital Facilities Finance Agency High Point University	5.000	05-01-31	20,000	21,280
North Carolina Medical Care Commission Presbyterian Homes, Series C	4.000	10-01-31	115,000	114,778
University of North Carolina at Charlotte UNC Board of Governors	5.000	10-01-42	2,065,000	2,136,469
North Dakota 0.2%				2,666,262
Cass County Joint Water Resource District Series A, GO	3.450	04-01-27	1,700,000	1,679,688
City of Grand Forks Altru Health System, Series A (B)	5.000	12-01-39	675,000	712,006
City of Grand Forks Altru Health System, Series A (B)	5.000	12-01-43	265,000	274,568
Ohio 2.3%				25,832,250
American Municipal Power, Inc. Prairie State Energy Campus Project, Series A	4.000	02-15-35	840,000	846,813
City of Cleveland Series A, GO	5.000	12-01-44	575,000	612,850
City of Cleveland Series A, GO	5.000	12-01-47	1,000,000	1,056,661
Cleveland-Cuyahoga County Port Authority Cleveland Museum of Natural History	4.000	07-01-51	900,000	809,559
Columbus Metropolitan Housing Authority Waldren Woods Project	4.000	06-01-34	1,000,000	975,106
Copley-Fairlawn City School District, GO	5.000	12-01-41	815,000	849,041
Copley-Fairlawn City School District, GO	5.000	12-01-42	885,000	918,777
Copley-Fairlawn City School District, GO	5.000	12-01-43	700,000	725,200
County of Hamilton Life Enriching Communities Project	5.000	01-01-46	770,000	721,675
County of Hamilton Life Enriching Communities Project, Series A	5.250	01-01-38	500,000	508,961
County of Hamilton Life Enriching Communities Project, Series A	5.500	01-01-43	500,000	511,641
County of Hamilton TriHealth, Inc. Obligation Group Project, Series A	5.000	08-15-42	4,000,000	4,069,770
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	30

	Rate (%)	Maturity date	Par value^	Value
Ohio (continued)
County of Lucas Promedica Healthcare, Series A	5.250	11-15-48	515,000	$513,792
Cuyahoga Falls City School District Certificates of Participation (B)	5.000	12-01-38	325,000	338,544
Jefferson County Port Authority JSW Steel Project, AMT (C)	5.000	12-01-53	3,550,000	3,587,594
Miami University Series A	5.000	09-01-33	1,055,000	1,158,846
Ohio Air Quality Development Authority American Electric Power Company, AMT	2.100	04-01-28	1,500,000	1,480,601
Ohio Air Quality Development Authority Duke Energy Corp. Project, AMT	4.250	11-01-39	1,000,000	995,916
Ohio Air Quality Development Authority Duke Energy Corp. Project, Series 2022-B	4.000	09-01-30	1,055,000	1,046,281
Ohio Water Development Authority Drinking Water Assistance Fund, Series A	5.000	12-01-32	650,000	736,520
State of Ohio Highway Capital Improvement, Series W, GO	5.000	05-01-32	620,000	678,764
State of Ohio Portsmouth Bypass Project, AMT (B)	5.000	12-31-35	650,000	652,773
State of Ohio Portsmouth Bypass Project, AMT	5.000	12-31-39	2,030,000	2,031,420
University of Cincinnati Series A	5.000	06-01-44	5,000	5,145
Oklahoma 1.2%				14,049,585
Blaine County Educational Facilities Authority Watonga Public Schools Project	5.000	12-01-30	800,000	844,057
City of Oklahoma, GO	3.000	03-01-38	1,695,000	1,448,941
Kay County Public Buildings Authority Ponca City Public Schools Project	5.000	09-01-27	2,000,000	2,054,849
McClain County Economic Development Authority Washington Public Schools Project	4.000	09-01-34	1,810,000	1,838,359
Oklahoma Development Finance Authority OU Medicine Project, Series B	5.000	08-15-38	2,150,000	2,175,026
Oklahoma Water Resources Board Series B (D)	4.250	10-01-50	1,300,000	1,262,379
Stephens County Educational Facilities Authority Marlow Public Schools Project	5.000	09-01-27	500,000	516,938
Tulsa Airports Improvement Trust American Airlines, Inc., AMT	5.000	06-01-35	1,475,000	1,486,126
Tulsa Authority for Economic Opportunity Vast Bank Project (C)	4.000	12-01-43	1,040,000	924,910
Tulsa County Industrial Authority Montereau, Inc. Project	5.250	11-15-37	1,000,000	1,005,603
Tulsa County Industrial Authority Montereau, Inc. Project	5.250	11-15-45	500,000	492,397
31	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Oregon 0.9%				$10,295,367
Astoria Hospital Facilities Authority Columbia Memorial Hospital Project (D)	5.250	08-01-54	1,200,000	1,249,975
City of Forest Grove Pacific University, Series 2022-A	4.000	05-01-34	1,340,000	1,256,300
Oregon State University Series A (D)	4.250	04-01-52	1,500,000	1,455,271
Oregon State University Series C (D)	5.000	04-01-45	1,250,000	1,310,970
Port of Portland Airport Revenue Series 24B, AMT	5.000	07-01-42	1,070,000	1,083,598
Port of Portland Airport Revenue Series 28, AMT	4.000	07-01-35	1,990,000	1,960,094
Salem Hospital Facility Authority Capital Manor Project	5.000	05-15-53	190,000	173,751
Union County Hospital Facility Authority Grande Ronde Hospital Project	5.000	07-01-28	125,000	127,274
Union County Hospital Facility Authority Grande Ronde Hospital Project	5.000	07-01-29	185,000	189,004
Union County Hospital Facility Authority Grande Ronde Hospital Project	5.000	07-01-40	1,000,000	984,915
Union County Hospital Facility Authority Grande Ronde Hospital Project	5.000	07-01-42	515,000	504,215
Pennsylvania 4.1%				46,518,228
Allegheny County Higher Education Building Authority Duquesne University	5.000	03-01-42	1,250,000	1,353,792
Allegheny County Higher Education Building Authority Duquesne University	5.000	03-01-43	1,000,000	1,078,585
Allegheny County Higher Education Building Authority Duquesne University, Series 2022-A	5.000	03-01-34	640,000	699,170
Allentown Commercial and Industrial Development Authority Lincoln Leadership Academy Charter School Project	5.000	06-15-33	3,325,000	3,341,643
Berks County Industrial Development Authority Tower Health Project	3.750	11-01-42	740,000	376,843
Chester County Industrial Development Authority Avon Grove Charter School	5.000	03-01-27	1,000,000	1,005,215
Chester County Industrial Development Authority Longwood Gardens Project	4.000	12-01-49	1,345,000	1,269,860
City of Philadelphia Series A, GO	5.000	05-01-34	2,010,000	2,162,537
City of Philadelphia Airport Revenue Private Activity, AMT (B)	4.000	07-01-46	545,000	504,253
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	32

	Rate (%)	Maturity date	Par value^	Value
Pennsylvania (continued)
Delaware County Authority Cabrini University	4.000	07-01-37	300,000	$277,447
Delaware County Authority Cabrini University	5.000	07-01-27	30,000	30,457
Delaware County Authority Cabrini University	5.000	07-01-42	200,000	199,383
Delaware County Authority Cabrini University	5.000	07-01-47	415,000	403,618
Delaware River Port Authority Pennsylvania and New Jersey Port District Project	5.000	01-01-26	1,500,000	1,534,585
Delaware River Port Authority Pennsylvania and New Jersey Port District Project	5.000	01-01-27	1,250,000	1,297,712
Delaware Valley Regional Finance Authority Series A	4.000	03-01-35	940,000	940,946
Doylestown Hospital Authority (C)	5.375	07-01-39	1,500,000	1,503,981
Greater Greensburg Sewer Authority Series A (B)	5.000	03-15-30	110,000	117,767
Greater Greensburg Sewer Authority Series B (B)	5.000	03-15-33	100,000	110,298
Greater Greensburg Sewer Authority Series C (B)	5.000	03-15-34	195,000	215,041
Lancaster County Hospital Authority Brethren Village Project	5.125	07-01-37	575,000	551,430
Lancaster County Hospital Authority Brethren Village Project	5.250	07-01-41	1,375,000	1,300,778
Lancaster County Hospital Authority Masonic Villages Project	5.000	11-01-30	2,485,000	2,534,869
Lancaster County Hospital Authority Masonic Villages Project	5.125	11-01-38	1,045,000	1,064,389
Montgomery County Industrial Development Authority Acts Retirement-Life Communities, Series C	5.000	11-15-45	2,365,000	2,394,835
Pennsylvania Economic Development Financing Authority PennDOT Major Bridges Project, AMT (B)	5.000	12-31-57	2,025,000	2,073,150
Pennsylvania Economic Development Financing Authority Presbyterian Senior Living	5.000	07-01-38	2,000,000	2,089,066
Pennsylvania Higher Educational Facilities Authority University of Pennsylvania Health System, Series A	5.000	08-15-42	600,000	612,043
Pennsylvania Turnpike Commission Series A	5.000	12-01-44	1,000,000	1,035,430
Pennsylvania Turnpike Commission Series B	5.000	12-01-29	250,000	271,165
Pennsylvania Turnpike Commission Series B	5.000	12-01-30	250,000	274,317
33	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Pennsylvania (continued)
Pennsylvania Turnpike Commission Series B	5.000	12-01-31	250,000	$277,698
Pennsylvania Turnpike Commission Series B	5.000	12-01-32	250,000	280,862
Pennsylvania Turnpike Commission Series B	5.000	12-01-33	250,000	277,314
Pennsylvania Turnpike Commission Series B	5.000	12-01-34	150,000	167,352
Pennsylvania Turnpike Commission Series B	5.000	12-01-35	250,000	278,050
Pennsylvania Turnpike Commission Series C	5.000	12-01-44	1,630,000	1,635,161
Philadelphia Authority for Industrial Development Holy Family University Project	5.000	09-01-27	1,225,000	1,250,784
Philadelphia Authority for Industrial Development Holy Family University Project	5.000	09-01-28	645,000	659,860
Philadelphia Authority for Industrial Development Holy Family University Project	5.000	09-01-29	1,270,000	1,305,566
Philadelphia Authority for Industrial Development Philadelphia E&T Charter High School, Series A	4.000	06-01-31	230,000	220,622
Philadelphia Gas Works Company 1998 General Ordinance, Fifteenth Series	5.000	08-01-42	2,000,000	2,035,026
Pittsburgh Water & Sewer Authority Series A (B)	5.000	09-01-43	1,530,000	1,642,990
Sports & Exhibition Authority of Pittsburgh and Allegheny County Series B (B)	5.000	02-01-28	3,425,000	3,596,093
Sports & Exhibition Authority of Pittsburgh and Allegheny County Series B (B)	5.000	02-01-29	250,000	266,245
Puerto Rico 1.5%				16,605,454
Puerto Rico Commonwealth CW Guarantee Bond Claims, GO (E)	2.456	11-01-43	9,624,085	5,966,933
Puerto Rico Commonwealth Series A, GO (E)	4.212	07-01-24	13,810	13,761
Puerto Rico Commonwealth Series A, GO (E)	4.564	07-01-33	109,001	72,240
Puerto Rico Commonwealth Series A-1, GO	4.000	07-01-33	84,700	84,506
Puerto Rico Commonwealth Series A-1, GO	4.000	07-01-35	76,134	74,596
Puerto Rico Commonwealth Series A-1, GO	4.000	07-01-37	65,344	63,206
Puerto Rico Commonwealth Series A-1, GO	4.000	07-01-41	88,842	82,283
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	34

	Rate (%)	Maturity date	Par value^	Value
Puerto Rico (continued)
Puerto Rico Commonwealth Series A-1, GO	4.000	07-01-46	92,394	$83,212
Puerto Rico Commonwealth Series A-1, GO	5.375	07-01-25	94,333	95,129
Puerto Rico Commonwealth Series A-1, GO	5.625	07-01-27	93,478	97,667
Puerto Rico Commonwealth Series A-1, GO	5.625	07-01-29	91,962	98,852
Puerto Rico Commonwealth Series A-1, GO	5.750	07-01-31	89,322	99,395
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1 (E)	3.884	07-01-31	2,989,000	2,272,963
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1	4.500	07-01-34	2,000,000	2,003,688
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1 (E)	5.387	07-01-51	1,400,000	331,121
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-2	4.329	07-01-40	5,200,000	5,165,902
Rhode Island 0.8%				8,594,066
Rhode Island Health and Educational Building Corp. Bryant University	5.000	06-01-40	1,835,000	1,984,124
Rhode Island Health and Educational Building Corp. Bryant University	5.000	06-01-48	1,000,000	1,045,736
Rhode Island Health and Educational Building Corp. Providence College	5.000	11-01-53	1,350,000	1,417,915
Rhode Island Health and Educational Building Corp. University of Rhode Island	4.000	09-15-40	325,000	317,752
Rhode Island Health and Educational Building Corp. University of Rhode Island	4.125	09-15-43	500,000	492,977
Rhode Island Health and Educational Building Corp. University of Rhode Island	5.000	09-15-41	1,095,000	1,162,168
Rhode Island Health and Educational Building Corp. University of Rhode Island	5.250	09-15-42	200,000	215,963
Tobacco Settlement Financing Corp. Series B	4.500	06-01-45	2,000,000	1,957,431
South Carolina 2.0%				22,811,772
City of Columbia Waterworks & Sewer System Revenue	5.000	02-01-34	115,000	130,580
City of Columbia Waterworks & Sewer System Revenue	5.000	02-01-35	250,000	283,216
City of Columbia Waterworks & Sewer System Revenue	5.000	02-01-36	300,000	339,241
35	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
South Carolina (continued)
City of Columbia Waterworks & Sewer System Revenue Series A	3.000	02-01-35	1,130,000	$1,026,743
City of Myrtle Beach Water & Sewer Revenue, Series C	5.000	03-01-45	730,000	780,209
Corp. ForGreer City Improvement Projects, Series A	4.000	09-01-45	1,500,000	1,436,247
Corp. ForGreer City Improvement Projects, Series A	4.125	09-01-49	1,000,000	955,067
Fort Mill Public Facilities Corp. Town of Fort Mill Project, Series A	4.000	08-01-42	750,000	722,450
Fort Mill Public Facilities Corp. Town of Fort Mill Project, Series A	4.000	08-01-43	350,000	335,577
Laurens County Public Facilities Authority Laurens County Public Facilities Project	4.375	09-01-54	1,020,000	999,502
Patriots Energy Group Financing Agency Series A-1	5.250	10-01-54	3,000,000	3,171,791
Scago Public Facilities Corp for Georgetown County Georgetown County Project	5.000	06-01-40	1,000,000	1,066,992
South Carolina Jobs-Economic Development Authority Episcopal Home at Still Hopes, Series A	5.000	04-01-33	125,000	120,327
South Carolina Jobs-Economic Development Authority Last Step Recycling Project, Series A, AMT (C)	6.250	06-01-40	1,000,000	640,681
South Carolina Jobs-Economic Development Authority Last Step Recycling Project, Series A, AMT (C)	6.500	06-01-51	750,000	435,963
South Carolina Jobs-Economic Development Authority Novant Health Obligated Group, Series A	4.500	11-01-54	5,000,000	4,901,807
South Carolina Jobs-Economic Development Authority Novant Health Obligated Group, Series A	5.250	11-01-41	2,500,000	2,786,274
South Carolina Transportation Infrastructure Bank Series A	3.000	10-01-33	1,650,000	1,510,119
Town of Summerville Limited Obligation Tax Increment	5.000	10-01-31	265,000	291,350
Town of Summerville Limited Obligation Tax Increment	5.000	10-01-32	220,000	244,421
Town of Summerville Limited Obligation Tax Increment	5.000	10-01-33	570,000	633,215
Tennessee 2.4%				27,593,004
City of Lenoir Electric System Revenue	4.000	06-01-36	500,000	509,720
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	36

	Rate (%)	Maturity date	Par value^	Value
Tennessee (continued)
City of Lenoir Electric System Revenue	4.000	06-01-37	500,000	$505,789
City of Lenoir Electric System Revenue	5.000	06-01-35	325,000	360,427
Johnson City Health & Educational Facilities Board Ballad Health, Series A	5.000	07-01-34	1,415,000	1,535,129
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Belmont University	4.000	05-01-37	1,620,000	1,623,382
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Belmont University	4.000	05-01-51	985,000	926,569
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Vanderbilt University Medical Center, Series A	5.000	07-01-46	8,400,000	8,437,851
Metropolitan Government Nashville & Davidson County Sports Authority Stadium Project, Series A (B)	5.000	07-01-37	1,000,000	1,111,717
Metropolitan Government Nashville & Davidson County Sports Authority Stadium Project, Series A (B)	5.000	07-01-40	2,000,000	2,167,048
Metropolitan Government Nashville & Davidson County Sports Authority Stadium Project, Series A (B)	5.250	07-01-53	1,000,000	1,065,646
Metropolitan Government of Nashville & Davidson County Water and Sewer Revenue, Series A	4.000	07-01-46	2,000,000	1,917,339
Metropolitan Nashville Airport Authority Series B, AMT	5.000	07-01-29	2,000,000	2,096,985
Metropolitan Nashville Airport Authority Series B, AMT	5.000	07-01-30	1,605,000	1,698,827
Metropolitan Nashville Airport Authority Series B, AMT	5.000	07-01-31	1,600,000	1,707,986
Metropolitan Nashville Airport Authority Series B, AMT	5.250	07-01-32	850,000	936,778
Metropolitan Nashville Airport Authority Series B, AMT	5.250	07-01-33	900,000	991,811
Texas 8.0%				90,658,185
Alamo Community College District, GO	4.000	08-15-38	1,000,000	1,012,356
Arlington Higher Education Finance Corp. Kipp Texas, Inc.	4.000	08-15-37	120,000	120,381
Arlington Higher Education Finance Corp. Trinity Basin Preparatory, Inc.	5.000	08-15-28	150,000	158,423
Arlington Higher Education Finance Corp. Trinity Basin Preparatory, Inc.	5.000	08-15-29	130,000	138,975
37	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Texas (continued)
Arlington Higher Education Finance Corp. Trinity Basin Preparatory, Inc.	5.000	08-15-30	100,000	$107,718
Arlington Higher Education Finance Corp. Trinity Basin Preparatory, Inc.	5.000	08-15-31	120,000	130,166
Arlington Higher Education Finance Corp. Trinity Basin Preparatory, Inc.	5.000	08-15-32	120,000	130,543
Arlington Higher Education Finance Corp. Trinity Basin Preparatory, Inc.	5.000	08-15-48	1,000,000	1,053,129
Bexar County Hospital District CTFS Obligated, GO	5.000	02-15-48	1,000,000	1,054,456
Brazoria County Industrial Development Corp. Aleon Renewable Metals LLC, AMT (C)	12.000	06-01-43	1,900,000	1,905,761
Cedar Port Navigation & Improvement District District No. 1, GO	4.000	09-01-45	325,000	301,122
Central Texas Regional Mobility Authority Series A	5.000	01-01-45	500,000	507,734
Central Texas Turnpike System Series C	5.000	08-15-42	2,000,000	2,002,013
City of Austin Water & Wastewater System Revenue	5.000	11-15-28	3,000,000	3,206,533
City of Austin Water & Wastewater System Revenue	5.000	11-15-29	3,000,000	3,251,384
City of Austin Water & Wastewater System Revenue, Series A	3.200	05-15-28	235,000	223,098
City of Beaumont Series 2 (B)	4.000	09-01-47	500,000	465,604
City of Denton, GO	4.000	02-15-49	895,000	832,953
City of Denton, GO	5.000	02-15-43	1,425,000	1,429,267
City of Georgetown Utility System Revenue (B)	5.250	08-15-53	1,525,000	1,622,964
City of Houston Airport System Revenue Series A, AMT	4.000	07-01-47	1,070,000	975,054
City of Houston Airport System Revenue United Airlines, Inc. Terminal Project, Series C, AMT	5.000	07-15-28	4,400,000	4,482,304
City of Temple CTFS Obligated, Series B, GO	4.000	08-01-47	2,770,000	2,591,278
Clifton Higher Education Finance Corp. Idea Public Shools, Series T	4.000	08-15-42	780,000	755,840
Clifton Higher Education Finance Corp. International Leadership of Texas	4.000	08-15-42	1,000,000	966,561
Clifton Higher Education Finance Corp. International Leadership of Texas, Series A	5.000	08-15-38	900,000	982,519
Clifton Higher Education Finance Corp. International Leadership of Texas, Series A	5.000	08-15-39	1,000,000	1,092,307
Comal County Water Control & Improvement District No. 6 Series A, GO (B)	4.375	03-01-32	1,480,000	1,507,291
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	38

	Rate (%)	Maturity date	Par value^	Value
Texas (continued)
County of Fort Bend, GO	5.250	03-01-53	900,000	$965,780
County of Harris Toll Road Revenue Series A (D)	4.000	08-15-49	3,000,000	2,830,968
Decatur Hospital Authority Wise Health System, Series B	5.000	09-01-25	300,000	304,282
Decatur Hospital Authority Wise Health System, Series B	5.000	09-01-26	100,000	102,697
Fort Bend County Municipal Utility District No. 182, GO (B)	5.250	09-01-27	950,000	997,010
Fort Bend County Municipal Utility District No. 182, GO (B)	5.250	09-01-28	1,090,000	1,159,336
Fort Bend County Municipal Utility District No. 50, GO (B)	4.125	09-01-52	470,000	436,913
Fort Bend Independent School District Series A (D)	4.000	08-15-49	1,200,000	1,133,698
Frisco Independent School District, GO	4.000	02-15-49	900,000	849,168
Frisco Independent School District, GO	4.000	02-15-54	1,750,000	1,639,692
Gulf Coast Authority Series B	5.000	10-01-32	450,000	490,799
Gulf Coast Authority Series B	5.000	10-01-33	520,000	569,691
Gulf Coast Industrial Development Authority CITGO Petroleum Corp. Project, AMT	8.000	04-01-28	2,130,000	2,132,025
Harris County Cultural Education Facilities Finance Corp. Memorial Hermann Health System, Series A	5.000	12-01-26	650,000	653,271
Harris County Municipal Utility District No. 489, GO (B)	4.000	09-01-30	600,000	604,193
Harris County Municipal Utility District No. 489, GO (B)	4.125	09-01-31	780,000	788,627
Harris County Municipal Utility District No. 489, GO (B)	4.250	09-01-32	730,000	740,898
Highway 380 Municipal Management District No. 1, GO (B)	4.000	05-01-45	50,000	45,951
Lake Houston Redevelopment Authority Tax Increment Contract Revenue	4.000	09-01-33	195,000	183,367
Leander Municipal Utility District No. 1 Williamson County, GO (B)	4.250	08-15-33	180,000	179,645
Lower Colorado River Authority LCRA Transmission Services Corp.	5.000	05-15-44	1,000,000	1,015,149
Matagorda County Navigation District No. 1 AEP Texas Central Company Project, Series B-2	4.000	06-01-30	1,125,000	1,115,911
New Hope Cultural Education Facilities Finance Corp. Westminster Manor Project	4.000	11-01-36	1,890,000	1,846,517
Newark Higher Education Finance Corp. Village Tech Schools, Series A	4.375	08-15-29	2,440,000	2,385,902
39	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Texas (continued)
Northlake Municipal Management District No. 2, GO (B)	5.000	03-01-32	335,000	$349,090
Northlake Municipal Management District No. 2, GO (B)	5.000	03-01-33	350,000	364,689
Northlake Municipal Management District No. 2, GO (B)	5.000	03-01-35	750,000	785,004
Northlake Municipal Management District No. 2, GO (B)	6.625	03-01-27	180,000	191,194
Northlake Municipal Management District No. 2, GO (B)	6.625	03-01-28	230,000	249,588
Northwest Harris County Municipal Utility District No. 5, GO (B)	4.000	05-01-32	1,060,000	1,066,371
Northwest Harris County Municipal Utility District No. 5, GO (B)	4.000	05-01-33	760,000	763,861
Northwest Harris County Municipal Utility District No. 5, GO (B)	4.000	05-01-34	1,060,000	1,061,100
Port Beaumont Navigation District Jefferson Gulf Coast Energy Project, Series A, AMT (C)	2.875	01-01-41	2,200,000	1,635,219
Port Beaumont Navigation District Jefferson Gulf Coast Energy Project, Series A, AMT (C)	5.000	01-01-39	750,000	750,000
Port of Houston Authority Series A, AMT, GO	5.000	10-01-32	1,750,000	1,823,322
Prosper Independent School District, GO	4.000	02-15-52	145,000	136,450
Spring Independent School District School Building, GO	5.000	08-15-42	45,000	45,669
Sunfield Municipal Utility District No. 4, GO (B)	4.000	09-01-34	1,460,000	1,443,675
Sunfield Municipal Utility District No. 4, GO (B)	4.000	09-01-48	700,000	651,490
Tarrant County Cultural Education Facilities Finance Corp. Baylor Scott & White Health Project, Series F	5.000	11-15-52	1,000,000	1,070,916
Tarrant Regional Water District Water Supply System Revenue (D)	4.000	03-01-54	2,000,000	1,853,543
Texas Department of Housing & Community Affairs Series A	3.625	09-01-44	1,000,000	869,281
Texas Municipal Gas Acquisition & Supply Corp. IV Series B	5.500	01-01-54	10,000,000	11,026,870
Texas Private Activity Bond Surface Transportation Corp. North Tarrant Express Project, AMT	5.500	12-31-58	1,500,000	1,599,901
Texas Water Development Board Series A	4.875	10-15-48	5,000,000	5,253,354
Texas Water Development Board Water Implementation Reserve Fund	4.750	10-15-42	500,000	525,821
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	40

	Rate (%)	Maturity date	Par value^	Value
Texas (continued)
Viridian Municipal Management District Texas Utility Improvement, GO (B)	4.000	12-01-30	965,000	$962,553
Utah 0.9%				9,995,304
City of Salt Lake City Airport Revenue Series A, AMT	5.000	07-01-36	2,000,000	2,123,328
City of Salt Lake City Public Utilities Revenue	4.000	02-01-43	450,000	442,488
Intermountain Power Agency Series A	5.000	07-01-41	1,000,000	1,087,845
University of Utah Series B	5.250	08-01-48	1,015,000	1,115,554
Utah Infrastructure Agency Pleasant Grove City Project	4.000	10-15-44	1,000,000	924,655
Utah Infrastructure Agency Telecommunication Revenue	4.000	10-15-27	1,120,000	1,097,832
Utah Infrastructure Agency Telecommunication Revenue	4.000	10-15-30	400,000	388,601
Utah Infrastructure Agency Telecommunication Revenue	4.000	10-15-35	250,000	238,209
Utah Telecommunication Open Infrastructure Agency Sales Tax and Telecommunications Revenue	5.000	06-01-28	100,000	104,709
Utah Telecommunication Open Infrastructure Agency Sales Tax and Telecommunications Revenue	5.000	06-01-29	100,000	106,067
Utah Telecommunication Open Infrastructure Agency Sales Tax and Telecommunications Revenue	5.000	06-01-30	100,000	107,313
Utah Telecommunication Open Infrastructure Agency Sales Tax and Telecommunications Revenue	5.000	06-01-31	100,000	108,460
Utah Telecommunication Open Infrastructure Agency Sales Tax and Telecommunications Revenue	5.000	06-01-32	30,000	32,846
Utah Telecommunication Open Infrastructure Agency Sales Tax and Telecommunications Revenue	5.250	06-01-33	100,000	110,982
Utah Transit Authority Sales Tax Revenue	4.000	12-15-31	2,000,000	2,006,415
Vermont 0.4%				4,528,904
City of Burlington Airport Revenue, Series A	5.000	07-01-27	475,000	485,030
City of Burlington Airport Revenue, Series A	5.000	07-01-28	540,000	555,745
41	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Vermont (continued)
Vermont Educational & Health Buildings Financing Agency Middlebury College Project	4.000	11-01-50	2,515,000	$2,427,868
Vermont Educational & Health Buildings Financing Agency Middlebury College Project	5.000	11-01-52	1,000,000	1,060,261
Virgin Islands 0.7%				8,510,944
Matching Fund Special Purpose Securitization Corp. Series A	5.000	10-01-28	1,460,000	1,520,681
Matching Fund Special Purpose Securitization Corp. Series A	5.000	10-01-30	4,650,000	4,918,816
Matching Fund Special Purpose Securitization Corp. Series A	5.000	10-01-39	2,000,000	2,071,447
Virginia 2.1%				23,865,763
Alexandria Industrial Development Authority Goodwin House, Inc.	5.000	10-01-50	1,700,000	1,728,206
Arlington County Industrial Development Authority VHC Health, Series A	5.000	07-01-53	1,000,000	1,059,627
Arlington County Industrial Development Authority Virginia Hospital Center	4.000	07-01-38	1,000,000	982,709
Chesapeake Economic Development Authority Virginia Electric & Power Company Project, Series A	3.650	02-01-32	1,050,000	1,032,124
City of Richmond Public Utility Revenue Series A	4.000	01-15-38	1,775,000	1,804,662
County of Fairfax Series A, GO	4.000	10-01-33	1,525,000	1,546,265
Louisa Industrial Development Authority Virginia Electric & Power Company Project, Series A	3.650	11-01-35	1,000,000	982,975
Newport News Economic Development Authority LifeSpire of Virginia Obligated Group	5.000	12-01-31	2,000,000	2,022,071
Virginia Beach Development Authority Westminster-Canterbury on Chesapeake Bay, Series B-1	6.250	09-01-30	3,600,000	3,728,094
Virginia Commonwealth Transportation Board Capital Projects	4.000	05-15-37	650,000	661,623
Virginia Small Business Financing Authority 95 Express Lanes LLC Project, AMT	4.000	01-01-39	140,000	132,659
Virginia Small Business Financing Authority 95 Express Lanes LLC Project, AMT	4.000	01-01-40	840,000	783,028
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	42

	Rate (%)	Maturity date	Par value^	Value
Virginia (continued)
Virginia Small Business Financing Authority Elizabeth River Crossings OpCo LLC Project, AMT	4.000	01-01-36	3,000,000	$2,971,695
Virginia Small Business Financing Authority Elizabeth River Crossings OpCo LLC Project, AMT	4.000	01-01-40	125,000	118,791
Virginia Small Business Financing Authority Lifespire Virginia	4.000	12-01-41	1,000,000	899,431
Virginia Small Business Financing Authority Transform 66 P3 Project, AMT	5.000	12-31-49	1,500,000	1,509,703
Williamsburg Economic Development Authority William & Mary Project, Series A (B)	4.375	07-01-63	1,000,000	958,444
York County Economic Development Authority Virginia Electric & Power Company Project, Series A	3.650	05-01-33	960,000	943,656
Washington 1.1%				12,734,092
City of Seattle Municipal Light & Power Revenue, Series A	4.000	07-01-38	755,000	759,510
County of King Sewer Revenue	5.000	07-01-49	1,950,000	1,981,279
King County Public Hospital District No. 2, GO	5.250	12-01-45	1,000,000	1,062,659
Port of Seattle Series B, AMT	5.000	08-01-41	1,570,000	1,639,860
Port of Seattle Series C, AMT	5.000	08-01-25	1,535,000	1,552,076
Skagit County Public Hospital District No. 1 Skagit Regional Health	5.500	12-01-38	300,000	321,588
Skagit County Public Hospital District No. 1 Skagit Regional Health	5.500	12-01-39	330,000	352,617
Skagit County Public Hospital District No. 1 Skagit Regional Health	5.500	12-01-40	485,000	515,512
Skagit County Public Hospital District No. 1 Skagit Regional Health	5.500	12-01-41	100,000	105,946
Skagit County Public Hospital District No. 1 Skagit Regional Health	5.500	12-01-42	150,000	158,602
Snohomish County Housing Authority Carvel Apartments Project	4.000	04-01-44	1,500,000	1,385,195
Three Rivers Regional Wastewater Authority (B)	4.000	09-01-43	1,000,000	967,848
Washington State Housing Finance Commission Municipal Certificates, Series A-1	3.500	12-20-35	955,351	846,152
Washington State Housing Finance Commission Seattle Academy of Arts and Sciences Project (C)	6.125	07-01-53	1,000,000	1,085,248
43	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
West Virginia 0.7%				$7,641,323
West Virginia Economic Development Authority Appalachian Power - Amos Project, Series A, AMT	1.000	01-01-41	750,000	710,273
West Virginia Hospital Finance Authority Vandalia Health Group, Series B (B)	5.000	09-01-40	1,125,000	1,195,777
West Virginia Hospital Finance Authority Vandalia Health Group, Series B (B)	5.375	09-01-53	2,925,000	3,118,644
West Virginia Hospital Finance Authority West Virginia University Health System Obligated Group, Series A	5.000	06-01-41	1,000,000	1,057,945
West Virginia Parkways Authority Turnpike Toll Revenue	4.000	06-01-47	1,635,000	1,558,684
Wisconsin 3.0%				34,180,157
County of Waushara Series A	4.500	06-01-27	1,200,000	1,209,876
Milwaukee Metropolitan Sewerage District Series A, GO	3.000	10-01-35	985,000	871,791
Public Finance Authority A Challenge Foundation Academy (C)	6.875	07-01-53	50,000	51,594
Public Finance Authority CHF Manoa LLC, Series A (C)	5.250	07-01-38	1,000,000	1,070,719
Public Finance Authority CHF Manoa LLC, Series A (C)	5.500	07-01-43	1,000,000	1,066,492
Public Finance Authority Duke Energy Progress Project	3.300	10-01-46	2,530,000	2,481,569
Public Finance Authority Lenoir Rhyne University	5.000	04-01-28	700,000	711,156
Public Finance Authority Lenoir Rhyne University	5.000	04-01-32	1,335,000	1,376,394
Public Finance Authority Mary’s Woods at Marylhurst Project, Series A (C)	5.000	05-15-29	2,000,000	1,992,154
Public Finance Authority Mary’s Woods at Marylhurst Project, Series A (C)	5.250	05-15-42	2,610,000	2,498,777
Public Finance Authority Rose Villa Project, Series A (C)	5.000	11-15-24	210,000	210,696
Public Finance Authority Rose Villa Project, Series A (C)	5.750	11-15-44	1,000,000	1,006,618
Public Finance Authority Viticus Group Project, Series A (C)	4.000	12-01-41	500,000	412,219
Public Finance Authority WakeMed Hospital, Series A	5.000	10-01-44	1,000,000	1,024,547
Public Finance Authority Waste Management, Inc. Project, Series A2, AMT	2.875	05-01-27	3,000,000	2,883,328
State of Wisconsin Series 1, GO (D)	5.000	05-01-33	1,900,000	2,084,425
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	44

	Rate (%)	Maturity date	Par value^	Value
Wisconsin (continued)
State of Wisconsin Series 1, GO (D)	5.000	05-01-34	1,625,000	$1,798,524
State of Wisconsin Series 1, GO (D)	5.000	05-01-35	1,000,000	1,115,264
Waunakee Community School District, GO	3.250	04-01-28	4,000,000	3,836,422
Wisconsin Health & Educational Facilities Authority Bellin Memorial Hospital, Inc., Series A	5.000	12-01-37	800,000	857,422
Wisconsin Health & Educational Facilities Authority Cedar Crest, Inc., Series A	5.000	04-01-42	1,050,000	901,924
Wisconsin Health & Educational Facilities Authority Hope Christian School	4.000	12-01-56	350,000	238,372
Wisconsin Health & Educational Facilities Authority Rogers Memorial Hospital, Inc., Series A	5.000	07-01-49	15,000	15,144
Wisconsin Health & Educational Facilities Authority St. John’s Communities, Inc.	4.000	09-15-41	1,000,000	854,986
Wisconsin Health & Educational Facilities Authority Three Pillars Senior Living Communities, Series A	4.000	08-15-30	1,200,000	1,179,246
Wisconsin Health & Educational Facilities Authority Three Pillars Senior Living Communities, Series B-1	4.400	08-15-29	1,450,000	1,439,280
Wisconsin Health & Educational Facilities Authority Three Pillars Senior Living Communities, Series B-2	4.200	08-15-28	1,000,000	991,218
Wyoming 0.4%				4,060,599

County of Campbell Basin Electric Power Cooperative	3.625	07-15-39	4,720,000	4,060,599
Corporate bonds 0.3%				$3,043,191
(Cost $5,834,645)
Health care 0.2%				2,403,080
Health care providers and services 0.2%
Tower Health	4.451	02-01-50	5,000,000	2,403,080
Industrials 0.1%				640,111
Construction and engineering 0.1%
LBJ Infrastructure Group LLC (C)	3.797	12-31-57	1,000,000	640,111

	Shares	Value
Closed-end funds 0.3%		$3,191,250
(Cost $3,219,144)
BlackRock Municipal Income Trust	75,000	745,500
45	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
BlackRock MuniYield Fund, Inc.	125,000	1,323,750
PIMCO Municipal Income Fund III	150,000	1,122,000

	Yield (%)	Shares	Value
Short-term investments 0.0%			$12
(Cost $12)
Short-term funds 0.0%
John Hancock Collateral Trust (F)	5.2280(G)	1	12

Total investments (Cost $1,146,473,658) 101.0%			$1,144,697,490
Other assets and liabilities, net (1.0%)			(11,332,935)
Total net assets 100.0%			$1,133,364,555

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
AMT	Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.
GO	General Obligation
SIFMA	Securities Industry and Financial Markets Association Municipal Swap Index
SOFR	Secured Overnight Financing Rate
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	Bond is insured by one or more of the companies listed in the insurance coverage table below.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Security purchased or sold on a when-issued or delayed delivery basis.
(E)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(G)	The rate shown is the annualized seven-day yield as of 5-31-24.
At 5-31-24, the aggregate cost of investments for federal income tax purposes was $1,145,546,938. Net unrealized depreciation aggregated to $849,448, of which $18,131,716 related to gross unrealized appreciation and $18,981,164 related to gross unrealized depreciation.
Insurance Coverage	As a % of total investments
Assured Guaranty Municipal Corp.	5.4
Build America Mutual Assurance Company	3.9
National Public Finance Guarantee Corp.	0.4
Assured Guaranty Corp.	0.2
California Mortgage Insurance	0.1
TOTAL	10.0
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	46

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 5-31-24

Assets
Unaffiliated investments, at value (Cost $1,146,473,646)	$1,144,697,478
Affiliated investments, at value (Cost $12)	12
Total investments, at value (Cost $1,146,473,658)	1,144,697,490
Dividends and interest receivable	14,931,827
Receivable for fund shares sold	2,589,926
Receivable for investments sold	5,936,813
Receivable from affiliates	647
Other assets	87,520
Total assets	1,168,244,223
Liabilities
Due to custodian	238,389
Distributions payable	89,348
Payable for investments purchased	7,943,040
Payable for delayed delivery securities purchased	25,175,681
Payable for fund shares repurchased	1,254,980
Payable to affiliates
Accounting and legal services fees	52,835
Transfer agent fees	14,207
Distribution and service fees	6,471
Trustees’ fees	918
Other liabilities and accrued expenses	103,799
Total liabilities	34,879,668
Net assets	$1,133,364,555
Net assets consist of
Paid-in capital	$1,157,492,822
Total distributable earnings (loss)	(24,128,267)
Net assets	$1,133,364,555

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($527,862,673 ÷ 59,383,665 shares)[1]	$8.89
Class C ($7,511,591 ÷ 845,174 shares)[1]	$8.89
Class I ($442,270,246 ÷ 49,675,889 shares)	$8.90
Class R6 ($155,720,045 ÷ 17,486,101 shares)	$8.91
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$9.26

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
47	JOHN HANCOCK Municipal Opportunities Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the year ended 5-31-24

Investment income
Interest	$41,996,212
Dividends from affiliated investments	448,237
Dividends	153,176
Total investment income	42,597,625
Expenses
Investment management fees	4,930,735
Distribution and service fees	1,304,916
Accounting and legal services fees	188,224
Transfer agent fees	160,892
Trustees’ fees	23,414
Custodian fees	130,885
State registration fees	176,978
Printing and postage	46,847
Professional fees	81,136
Other	85,941
Total expenses	7,129,968
Less expense reductions	(578,897)
Net expenses	6,551,071
Net investment income	36,046,554
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(9,748,525)
Affiliated investments	(1,626)
Realized loss on investments not meeting investment restrictions	(4,455)
Reimbursement from subadvisor for loss on investments not meeting investment restrictions	4,455
Futures contracts	(4,235,287)
(13,985,438)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	12,819,587
Affiliated investments	1,245
12,820,832
Net realized and unrealized loss	(1,164,606)
Increase in net assets from operations	$34,881,948
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Municipal Opportunities Fund	48

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 5-31-24	Year ended 5-31-23
Increase (decrease) in net assets
From operations
Net investment income	$36,046,554	$23,515,648
Net realized loss	(13,985,438)	(8,773,017)
Change in net unrealized appreciation (depreciation)	12,820,832	(10,881,603)
Increase in net assets resulting from operations	34,881,948	3,861,028
Distributions to shareholders
From earnings
Class A	(16,373,521)	(13,069,392)
Class C	(210,608)	(247,260)
Class I	(13,552,031)	(7,240,114)
Class R6	(4,794,549)	(2,628,655)
Total distributions	(34,930,709)	(23,185,421)
From fund share transactions	219,709,297	398,153,388
Total increase	219,660,536	378,828,995
Net assets
Beginning of year	913,704,019	534,875,024
End of year	$1,133,364,555	$913,704,019
49	JOHN HANCOCK Municipal Opportunities Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	5-31-24	5-31-23	5-31-22	5-31-21	5-31-20
Per share operating performance
Net asset value, beginning of period	$8.87	$9.19	$10.14	$9.55	$9.83
Net investment income[1]	0.31	0.28	0.25	0.27	0.29
Net realized and unrealized gain (loss) on investments	0.01	(0.32)	(0.93)	0.60	(0.28)
Total from investment operations	0.32	(0.04)	(0.68)	0.87	0.01
Less distributions
From net investment income	(0.30)	(0.28)	(0.27)	(0.28)	(0.29)
Net asset value, end of period	$8.89	$8.87	$9.19	$10.14	$9.55
Total return (%)[2,3]	3.64	(0.44)	(6.94)	9.34	0.09
Ratios and supplemental data
Net assets, end of period (in millions)	$528	$454	$399	$450	$417
Ratios (as a percentage of average net assets):
Expenses before reductions	0.82	0.88	0.91	0.93	0.93
Expenses including reductions	0.71	0.74	0.80	0.82	0.82
Net investment income	3.45	3.14	2.55	2.75	2.97
Portfolio turnover (%)	50	38	32	20	54

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Municipal Opportunities Fund	50

CLASS C SHARES Period ended	5-31-24	5-31-23	5-31-22	5-31-21	5-31-20
Per share operating performance
Net asset value, beginning of period	$8.87	$9.19	$10.14	$9.55	$9.83
Net investment income[1]	0.24	0.21	0.18	0.20	0.22
Net realized and unrealized gain (loss) on investments	0.01	(0.32)	(0.93)	0.60	(0.28)
Total from investment operations	0.25	(0.11)	(0.75)	0.80	(0.06)
Less distributions
From net investment income	(0.23)	(0.21)	(0.20)	(0.21)	(0.22)
Net asset value, end of period	$8.89	$8.87	$9.19	$10.14	$9.55
Total return (%)[2,3]	2.86	(1.18)	(7.55)	8.42	(0.65)
Ratios and supplemental data
Net assets, end of period (in millions)	$8	$9	$12	$15	$27
Ratios (as a percentage of average net assets):
Expenses before reductions	1.57	1.63	1.66	1.68	1.68
Expenses including reductions	1.46	1.49	1.55	1.57	1.57
Net investment income	2.70	2.37	1.80	2.02	2.23
Portfolio turnover (%)	50	38	32	20	54

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
51	JOHN HANCOCK Municipal Opportunities Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	5-31-24	5-31-23	5-31-22	5-31-21	5-31-20
Per share operating performance
Net asset value, beginning of period	$8.88	$9.21	$10.16	$9.57	$9.84
Net investment income[1]	0.32	0.30	0.26	0.29	0.31
Net realized and unrealized gain (loss) on investments	0.01	(0.34)	(0.93)	0.60	(0.27)
Total from investment operations	0.33	(0.04)	(0.67)	0.89	0.04
Less distributions
From net investment income	(0.31)	(0.29)	(0.28)	(0.30)	(0.31)
Net asset value, end of period	$8.90	$8.88	$9.21	$10.16	$9.57
Total return (%)[2]	3.79	(0.39)	(6.69)	9.38	0.35
Ratios and supplemental data
Net assets, end of period (in millions)	$442	$333	$87	$18	$15
Ratios (as a percentage of average net assets):
Expenses before reductions	0.57	0.63	0.66	0.68	0.68
Expenses including reductions	0.56	0.59	0.65	0.67	0.67
Net investment income	3.60	3.32	2.72	2.90	3.13
Portfolio turnover (%)	50	38	32	20	54

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Municipal Opportunities Fund	52

CLASS R6 SHARES Period ended	5-31-24	5-31-23	5-31-22	5-31-21	5-31-20
Per share operating performance
Net asset value, beginning of period	$8.88	$9.21	$10.16	$9.57	$9.85
Net investment income[1]	0.32	0.30	0.27	0.29	0.31
Net realized and unrealized gain (loss) on investments	0.02	(0.34)	(0.93)	0.60	(0.28)
Total from investment operations	0.34	(0.04)	(0.66)	0.89	0.03
Less distributions
From net investment income	(0.31)	(0.29)	(0.29)	(0.30)	(0.31)
Net asset value, end of period	$8.91	$8.88	$9.21	$10.16	$9.57
Total return (%)[2]	3.92	(0.37)	(6.66)	9.42	0.28
Ratios and supplemental data
Net assets, end of period (in millions)	$156	$118	$37	$12	$9
Ratios (as a percentage of average net assets):
Expenses before reductions	0.56	0.61	0.63	0.65	0.65
Expenses including reductions	0.55	0.58	0.62	0.64	0.64
Net investment income	3.61	3.33	2.73	2.92	3.14
Portfolio turnover (%)	50	38	32	20	54

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
53	JOHN HANCOCK Municipal Opportunities Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements
Note 1—Organization
John Hancock Municipal Opportunities Fund (the fund) is a series of John Hancock Municipal Securities Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek as high a level of interest income exempt from federal income tax as is consistent with preservation of capital.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
| JOHN HANCOCK Municipal Opportunities Fund	54

The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of May 31, 2024, by major security category or type:
	Total value at 5-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Municipal bonds	$1,138,463,037	—	$1,138,463,037	—
Corporate bonds	3,043,191	—	3,043,191	—
Closed-end funds	3,191,250	$3,191,250	—	—
Short-term investments	12	12	—	—
Total investments in securities	$1,144,697,490	$3,191,262	$1,141,506,228	—
When-issued/delayed-delivery securities. The fund may purchase or sell securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the portfolio or in a schedule to the portfolio (Sale Commitments Outstanding). At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in its NAV. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues on debt securities until settlement takes place. At the time that the fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to changes in the value of the securities purchased or sold prior to settlement date.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until
55	JOHN HANCOCK Municipal Opportunities Fund |

after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
During the year ended May 31, 2024, the fund realized a loss of $4,455 on the disposal of investments not meeting the fund’s investment guidelines, which was reimbursed by the subadvisor.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end are presented under the caption Due to custodian in the Statement of assets and liabilities.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. Commitment fees for the year ended May 31, 2024 were $6,505.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of May 31, 2024, the fund has a short-term capital loss carryforward of $10,776,764 and a long-term capital loss carryforward of $13,358,678 available to offset future net realized capital gains. These carryforwards do not expire.
As of May 31, 2024, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.
| JOHN HANCOCK Municipal Opportunities Fund	56

The tax character of distributions for the years ended May 31, 2024 and 2023 was as follows:
	May 31, 2024	May 31, 2023
Ordinary income	$481,003	$328,391
Exempt Income	34,449,706	22,857,030
Total	$34,930,709	$23,185,421
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of May 31, 2024, the components of distributable earnings on a tax basis consisted of $945,971 of undistributed exempt interest.
Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to accretion on debt securities.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.
Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the fund, if any, is detailed in the Statement of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the fund, if any, are identified in the Fund’s investments. Subsequent payments, referred to as variation margin, are made or received by the fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at
57	JOHN HANCOCK Municipal Opportunities Fund |

the time it was closed.
During the year ended May 31, 2024, the fund used futures contracts to manage the duration of the fund. The fund held futures contracts with USD notional values ranging up to $58.2 million, as measured at each quarter end. There were no open futures contracts as of May 31, 2024.
Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended May 31, 2024:
Statement of operations location - Net realized gain (loss) on:
Risk	Futures contracts
Interest rate	$(4,235,287)
Note 4—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.510% of the first $500 million of the fund’s average daily net assets; (b) 0.460% of the next $500 million of the fund’s average daily net assets; (c) 0.410% of the next $2 billion of the fund’s average daily net assets; and (d) 0.385% of the fund’s average daily net assets in excess of $3 billion. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.55% of average daily net assets of the fund. For purposes of this agreement, “expenses of the fund” means all fund expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, (e) class-specific expenses, (f) borrowing costs, (g) prime brokerage fees, (h) acquired fund fees and expenses paid indirectly, and (i) short dividend expense. This agreement expires on September 30, 2024, unless renewed by mutual agreement of the Advisor and the fund based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended May 31, 2024, this waiver amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2025, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
| JOHN HANCOCK Municipal Opportunities Fund	58

For the year ended May 31, 2024, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$39,116
Class C	688
Class I	30,730
Class	Expense reduction
Class R6	$10,783
Total	$81,317

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended May 31, 2024, were equivalent to a net annual effective rate of 0.47% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended May 31, 2024, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Class C	1.00%
The fund’s Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class A and Class C shares. The current waiver agreement expires on September 30, 2024, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $489,451 and $8,129 for Class A and Class C shares, respectively, for the year ended May 31, 2024.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $229,481 for the year ended May 31, 2024. Of this amount, $30,911 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $198,570 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $250,000 or more, and redeemed within 18 months of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended May 31, 2024, CDSCs received by the Distributor amounted to $49,758 and $1,339 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for
59	JOHN HANCOCK Municipal Opportunities Fund |

recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended May 31, 2024 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$1,223,627	$85,407
Class C	81,289	1,421
Class I	—	67,767
Class R6	—	6,297
Total	$1,304,916	$160,892
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 6—Fund share transactions
Transactions in fund shares for the years ended May 31, 2024 and 2023 were as follows:
	Year Ended 5-31-24		Year Ended 5-31-23
	Shares	Amount	Shares	Amount
Class A shares
Sold	16,536,355	$147,257,841	17,367,879	$154,417,983
Distributions reinvested	1,735,339	15,403,659	1,356,065	12,041,854
Repurchased	(10,057,107)	(89,124,200)	(10,960,238)	(97,614,761)
Net increase	8,214,587	$73,537,300	7,763,706	$68,845,076
Class C shares
Sold	240,771	$2,150,153	474,091	$4,229,357
Distributions reinvested	23,206	205,718	26,985	239,567
Repurchased	(454,684)	(4,022,028)	(722,257)	(6,434,420)
Net decrease	(190,707)	$(1,666,157)	(221,181)	$(1,965,496)
Class I shares
Sold	29,216,666	$260,041,019	37,832,188	$335,935,043
Distributions reinvested	1,511,256	13,431,049	804,284	7,156,159
Repurchased	(18,570,523)	(163,661,729)	(10,601,571)	(93,940,955)
Net increase	12,157,399	$109,810,339	28,034,901	$249,150,247
| JOHN HANCOCK Municipal Opportunities Fund	60

	Year Ended 5-31-24		Year Ended 5-31-23
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	8,841,215	$78,406,201	11,971,811	$106,573,936
Distributions reinvested	539,085	4,794,304	295,301	2,628,041
Repurchased	(5,132,575)	(45,172,690)	(3,055,567)	(27,078,416)
Net increase	4,247,725	$38,027,815	9,211,545	$82,123,561
Total net increase	24,429,004	$219,709,297	44,788,971	$398,153,388
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $746,629,119 and $510,004,258, respectively, for the year ended May 31, 2024.
Note 8—State or region risk
To the extent that the fund invests heavily in bonds from any given state or region, its performance could be disproportionately affected by factors particular to that state or region. These factors may include economic or political changes, tax-base erosion, possible state constitutional limits on tax increases, detrimental budget deficits and other financial difficulties, and changes to the credit ratings assigned to those states’ municipal issuers.
Note 9—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	1	$9,952,545	$327,313,838	$(337,265,990)	$(1,626)	$1,245	$448,237	—	$12
61	JOHN HANCOCK Municipal Opportunities Fund |

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Municipal Securities Trust and Shareholders of John Hancock Municipal Opportunities Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the Fund’s investments, of John Hancock Municipal Opportunities Fund (one of the funds constituting John Hancock Municipal Securities Trust, referred to hereafter as the "Fund") as of May 31, 2024, the related statement of operations for the year ended May 31, 2024, the statements of changes in net assets for each of the two years in the period ended May 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2024 and the financial highlights for each of the five years in the period ended May 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
Boston, Massachusetts
July 18, 2024
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
| JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	62

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended May 31, 2024.
98.81% of dividends from net investment income are exempt-interest dividends.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2024 Form 1099-DIV in early 2025. This will reflect the tax character of all distributions paid in calendar year 2024.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
63	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND |

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Municipal Opportunities Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF3619762	52A 5/24
7/24

Annual Financial Statements & Other N-CSR Items
John Hancock
Short Duration Municipal Opportunities Fund
Fixed income
May 31, 2024

John Hancock
Short Duration Municipal Opportunities Fund

2	Fund’s investments
10	Financial statements
13	Financial highlights
17	Notes to financial statements
24	Report of independent registered public accounting firm
25	Tax information
1	JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND |

Fund’s investments
AS OF 5-31-24
	Rate (%)	Maturity date	Par value^	Value
Municipal bonds 101.4%				$33,822,699
(Cost $34,136,319)
Alabama 3.2%				1,053,035
Lower Alabama Gas District Gas Project No. 2, Series A	4.000	12-01-50	250,000	249,709
Southeast Alabama Gas Supply District Project No. 2, Series B	5.000	06-01-49	500,000	525,329
Southeast Energy Authority, a Cooperative District Commodity Supply Project No. 5, Series A	5.250	01-01-54	265,000	277,997
Arizona 2.3%				771,961
Chandler Industrial Development Authority Intel Corp. Project, Series 2, AMT	4.000	06-01-49	300,000	297,298
Chandler Industrial Development Authority Intel Corp. Project, Series 2, AMT	5.000	09-01-52	450,000	459,377
University of Arizona Board of Regents	5.000	06-01-37	15,000	15,286
Arkansas 1.0%				333,680
Little Rock School District Construction, GO	3.000	02-01-28	350,000	333,680
California 8.8%				2,939,894
California Community Choice Financing Authority Clean Energy Project, Series A-1	5.000	05-01-54	500,000	529,420
California Housing Finance Agency Power Station Block 7B, Series L (A)	5.200	12-01-27	500,000	500,137
California Infrastructure & Economic Development Bank California Academy of Sciences, Series A	3.250	08-01-29	300,000	292,451
California Municipal Finance Authority Northbay Healthcare, Series A	5.000	11-01-25	250,000	250,525
California Municipal Finance Authority United Airlines, Inc. Project, AMT	4.000	07-15-29	300,000	297,842
California Municipal Finance Authority Westside Neighborhood School Project (A)	5.000	06-15-34	250,000	258,087
California Statewide Communities Development Authority Kaiser Permanente, Series 2003-D	5.000	05-01-33	480,000	513,346
Independent Cities Finance Authority Union City Tropics	4.000	05-15-32	300,000	298,086
Colorado 2.5%				837,621
Colorado Health Facilities Authority Commonspirit Health, Series A	5.000	12-01-34	500,000	554,724
South Maryland Creek Ranch Metropolitan District, GO (B)	5.000	12-01-27	75,000	77,459
South Maryland Creek Ranch Metropolitan District, GO (B)	5.000	12-01-29	195,000	205,438
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND	2

	Rate (%)	Maturity date	Par value^	Value
Connecticut 2.0%				$678,657
City of Bridgeport Series B, GO	5.000	08-15-27	445,000	463,515
Town of Hamden Whitney Center Project	5.000	01-01-50	240,000	215,142
Delaware 1.5%				502,014
Delaware County Authority Cabrini University	5.000	07-01-31	30,000	30,475
Delaware State Economic Development Authority NRG Energy Project, Series B	1.250	10-01-40	500,000	471,539
District of Columbia 1.5%				513,411
Metropolitan Washington Airports Authority Aviation Revenue Series A, AMT	5.000	10-01-26	500,000	513,411
Florida 9.1%				3,035,439
Cabot Citrus Farms Community Development District	5.250	03-01-29	300,000	301,097
Capital Trust Authority KIPP Miami - North Campus Project, Series A (A)	5.000	06-15-34	300,000	305,558
County of Broward Port Facilities Revenue Series B, AMT	5.000	09-01-28	500,000	518,834
Florida Development Finance Corp. Imagine School at Broward Project, Series A (A)	5.000	12-15-34	200,000	198,539
Florida Development Finance Corp. Nova Southeastern University Project, Series A	5.000	04-01-27	25,000	25,849
Jacksonville Housing Authority Westwood Apartments	5.000	02-01-34	300,000	313,383
Lee County Industrial Development Authority Shell Point Obligation Group	4.000	11-15-31	100,000	98,041
Palm Beach County Health Facilities Authority Jupiter Medical Center Project, Series A	5.000	11-01-28	15,000	15,281
Palm Beach County Health Facilities Authority Jupiter Medical Center Project, Series A	5.000	11-01-29	100,000	102,239
Palm Beach County Health Facilities Authority Jupiter Medical Center Project, Series A	5.000	11-01-30	200,000	205,102
Palm Beach County Health Facilities Authority Toby and Leon Cooperman Sinai Residences	4.000	06-01-26	300,000	297,901
Town of Davie Nova Southeastern University Project	5.000	04-01-31	330,000	343,875
Winter Garden Village at Fowler Groves Community Development District	3.750	05-01-31	320,000	309,740
Georgia 4.7%				1,561,341
Augusta Development Authority AU Health System, Inc. Project	5.000	07-01-26	250,000	254,742
City of Atlanta Airport Passenger Facility Charge Series D, AMT	5.000	07-01-26	500,000	511,814
3	JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Georgia (continued)
Georgia State Road & Tollway Authority Managed Lane System, Series A	4.000	07-15-38	5,000	$5,129
Main Street Natural Gas, Inc. Series B	5.000	07-01-53	250,000	262,638
Main Street Natural Gas, Inc. Series E-1	5.000	12-01-53	500,000	527,018
Illinois 5.6%				1,871,034
Chicago Midway International Airport Series A, AMT	5.000	01-01-30	550,000	555,274
Illinois Finance Authority Clark-Lindsey Village, Series A	4.600	06-01-27	280,000	274,032
Metropolitan Pier & Exposition Authority McCormick Place Expansion Project, Series A	5.000	12-15-28	500,000	516,517
State of Illinois, GO	4.125	11-01-31	525,000	525,211
Indiana 0.5%				172,908
City of Whiting BP Products North America, Inc., Series A, AMT	4.400	03-01-46	175,000	172,908
Iowa 1.5%				496,741
Iowa Finance Authority Gevo NW Iowa RNG Project, AMT	3.875	01-01-42	500,000	496,741
Kansas 0.9%				315,218
City of Prairie Village Meadowbrook TIF Project	3.125	04-01-36	350,000	315,218
Kentucky 4.4%				1,471,630
County of Boone Duke Energy Project	3.700	08-01-27	500,000	490,482
County of Trimble Louisville Gas and Electric Company Project, Series A	3.750	06-01-33	500,000	476,525
Kentucky Public Energy Authority Series A	5.000	05-01-55	250,000	261,210
Northern Kentucky Water District Series B	3.125	02-01-29	255,000	243,413
Louisiana 0.9%				283,608
Louisiana Local Government Environmental Facilities & Community Development Authority Westlake Chemical Corp. Project	3.500	11-01-32	300,000	283,608
Maryland 0.2%				51,459
Maryland Health & Higher Educational Facilities Authority University of Maryland Medical System, Series B-2	5.000	07-01-45	50,000	51,459
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND	4

	Rate (%)	Maturity date	Par value^	Value
Massachusetts 2.2%				$725,697
Massachusetts Development Finance Agency Worcester Polytechnic Institute	5.000	09-01-30	15,000	15,664
Massachusetts Development Finance Agency Worcester Polytechnic Institute	5.000	09-01-37	10,000	10,666
Massachusetts Development Finance Agency Worcester Polytechnic Institute	5.000	09-01-59	500,000	514,574
Massachusetts Municipal Wholesale Electric Company Cotton Solar Project, Series A	5.000	07-01-28	175,000	184,793
Michigan 2.3%				751,089
Canyon Falls Municipal Utility District No. 1, GO (B)	4.000	02-15-31	100,000	99,842
Canyon Falls Municipal Utility District No. 1, GO (B)	4.000	02-15-31	145,000	144,770
Grand Valley State University Series A	5.000	12-01-32	500,000	506,477
Missouri 1.9%				648,364
Industrial Development Authority of the City of St. Louis Union Station Phase 2 Redevelopment Project, Series A	4.875	06-15-34	430,000	428,860
Lee’s Summit Industrial Development Authority John Knox Village Project, Series A	5.000	08-15-27	200,000	199,460
Lee’s Summit Industrial Development Authority John Knox Village Project, Series A	5.000	08-15-32	20,000	20,044
Montana 0.7%				248,318
City of Forsyth NorthWestern Corp. Colstrip Project	3.875	07-01-28	250,000	248,318
Nevada 0.0%				10,366
County of Washoe Fuel Tax	5.000	02-01-42	10,000	10,366
New Hampshire 1.0%				344,256
New Hampshire Business Finance Authority Pennichuck Water Works, Inc., AMT, Series A	5.500	04-01-34	100,000	107,514
New Hampshire Business Finance Authority Pennichuck Water Works, Inc., AMT, Series A	5.500	04-01-38	100,000	104,987
New Hampshire Health & Education Facilities Authority Catholic Medical Center	3.500	07-01-34	145,000	127,350
New Hampshire Health and Education Facilities Authority Catholic Medical Center	3.375	07-01-33	5,000	4,405
New Jersey 4.4%				1,465,001
New Jersey Transportation Trust Fund Authority Series AA	5.000	06-15-30	500,000	539,994
State of New Jersey, GO	2.000	06-01-27	500,000	463,037
5	JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
New Jersey (continued)
Township of Brick, GO	3.000	01-15-32	500,000	$461,970
New York 2.9%				979,530
Albany County Airport Authority Series B, AMT	5.000	12-15-26	500,000	512,230
Dutchess County Local Development Corp. Marist College Project, Series A	5.000	07-01-45	45,000	45,199
Metropolitan Transportation Authority Series A-2	5.000	11-15-45	315,000	334,626
New York City Transitional Finance Authority Future Tax Secured Revenue Series D-1	5.000	11-01-26	5,000	5,186
New York State Urban Development Corp. Personal Income Tax, Series C-3	5.000	03-15-39	50,000	51,731
New York Transportation Development Corp. John F. Kennedy International Airport Project, Terminal 4, AMT	5.000	12-01-26	30,000	30,558
North Carolina 0.8%				270,564
North Carolina Capital Facilities Finance Agency High Point University	4.000	05-01-33	20,000	19,872
North Carolina Medical Care Commission The United Methodist Retirement Homes Project, Series 2024B-1	4.250	10-01-28	250,000	250,692
North Dakota 0.9%				296,416
Cass County Joint Water Resource District Series A, GO	3.450	04-01-27	300,000	296,416
Ohio 1.3%				445,741
Jefferson County Port Authority JSW Steel Project, AMT (A)	5.000	12-01-53	300,000	303,177
Ohio Air Quality Development Authority FirstEnergy, Series D	3.375	08-01-29	150,000	142,564
Oklahoma 3.2%				1,052,114
Blaine County Educational Facilities Authority Watonga Public Schools Project	5.000	12-01-30	235,000	247,942
Cache Educational Facilities Authority Cache Public Schools Project, Series A	5.000	09-01-33	250,000	267,426
Oklahoma County Independent School District No. 89 Oklahoma City Series A, GO	3.000	07-01-25	290,000	287,259
Oklahoma Development Finance Authority OU Medicine Project, Series B	5.000	08-15-24	250,000	249,487
Pennsylvania 4.9%				1,629,753
Berks County Municipal Authority Tower Health Project, Series B	5.000	02-01-40	500,000	323,796
Boyertown Area School District, GO (B)	4.000	11-01-27	425,000	426,216
Chester County Industrial Development Authority Avon Grove Charter School	5.000	03-01-27	220,000	221,147
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND	6

	Rate (%)	Maturity date	Par value^	Value
Pennsylvania (continued)
Lancaster County Hospital Authority Brethren Village Project	4.250	07-01-28	35,000	$33,841
Pennsylvania Higher Educational Facilities Authority University of Pennsylvania Health System, Series A	5.000	08-15-42	375,000	382,527
Philadelphia Authority for Industrial Development Philadelphia E&T Charter High School, Series A	4.000	06-01-31	200,000	191,845
Philadelphia Authority for Industrial Development Temple University, 1st Series 2015	5.000	04-01-35	50,000	50,381
Puerto Rico 0.6%				192,639
Puerto Rico Commonwealth CW Guarantee Bond Claims, GO (C)	2.456	11-01-43	310,709	192,639
South Carolina 3.4%				1,132,655
City of Rock Hill Combined Utility System Revenue Series A	5.000	01-01-40	200,000	217,871
Clemson University Athletic Facilities, Series A	4.000	05-01-33	30,000	30,383
Laurens County Public Facilities Authority Laurens County Public Facilities Project	4.000	09-01-44	150,000	144,561
South Carolina Jobs-Economic Development Authority Wofford College	5.000	04-01-27	25,000	25,403
South Carolina Transportation Infrastructure Bank Series A	3.000	10-01-33	350,000	320,328
Spartanburg County School District No. 5, GO	3.000	03-01-35	400,000	363,242
State of South Carolina Series A, GO	5.000	04-01-26	30,000	30,867
Tennessee 0.1%				20,620
County of Knox Series C, GO	5.000	06-01-26	20,000	20,620
Texas 13.9%				4,620,326
Brazoria County Industrial Development Corp. Aleon Renewable Metals LLC, AMT (A)	12.000	06-01-43	100,000	100,303
City of Austin Public Improvement, GO	5.000	09-01-33	150,000	156,756
Dallas Fort Worth International Airport Series C, AMT	5.000	11-01-30	500,000	529,590
Decatur Hospital Authority Wise Health System, Series B	5.000	09-01-25	30,000	30,428
Decatur Hospital Authority Wise Health System, Series B	5.000	09-01-30	225,000	243,370
Decatur Hospital Authority Wise Health System, Series B	5.000	09-01-33	75,000	82,026
Elevon Municipal Utility District No. 1-A, GO (B)	4.000	09-01-33	310,000	306,979
Gulf Coast Industrial Development Authority CITGO Petroleum Corp. Project, AMT	8.000	04-01-28	500,000	500,475
7	JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Texas (continued)
Harris County Cultural Education Facilities Finance Corp. Brazos Presbyterian Homes Project	5.000	01-01-38	10,000	$9,246
Harris County Cultural Education Facilities Finance Corp. Memorial Hermann Health System, Series A	5.000	12-01-26	350,000	351,761
Montgomery County Municipal Utility District No. 111, GO (B)	5.000	09-01-29	120,000	126,107
Montgomery County Municipal Utility District No. 111, GO (B)	5.000	09-01-30	130,000	137,395
New Hope Cultural Education Facilities Finance Corp. Windhaven Project, Series B2	4.500	10-01-26	500,000	496,053
Newark Higher Education Finance Corp. Village Tech Schools, Series A	4.375	08-15-29	300,000	293,349
Port Beaumont Navigation District Jefferson Gulf Coast Energy Project, Series B (A)	10.000	07-01-26	300,000	300,000
Port of Houston Authority Series A, AMT, GO	5.000	10-01-32	345,000	359,455
Texas Municipal Gas Acquisition & Supply Corp. Series D	6.250	12-15-26	70,000	71,916
Texas Public Finance Authority Texas Southern University	5.000	05-01-26	520,000	525,117
Virgin Islands 0.1%				26,039
Matching Fund Special Purpose Securitization Corp. Series A	5.000	10-01-28	25,000	26,039
Virginia 0.6%				207,116
Virginia Beach Development Authority Westminster-Canterbury on Chesapeake Bay, Series B-1	6.250	09-01-30	200,000	207,116
Washington 2.3%				760,352
Port of Seattle Series B, AMT	5.000	08-01-26	500,000	510,333
Washington State Housing Finance Commission Emerald Heights Project, Series B1	4.750	07-01-27	250,000	250,019
West Virginia 1.1%				374,077
West Virginia Economic Development Authority Appalachian Power - Amos Project, Series A, AMT	1.000	01-01-41	395,000	374,077
Wisconsin 2.2%				732,015
Public Finance Authority Friends Homes, Inc. (A)	4.000	09-01-24	55,000	54,909
Public Finance Authority Lenoir Rhyne University	5.000	04-01-28	325,000	330,180
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND	8

	Rate (%)	Maturity date	Par value^	Value
Wisconsin (continued)
Wisconsin Health & Educational Facilities Authority Three Pillars Senior Living Communities, Series B-2	4.200	08-15-28	350,000	$346,926

	Yield (%)	Shares	Value
Short-term investments 0.8%			$257,141
(Cost $257,139)
Short-term funds 0.8%
John Hancock Collateral Trust (D)	5.2280(E)	25,723	257,141

Total investments (Cost $34,393,458) 102.2%			$34,079,840
Other assets and liabilities, net (2.2%)			(734,331)
Total net assets 100.0%			$33,345,509

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
AMT	Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.
GO	General Obligation
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	Bond is insured by one or more of the companies listed in the insurance coverage table below.
(C)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(E)	The rate shown is the annualized seven-day yield as of 5-31-24.
At 5-31-24, the aggregate cost of investments for federal income tax purposes was $34,398,373. Net unrealized depreciation aggregated to $318,533, of which $219,314 related to gross unrealized appreciation and $537,847 related to gross unrealized depreciation.
Insurance Coverage	As a % of total investments
Build America Mutual Assurance Company	2.9
Assured Guaranty Municipal Corp.	1.6
TOTAL	4.5
9	JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 5-31-24

Assets
Unaffiliated investments, at value (Cost $34,136,319)	$33,822,699
Affiliated investments, at value (Cost $257,139)	257,141
Total investments, at value (Cost $34,393,458)	34,079,840
Interest receivable	442,954
Receivable for fund shares sold	1,594
Receivable for investments sold	524,988
Receivable for delayed delivery securities sold	11,310
Receivable from affiliates	573
Other assets	50,782
Total assets	35,112,041
Liabilities
Distributions payable	56,927
Payable for investments purchased	1,321,448
Payable for delayed delivery securities purchased	300,000
Payable for fund shares repurchased	31,820
Payable to affiliates
Accounting and legal services fees	1,539
Transfer agent fees	257
Trustees’ fees	32
Other liabilities and accrued expenses	54,509
Total liabilities	1,766,532
Net assets	$33,345,509
Net assets consist of
Paid-in capital	$33,422,278
Total distributable earnings (loss)	(76,769)
Net assets	$33,345,509

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($228,015 ÷ 22,762 shares)[1]	$10.02
Class C ($88,538 ÷ 8,841 shares)	$10.01
Class I ($12,912,977 ÷ 1,288,980 shares)	$10.02
Class R6 ($20,115,979 ÷ 2,008,425 shares)	$10.02
Maximum offering price per share
Class A (net asset value per share ÷ 97.75%)[2]	$10.25

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Short Duration Municipal Opportunities Fund	10

STATEMENT OF OPERATIONS For the year ended 5-31-24

Investment income
Interest	$937,846
Dividends from affiliated investments	40,828
Total investment income	978,674
Expenses
Investment management fees	88,108
Distribution and service fees	1,307
Accounting and legal services fees	5,114
Transfer agent fees	1,564
Trustees’ fees	1,077
Custodian fees	22,015
State registration fees	73,628
Printing and postage	7,918
Professional fees	55,333
Other	13,977
Total expenses	270,041
Less expense reductions	(164,861)
Net expenses	105,180
Net investment income	873,494
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	255,805
Affiliated investments	469
Realized gain on investments not meeting investment restrictions	5,112
261,386
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	97,195
Affiliated investments	74
97,269
Net realized and unrealized gain	358,655
Increase in net assets from operations	$1,232,149
11	JOHN HANCOCK Short Duration Municipal Opportunities Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 5-31-24	Period ended 5-31-23[1]
Increase (decrease) in net assets
From operations
Net investment income	$873,494	$579,263
Net realized gain	261,386	196,571
Change in net unrealized appreciation (depreciation)	97,269	(410,887)
Increase in net assets resulting from operations	1,232,149	364,947
Distributions to shareholders
From earnings
Class A	(7,382)	(1,834)
Class C	(3,099)	(1,718)
Class I	(128,696)	(1,639)
Class R6	(884,403)	(654,179)
Total distributions	(1,023,580)	(659,370)
From fund share transactions	13,358,375	20,072,988
Total increase	13,566,944	19,778,565
Net assets
Beginning of year	19,778,565	—
End of year	$33,345,509	$19,778,565

[1]	Period from 6-9-22 (commencement of operations) to 5-31-23.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Short Duration Municipal Opportunities Fund	12

Financial highlights
CLASS A SHARES Period ended	5-31-24	5-31-23[1]
Per share operating performance
Net asset value, beginning of period	$9.85	$10.00
Net investment income[2]	0.35	0.28
Net realized and unrealized gain (loss) on investments	0.25	(0.12)
Total from investment operations	0.60	0.16
Less distributions
From net investment income	(0.34)	(0.31)
From net realized gain	(0.09)	—
Total distributions	(0.43)	(0.31)
Net asset value, end of period	$10.02	$9.85
Total return (%)[3,4]	6.16	1.68[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$—[6]	$—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.39	2.15[7]
Expenses including reductions	0.60	0.61[7]
Net investment income	3.54	2.87[7]
Portfolio turnover (%)	255	248

[1]	Period from 6-9-22 (commencement of operations) to 5-31-23.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the period.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
13	JOHN HANCOCK Short Duration Municipal Opportunities Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	5-31-24	5-31-23[1]
Per share operating performance
Net asset value, beginning of period	$9.85	$10.00
Net investment income[2]	0.28	0.19
Net realized and unrealized gain (loss) on investments	0.23	(0.10)
Total from investment operations	0.51	0.09
Less distributions
From net investment income	(0.26)	(0.24)
From net realized gain	(0.09)	—
Total distributions	(0.35)	(0.24)
Net asset value, end of period	$10.01	$9.85
Total return (%)[3,4]	5.27	0.94[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$—[6]	$—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.14	2.90[7]
Expenses including reductions	1.35	1.36[7]
Net investment income	2.76	1.97[7]
Portfolio turnover (%)	255	248

[1]	Period from 6-9-22 (commencement of operations) to 5-31-23.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the period.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Short Duration Municipal Opportunities Fund	14

CLASS I SHARES Period ended	5-31-24	5-31-23[1]
Per share operating performance
Net asset value, beginning of period	$9.85	$10.00
Net investment income[2]	0.36	0.29
Net realized and unrealized gain (loss) on investments	0.25	(0.11)
Total from investment operations	0.61	0.18
Less distributions
From net investment income	(0.35)	(0.33)
From net realized gain	(0.09)	—
Total distributions	(0.44)	(0.33)
Net asset value, end of period	$10.02	$9.85
Total return (%)[3]	6.32	1.83[4]
Ratios and supplemental data
Net assets, end of period (in millions)	$13	$—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.14	1.90[6]
Expenses including reductions	0.45	0.46[6]
Net investment income	3.70	2.97[6]
Portfolio turnover (%)	255	248

[1]	Period from 6-9-22 (commencement of operations) to 5-31-23.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the period.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.
15	JOHN HANCOCK Short Duration Municipal Opportunities Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	5-31-24	5-31-23[1]
Per share operating performance
Net asset value, beginning of period	$9.85	$10.00
Net investment income[2]	0.37	0.29
Net realized and unrealized gain (loss) on investments	0.24	(0.11)
Total from investment operations	0.61	0.18
Less distributions
From net investment income	(0.35)	(0.33)
From net realized gain	(0.09)	—
Total distributions	(0.44)	(0.33)
Net asset value, end of period	$10.02	$9.85
Total return (%)[3]	6.33	1.84[4]
Ratios and supplemental data
Net assets, end of period (in millions)	$20	$20
Ratios (as a percentage of average net assets):
Expenses before reductions	1.13	1.88[5]
Expenses including reductions	0.44	0.44[5]
Net investment income	3.67	2.99[5]
Portfolio turnover (%)	255	248

[1]	Period from 6-9-22 (commencement of operations) to 5-31-23.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the period.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Short Duration Municipal Opportunities Fund	16

Notes to financial statements
Note 1—Organization
John Hancock Short Duration Municipal Opportunities Fund (the fund) is a series of John Hancock Municipal Securities Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek total return exempt from federal income tax as is consistent with preservation of capital.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology
17	JOHN HANCOCK Short Duration Municipal Opportunities Fund |

used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of May 31, 2024, by major security category or type:
	Total value at 5-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Municipal bonds	$33,822,699	—	$33,822,699	—
Short-term investments	257,141	$257,141	—	—
Total investments in securities	$34,079,840	$257,141	$33,822,699	—
When-issued/delayed-delivery securities. The fund may purchase or sell securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the portfolio or in a schedule to the portfolio (Sale Commitments Outstanding). At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in its NAV. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues on debt securities until settlement takes place. At the time that the fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to changes in the value of the securities purchased or sold prior to settlement date.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
During the year ended May 31, 2024, the fund realized gains of $5,112 on the disposal of investments not meeting the fund’s investment guidelines.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund
| JOHN HANCOCK Short Duration Municipal Opportunities Fund	18

is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the year ended May 31, 2024, the fund had no borrowings under the line of credit. Commitment fees for the year ended May 31, 2024 were $3,289.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of May 31, 2024, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the year ended May 31, 2024 and the period ended May 31, 2023 were as follows:
	May 31, 2024	May 31, 2023
Ordinary income	$177,163	$26,661
Exempt Income	846,417	632,709
Total	$1,023,580	$659,370
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of May 31, 2024, the components of distributable earnings on a tax basis consisted of $284,447 of undistributed ordinary income.As of May 31, 2024, the components of distributable earnings on a tax basis consisted of $14,244 of undistributed exempt interest.
Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
19	JOHN HANCOCK Short Duration Municipal Opportunities Fund |

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to distributions payable, wash sale loss deferrals and accretion on debt securities.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor, equivalent on an annual basis, to the sum of: (a) 0.370% of the ﬁrst $100 million of the fund’s average daily net assets, (b) 0.340% of the next $400 million of the fund’s average daily net assets, (c) 0.300% of the fund’s average daily net assets in excess of $500 million. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an afﬁliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended May 31, 2024, this waiver amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2025, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee for the fund, or if necessary, make payment to the fund, in an amount equal to the amount by which the fund’s expenses exceed 0.43% of daily average net assets. Expenses means all the expenses of the fund, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, class-specific expenses, borrowing costs, prime brokerage fees, acquired fund fees and expenses paid indirectly, and short dividend expense. This arrangement expires on September 30, 2024, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the year ended May 31, 2024, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$1,188
Class C	644
Class I	16,813
Class	Expense reduction
Class R6	$145,956
Total	$164,601

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
| JOHN HANCOCK Short Duration Municipal Opportunities Fund	20

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended May 31, 2024, were equivalent to a net annual effective rate of 0.00% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended May 31, 2024, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Class C	1.00%
The fund’s Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class A and Class C shares. The current waiver agreement expires on September 30, 2024, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $173 and $87 for Class A and Class C shares, respectively, for the year ended May 31, 2024.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $107 for the year ended May 31, 2024. Of this amount, $11 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $96 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $250,000 or more, and redeemed within 18 months of purchase are subject to a 0.50% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended May 31, 2024, there were no CDSCs received by the Distributor for Class A or Class C shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
21	JOHN HANCOCK Short Duration Municipal Opportunities Fund |

Class level expenses. Class level expenses for the year ended May 31, 2024 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$431	$30
Class C	876	15
Class I	—	608
Class R6	—	911
Total	$1,307	$1,564
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Fund share transactions
Transactions in fund shares for the year ended May 31, 2024 and the period ended May 31, 2023 were as follows
	Year Ended 5-31-24		Period ended 5-31-23[1]
	Shares	Amount	Shares	Amount
Class A shares
Sold	13,684	$136,538	9,510	$94,474
Distributions reinvested	522	5,239	26	262
Repurchased	(214)	(2,118)	(766)	(7,510)
Net increase	13,992	$139,659	8,770	$87,226
Class C shares
Sold	—	—	8,657	$85,253
Distributions reinvested	133	$1,331	51	509
Net increase	133	$1,331	8,708	$85,762
Class I shares
Sold	1,344,707	$13,594,948	5,000	$50,000
Distributions reinvested	12,589	126,854	—	—
Repurchased	(73,316)	(741,698)	—	—
Net increase	1,283,980	$12,980,104	5,000	$50,000
Class R6 shares
Sold	23,222	$235,240	1,985,000	$19,850,000
Distributions reinvested	203	2,041	—	—
Net increase	23,425	$237,281	1,985,000	$19,850,000
Total net increase	1,321,530	$13,358,375	2,007,478	$20,072,988

[1]	Period from 6-9-22 (commencement of operations) to 5-31-23.
Affiliates of the fund owned 22%, 57% and 100% of shares of Class A, Class C and Class R6, respectively, on May 31, 2024. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
| JOHN HANCOCK Short Duration Municipal Opportunities Fund	22

Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $73,700,765 and $60,816,870, respectively, for the year ended May 31, 2024.
Note 7—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	25,723	$751,881	$22,768,719	$(23,264,002)	$469	$74	$40,828	—	$257,141
23	JOHN HANCOCK Short Duration Municipal Opportunities Fund |

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Municipal Securities Trust and Shareholders of John Hancock Short Duration Municipal Opportunities Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the Fund’s investments, of John Hancock Short Duration Municipal Opportunities Fund (one of the funds constituting John Hancock Municipal Securities Trust, referred to hereafter as the "Fund") as of May 31, 2024, the related statement of operations for the year ended May 31, 2024 and the statements of changes in net assets and the financial highlights for the year ended May 31, 2024 and the period from June 9, 2022 (commencement of operations) through May 31, 2023, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2024, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year ended May 31, 2024 and the period from June 9, 2022 (commencement of operations) through May 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
Boston, Massachusetts
July 23, 2024
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
| JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND	24

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended May 31, 2024.
99.70% of dividends from net investment income are exempt-interest dividends.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2024 Form 1099-DIV in early 2025. This will reflect the tax character of all distributions paid in calendar year 2024.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
25	JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND |

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Short Duration Municipal Opportunities Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF3619766	489A 5/24
7/24

Annual Financial Statements & Other N-CSR Items
John Hancock
High Yield Municipal Bond Fund
Fixed income
May 31, 2024

John Hancock
High Yield Municipal Bond Fund

2	Fund’s investments
19	Financial statements
22	Financial highlights
26	Notes to financial statements
34	Report of independent registered public accounting firm
35	Tax information
1	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND |

Fund’s investments
AS OF 5-31-24
	Rate (%)	Maturity date	Par value^	Value
Municipal bonds 99.7%				$228,141,881
(Cost $232,342,710)
Alabama 0.5%				1,026,264
The Lower Alabama Gas District Gas Project, Series A	5.000	09-01-46	1,000,000	1,026,264
Alaska 0.5%				1,098,999
Northern Tobacco Securitization Corp. Alaska Tobacco Settlement, Senior Class 1, Series A	4.000	06-01-50	1,250,000	1,098,999
Arizona 2.8%				6,355,706
Arizona Industrial Development Authority Benjamin Franklin Charter School Projects, Series A (A)	5.250	07-01-53	685,000	666,535
Arizona Industrial Development Authority Macombs Facility Project, Series A	4.000	07-01-61	2,370,000	1,964,755
Industrial Development Authority of the City of Phoenix Legacy Traditional Schools Project, Series A (A)	5.000	07-01-41	750,000	747,739
Maricopa County Industrial Development Authority Arizona Autism Charter School Project (A)	4.000	07-01-61	1,000,000	752,956
Maricopa County Industrial Development Authority Commercial Metals Company Project, AMT (A)	4.000	10-15-47	1,000,000	875,543
Maricopa County Industrial Development Authority Valley Christian Schools Project, Series A (A)	6.250	07-01-53	560,000	568,021
The Industrial Development Authority of the County of Pima American Leadership Academy (A)	4.000	06-15-51	1,000,000	780,157
Arkansas 1.3%				3,052,855
Arkansas Development Finance Authority Big River Steel Project, AMT (A)	4.500	09-01-49	1,000,000	985,094
Arkansas Development Finance Authority Big River Steel Project, AMT (A)	4.750	09-01-49	1,000,000	985,460
Arkansas Development Finance Authority Hybar Steel Project, Series A, AMT (A)	6.875	07-01-48	1,000,000	1,082,301
California 11.7%				26,748,962
California Community College Financing Authority Napa Valley College Project, Series A (A)	5.750	07-01-60	1,045,000	1,048,289
California Community Housing Agency Stoneridge Apartments, Series A (A)	4.000	02-01-56	400,000	316,633
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	2

	Rate (%)	Maturity date	Par value^	Value
California (continued)
California Municipal Finance Authority Northbay Healthcare, Series A	5.250	11-01-47	950,000	$910,689
California Municipal Finance Authority United Airlines, Inc. Project, AMT	4.000	07-15-29	100,000	99,281
California Municipal Finance Authority Westside Neighborhood School Project (A)	6.200	06-15-54	700,000	729,724
California Municipal Finance Authority Westside Neighborhood School Project (A)	6.375	06-15-64	1,050,000	1,097,409
California Public Finance Authority Enso Village Project, Series A (A)	5.000	11-15-51	250,000	219,893
California Public Finance Authority Enso Village Project, Series A (A)	5.000	11-15-56	700,000	604,885
California Public Finance Authority Trinity Classical Academy, Series A (A)	5.000	07-01-54	650,000	562,002
California School Finance Authority Lighthouse Community Public Schools (A)	6.500	06-01-62	1,000,000	1,032,804
California School Finance Authority Sonoma County Junior College Project, Series A (A)	4.000	11-01-31	750,000	736,760
California Statewide Communities Development Authority Community Facilities District No. 2020-02	5.250	09-01-52	500,000	501,195
California Statewide Communities Development Authority Improvement Area No. 3	5.000	09-01-49	375,000	372,712
California Statewide Financing Authority Tobacco Securitization Program, Series C (A)(B)	9.876	06-01-55	8,000,000	413,546
City & County of San Francisco Community Facilities District No. 2016-1 Improvement Area No. 2, Treasure Island, Series A (A)	4.000	09-01-42	1,000,000	897,378
City of Oroville Oroville Hospital	5.250	04-01-54	705,000	480,729
City of Palm Desert Community Facilities District No. 2021-1	5.000	09-01-49	585,000	560,488
City of Sacramento Greenbriar Community Facilities District No. 2018-3	4.000	09-01-50	300,000	251,508
CSCDA Community Improvement Authority 1818 Platinum Triangle Anaheim, Series A-2 (A)	3.250	04-01-57	1,000,000	720,060
CSCDA Community Improvement Authority Altana Glendale, Series A-1 (A)	3.500	10-01-46	500,000	397,478
CSCDA Community Improvement Authority Altana Glendale, Series A-2 (A)	4.000	10-01-56	500,000	383,508
CSCDA Community Improvement Authority Monterey Station Apartments, Series A-2 (A)	3.125	07-01-56	1,000,000	665,091
CSCDA Community Improvement Authority Orange City Portfolio, Series A-2 (A)	3.000	03-01-57	1,000,000	679,356
3	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
CSCDA Community Improvement Authority The Link-Glendale, Series A-2 (A)	4.000	07-01-56	400,000	$292,023
Golden State Tobacco Securitization Corp. Series B-2 (B)	5.341	06-01-66	7,850,000	854,991
River Islands Public Financing Authority Community Facilities District No. 2003-1, Series A	5.000	09-01-48	500,000	491,988
River Islands Public Financing Authority Community Facilities District No. 2016-1 (C)	4.500	09-01-47	1,000,000	1,015,911
River Islands Public Financing Authority Community Facilities District No. 2023-1	5.500	09-01-48	1,000,000	993,878
San Francisco Bay Area Rapid Transit District Election of 2016, Series D1, GO (D)	4.000	08-01-37	1,885,000	1,913,644
San Francisco Bay Area Rapid Transit District Election of 2016, Series D1, GO (D)	4.250	08-01-52	6,000,000	6,007,260
Southern California Public Power Authority Natural Gas Project, Series A	5.250	11-01-26	1,470,000	1,497,849
Colorado 5.0%				11,477,083
Aerotropolis Regional Transportation Authority Special Revenue	4.250	12-01-41	1,000,000	876,769
Colorado Health Facilities Authority CommonSpirit Health, Series A-1	4.000	08-01-44	1,575,000	1,476,243
Colorado Health Facilities Authority CommonSpirit Health, Series A-2	4.000	08-01-49	1,000,000	916,921
Fiddlers Business Improvement District Greenwood Village, GO (A)	5.550	12-01-47	1,265,000	1,279,665
Gold Hill Mesa Metropolitan District No. 2 Series B, GO	7.000	12-15-39	1,000,000	966,163
Hess Ranch Metropolitan District No. 5 Series A-2	6.500	12-01-43	1,000,000	983,038
Longs Peak Metropolitan District, GO (A)	5.250	12-01-51	500,000	479,510
Platte River Metropolitan District Series A, GO (A)	6.500	08-01-53	750,000	763,142
Pueblo Urban Renewal Authority EVRAZ Project, Series A (A)	4.750	12-01-45	1,000,000	667,402
Rampart Range Metropolitan District No. 5	4.000	12-01-51	1,500,000	1,112,762
Sterling Ranch Community Authority Board Special Improvement District No. 1	5.625	12-01-43	1,000,000	1,012,071
Villages at Castle Rock Metropolitan District No. 6 Cobblestone Ranch Project, Series 2, GO (B)	8.129	12-01-37	1,266,667	434,176
West Meadow Metropolitan District Series A, GO (A)	6.000	12-01-38	500,000	509,221
Connecticut 1.0%				2,274,103
Great Pond Improvement District Great Pond Phase 1 Project (A)	4.750	10-01-48	1,000,000	916,019
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	4

	Rate (%)	Maturity date	Par value^	Value
Connecticut (continued)
Town of Hamden Whitney Center Project	5.000	01-01-50	1,515,000	$1,358,084
Delaware 0.1%				319,579
Delaware State Economic Development Authority Aspira of Delaware Charter Operations, Inc. Project, Series A	4.000	06-01-42	390,000	319,579
District of Columbia 1.4%				3,201,669
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Series C (C)	6.500	10-01-41	3,000,000	3,201,669
Florida 7.7%				17,710,652
Cabot Citrus Farms Community Development District	5.250	03-01-29	1,000,000	1,003,658
Capital Projects Finance Authority Kissimmee Charter Academy Project (A)	6.625	06-15-59	445,000	447,730
Capital Trust Authority KIPP Miami - North Campus Project, Series A (A)	5.000	06-15-34	310,000	315,743
Capital Trust Authority KIPP Miami - North Campus Project, Series A (A)	5.625	06-15-44	250,000	253,374
Capital Trust Authority KIPP Miami - North Campus Project, Series A (A)	6.000	06-15-54	250,000	254,851
Charlotte County Industrial Development Authority Town and Country Utilities Project, Series A, AMT (A)	4.000	10-01-51	1,800,000	1,464,571
City of Jacksonville Jacksonville University Project, Series B (A)	5.000	06-01-53	750,000	678,459
County of Lake Imagine South Lake Charter School Project, Series A (A)	5.000	01-15-49	950,000	868,942
Escambia County Health Facilities Authority Baptist Health Care Corp. Health Facilities, Series A	4.000	08-15-50	1,640,000	1,399,107
Florida Development Finance Corp. 2017 Foundation for Global Understanding, Inc. Project, Series A (A)	4.000	07-01-51	250,000	205,875
Florida Development Finance Corp. River City Science Academy	5.000	07-01-57	605,000	584,978
Florida Development Finance Corp. Waste Pro USA, Inc. Project, AMT	3.000	06-01-32	1,000,000	841,766
Florida Higher Educational Facilities Financial Authority Jacksonville University, Series A-1 (A)	5.000	06-01-48	750,000	691,514
5	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Florida (continued)
Hillsborough County Industrial Development Authority Tampa General Hospital Project, Series A	4.000	08-01-50	1,000,000	$870,325
Lakewood Ranch Stewardship District The Isles at Lakewood Ranch Project, Phase 2	4.000	05-01-51	925,000	757,711
Middleton Community Development District A Special Assessment Revenue	6.200	05-01-53	995,000	1,034,582
Midtown Miami Community Development District Infrastructure Project, Series B	5.000	05-01-37	1,000,000	999,966
Palm Beach County Health Facilities Authority Jupiter Medical Center Project, Series A	5.000	11-01-52	1,000,000	983,753
Palm Beach County Health Facilities Authority Toby and Leon Cooperman Sinai Residences	4.000	06-01-31	1,750,000	1,690,849
Polk County Industrial Development Authority Mineral Development LLC, AMT (A)	5.875	01-01-33	950,000	908,146
Portico Community Development District Series 1	3.200	05-01-31	995,000	914,938
St. Johns County Industrial Development Authority Vicar’s Landing Project, Series A	4.000	12-15-50	745,000	539,814
Georgia 1.8%				4,146,696
Augusta Development Authority AU Health System, Inc. Project	4.000	07-01-37	45,000	43,921
Augusta Development Authority AU Health System, Inc. Project	5.000	07-01-33	245,000	253,715
Fulton County Residential Care Facilities for the Elderly Authority Lenbrook Square Foundation, Inc.	5.000	07-01-42	1,100,000	1,071,856
Main Street Natural Gas, Inc. Series A	5.000	05-15-49	750,000	761,539
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project	5.000	01-01-48	1,000,000	1,006,071
The Development Authority of Cobb County Northwest Classical Academy Project, Series A (A)	5.200	06-15-33	500,000	504,679
The Development Authority of Cobb County Northwest Classical Academy Project, Series A (A)	5.700	06-15-38	500,000	504,915
Idaho 0.4%				1,019,937
Avimor Community Infrastructure District No. 1 Assessment Area 5 (A)	5.875	09-01-53	1,000,000	1,019,937
Illinois 5.5%				12,657,720
Chicago Board of Education Series A, GO	7.000	12-01-44	1,000,000	1,032,380
Chicago Board of Education Series D, GO	5.000	12-01-46	500,000	493,382
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	6

	Rate (%)	Maturity date	Par value^	Value
Illinois (continued)
Chicago Board of Education Series H, GO	5.000	12-01-46	1,250,000	$1,232,887
City of Chicago Series A, GO	6.000	01-01-38	1,000,000	1,039,043
Illinois Finance Authority Clark-Lindsey Village, Series A	5.500	06-01-57	1,250,000	1,093,134
Illinois Finance Authority DePaul College Prep Foundation, Series A (A)	5.250	08-01-38	500,000	532,577
Illinois Finance Authority LRS Holdings LLC Project, Series B, AMT (A)	7.375	09-01-42	750,000	808,749
Illinois Finance Authority Westminster Village, Series A	5.250	05-01-38	1,015,000	985,701
Metropolitan Pier & Exposition Authority McCormick Place Expansion, Series A	4.000	12-15-42	1,500,000	1,433,755
State of Illinois, GO	4.000	06-01-33	750,000	741,351
Upper Illinois River Valley Development Authority Elgin Math & Science Academy Charter School Project, Series A (A)	5.750	03-01-53	1,000,000	992,224
Upper Illinois River Valley Development Authority Prairie Crossing Charter School Project (A)	5.000	01-01-55	1,000,000	920,097
Village of Lincolnwood Certificates of Participation, District 1860 Development Project, Series A (A)	4.820	01-01-41	1,500,000	1,352,440
Indiana 2.0%				4,631,773
City of Valparaiso Pratt Paper LLC Project, AMT (A)	5.000	01-01-54	500,000	509,896
Indiana Finance Authority BHI Senior Living	5.000	11-15-38	1,000,000	1,016,711
Indiana Finance Authority Polyflow Industry Project, AMT (A)	7.000	03-01-39	930,000	644,498
Indiana Finance Authority Tippecanoe LLC Student Housing Project, Series A	5.375	06-01-64	1,000,000	1,018,609
Indianapolis Local Public Improvement Bond Bank Convention Center Hotel, Series E	6.125	03-01-57	800,000	865,956
Kokomo Redevelopment Authority (C)	4.000	08-01-43	600,000	576,103
Iowa 0.7%				1,675,177
Iowa Finance Authority Alcoa, Inc. Project	4.750	08-01-42	830,000	811,183
Iowa Finance Authority Northcrest, Inc. Project, Series A	5.000	03-01-48	1,000,000	863,994
Kansas 0.7%				1,521,775
City of Prairie Village Meadowbrook TIF Project	2.875	04-01-30	420,000	400,457
7	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Kansas (continued)
Wyandotte County-Kansas City Unified Government Legends Apartments Garage & West Lawn Project	4.500	06-01-40	700,000	$666,173
Wyandotte County-Kansas City Unified Government Village East Project Areas 2B (A)	5.250	09-01-35	470,000	455,145
Kentucky 0.3%				624,345
Kentucky Municipal Power Agency Prairie State Project, Series A	4.000	09-01-45	720,000	624,345
Louisiana 1.7%				3,992,953
Louisiana Local Government Environmental Facilities & Community Development Authority Downsville Community Charter School Project (A)	6.375	06-15-53	1,000,000	1,006,412
Louisiana Local Government Environmental Facilities & Community Development Authority Westlake Chemical Corp. Project	3.500	11-01-32	1,000,000	945,361
Louisiana Public Facilities Authority Lincoln Preparatory School, Series A (A)	6.375	06-01-52	1,000,000	948,876
St. James Parish NuStar Logistics LP Project (A)	6.100	12-01-40	1,000,000	1,092,304
Maine 0.2%				356,168
Town of Ogunquit, GO	4.000	05-01-52	385,000	356,168
Maryland 2.9%				6,657,401
Anne Arundel County Consolidated Special Taxing District Villages at 2 Rivers Project	5.250	07-01-44	1,000,000	999,942
City of Rockville Ingleside at King Farm Project, Series B	4.250	11-01-37	20,000	17,895
County of Howard Downtown Columbia Project, Series A (A)	4.500	02-15-47	750,000	672,356
County of Prince George’s Collington Episcopal Life	5.250	04-01-47	225,000	199,810
Maryland Department of Housing & Community Development Series A-1	4.000	06-01-54	760,000	695,812
Maryland Economic Development Corp. Morgan St. University Project, Series A	6.000	07-01-58	1,000,000	1,077,151
Maryland Health & Higher Educational Facilities Authority Meritus Medical Center	5.000	07-01-45	1,000,000	1,001,393
Maryland Health & Higher Educational Facilities Authority Monocacy Montessori Communities (A)	5.875	07-01-43	250,000	254,180
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	8

	Rate (%)	Maturity date	Par value^	Value
Maryland (continued)
Maryland Stadium Authority Built to Learn, Series A	4.000	06-01-52	1,900,000	$1,738,862
Massachusetts 2.1%				4,764,614
Massachusetts Development Finance Agency Merrimack College	5.000	07-01-42	250,000	251,430
Massachusetts Development Finance Agency NewBridge on the Charles, Inc. (A)	5.000	10-01-47	750,000	748,923
Massachusetts Development Finance Agency Orchard Cove, Inc.	5.000	10-01-49	920,000	916,008
Massachusetts Development Finance Agency Worcester Polytechnic Institute	5.000	09-01-59	1,500,000	1,543,723
Nauset Regional School District, GO	4.000	05-15-49	1,375,000	1,304,530
Michigan 1.2%				2,715,995
City of Detroit, GO	5.500	04-01-37	465,000	493,712
Michigan Finance Authority Local Government Loan Program, Series F-1, GO	4.500	10-01-29	500,000	496,410
Michigan Mathematics & Science Initiative Public School Academy	4.000	01-01-41	1,000,000	873,174
Summit Academy North Michigan Public School Academy	4.000	11-01-41	1,000,000	852,699
Minnesota 0.3%				662,925
Duluth Economic Development Authority St. Luke Hospital of Duluth, Series A	4.000	06-15-35	125,000	127,281
Duluth Economic Development Authority St. Luke Hospital of Duluth, Series B	5.250	06-15-47	500,000	535,644
Missouri 1.5%				3,384,704
Health & Educational Facilities Authority of the State of Missouri Lutheran Senior Service Project, Series A	5.000	02-01-42	1,000,000	986,091
Lee’s Summit Industrial Development Authority John Knox Village Project, Series A	5.000	08-15-32	500,000	501,089
Lee’s Summit Industrial Development Authority John Knox Village Project, Series A	5.000	08-15-46	1,265,000	1,120,712
Taney County Industrial Development Authority Big Cedar Infrastructure Project (A)	6.000	10-01-49	800,000	776,812
Montana 0.2%				516,677
Montana Facility Finance Authority Montana Children’s Home and Hospital	4.000	07-01-50	800,000	516,677
Nevada 0.5%				1,162,026
City of Las Vegas Special Improvement District No. 816 Summerlin Village 22	3.125	06-01-46	700,000	488,007
Washoe County School District School Improvement, Series A, GO	4.000	06-01-44	700,000	674,019
9	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
New Hampshire 0.9%				$2,143,825
New Hampshire Business Finance Authority Covanta Project, AMT (A)	4.875	11-01-42	500,000	460,037
New Hampshire Business Finance Authority Pennichuck Water Works, Inc., AMT, Series A	5.625	04-01-59	400,000	395,690
New Hampshire Business Finance Authority Series A (A)	3.625	07-01-43	500,000	401,942
New Hampshire Business Finance Authority Springpoint Senior Living	4.000	01-01-41	1,000,000	842,044
New Hampshire Health and Education Facilities Authority Catholic Medical Center	3.375	07-01-33	50,000	44,049
New Hampshire Health and Education Facilities Authority Hillside Village, Series A (A)(E)	6.125	07-01-52	625,236	63
New Jersey 0.4%				792,430
New Jersey Health Care Facilities Financing Authority St. Joseph’s Healthcare System	4.000	07-01-48	910,000	792,430
New Mexico 0.2%				450,811
Winrock Town Center Tax Increment Development District No. 1 (A)	4.250	05-01-40	500,000	450,811
New York 7.4%				17,003,166
Albany Capital Resource Corp. KIPP Capital Region Public Charter Schools Project	4.500	06-01-44	200,000	193,047
Build NYC Resource Corp. Seton Education Partners Brilla Project, Series A (A)	4.000	11-01-41	1,000,000	846,540
Build NYC Resource Corp. Shefa School Project, Series A (A)	5.000	06-15-51	250,000	230,716
Build NYC Resource Corp. South Bronx Charter School for International Culture and the Arts Project, Series A (A)	7.000	04-15-53	750,000	800,112
Dutchess County Local Development Corp. Health Quest Systems, Inc., Series B	4.000	07-01-41	1,060,000	950,164
Erie Tobacco Asset Securitization Corp. Series A (A)(B)	8.150	06-01-60	15,000,000	857,478
Metropolitan Transportation Authority Series C-1	4.750	11-15-45	130,000	132,219
Nassau County Tobacco Settlement Corp. Series D (B)	8.032	06-01-60	12,000,000	713,740
New York Counties Tobacco Trust IV Series F (B)	8.129	06-01-60	17,000,000	978,768
New York Liberty Development Corp. World Trade Center, Class 1-3 (A)	5.000	11-15-44	850,000	851,477
New York Liberty Development Corp. World Trade Center, Class 2-3 (A)	5.150	11-15-34	1,000,000	1,004,242
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	10

	Rate (%)	Maturity date	Par value^	Value
New York (continued)
New York State Dormitory Authority Garnet Health Medical Center (A)	5.000	12-01-45	1,000,000	$898,622
New York State Environmental Facilities Corp. Casella Waste System, Inc. Project, Series R-2, AMT (A)	5.125	09-01-50	1,000,000	1,022,333
New York Transportation Development Corp. American Airlines Inc., John F. Kennedy International Airport, AMT	3.000	08-01-31	200,000	186,742
New York Transportation Development Corp. Delta Airlines, Inc., Laguardia Airport Terminals C&D Redevelopment, AMT	4.375	10-01-45	1,000,000	970,540
New York Transportation Development Corp. Delta Airlines, Inc., Laguardia Airport, AMT	4.000	01-01-36	1,000,000	986,399
New York Transportation Development Corp. Delta Airlines, Inc., Laguardia Airport, AMT	5.000	01-01-36	1,000,000	1,028,155
New York Transportation Development Corp. New York State Thruway Service Areas Project, AMT	4.000	04-30-53	500,000	401,603
Oneida Indian Nation of New York Series A (A)	7.250	09-01-34	1,000,000	979,777
Oneida Indian Nation of New York Series B (A)	6.000	09-01-43	250,000	263,945
Suffolk Regional Off-Track Betting Company	6.000	12-01-53	500,000	516,861
Westchester County Local Development Corp. Westchester Medical Center Obligated Group Project (C)	5.000	11-01-51	1,025,000	1,077,193
Westchester County Local Development Corp. Westchester Medical Center Obligated Group Project	6.250	11-01-52	1,000,000	1,112,493
North Carolina 0.3%				621,182
North Carolina Medical Care Commission The United Methodist Retirement Homes Project, Series A	5.000	10-01-39	100,000	105,124
North Carolina Medical Care Commission The United Methodist Retirement Homes Project, Series A	5.000	10-01-44	500,000	516,058
Ohio 4.0%				9,135,465
Buckeye Tobacco Settlement Financing Authority Series A-2, Class 1	4.000	06-01-48	500,000	444,674
Buckeye Tobacco Settlement Financing Authority Series B-2, Class 2	5.000	06-01-55	2,985,000	2,670,710
Buckeye Tobacco Settlement Financing Authority Series B-3, Class 2 (B)	7.484	06-01-57	8,000,000	713,802
County of Lucas Promedica Healthcare, Series A	5.250	11-15-48	580,000	578,639
County of Lucas Promedica Healthcare, Series B	4.000	11-15-45	170,000	128,205
11	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Ohio (continued)
Northeast Ohio Medical University Series A	4.000	12-01-45	285,000	$243,329
Ohio Air Quality Development Authority FirstEnergy, Series D	3.375	08-01-29	900,000	855,385
Ohio Air Quality Development Authority Ohio Valley Electric Corp. Project, Series A	3.250	09-01-29	1,760,000	1,671,211
Ohio Air Quality Development Authority Pratt Paper LLC Project, AMT (A)	4.500	01-15-48	500,000	485,108
Ohio Higher Educational Facility Commission Otterbein University 2022 Project	4.000	12-01-46	500,000	422,436
Southeastern Ohio Port Authority Marietta Memorial Hospital	5.000	12-01-35	1,000,000	921,966
Oklahoma 0.8%				1,909,727
Oklahoma Development Finance Authority OU Medicine Project, Series B	5.500	08-15-52	1,000,000	1,020,390
Tulsa Authority for Economic Opportunity Vast Bank Project (A)	4.000	12-01-43	1,000,000	889,337
Oregon 0.7%				1,667,485
Hospital Facilities Authority of Multnomah County Mirabella South Waterfront	5.400	10-01-44	750,000	753,004
Salem Hospital Facility Authority Capital Manor Project	5.000	05-15-53	1,000,000	914,481
Pennsylvania 4.3%				9,894,967
Allentown Commercial and Industrial Development Authority Lincoln Leadership Academy Charter School Project	5.500	06-15-38	600,000	610,818
Allentown Commercial and Industrial Development Authority Lincoln Leadership Academy Charter School Project	6.000	06-15-53	500,000	507,017
Allentown Neighborhood Improvement Zone Development Authority City Center Project (A)	5.000	05-01-42	1,500,000	1,481,315
Beaver County Industrial Development Authority FirstEnergy, Series B	3.750	10-01-47	1,000,000	804,123
Berks County Industrial Development Authority Tower Health Project	3.750	11-01-42	500,000	254,623
Bucks County Industrial Development Authority Grand View Hospital Project	4.000	07-01-46	350,000	266,434
Chester County Industrial Development Authority Collegium Charter School Project (A)	5.625	10-15-42	650,000	643,995
Lancaster County Hospital Authority Brethren Village Project	4.250	07-01-28	150,000	145,032
Lancaster County Hospital Authority Brethren Village Project	5.000	07-01-30	500,000	493,290
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	12

	Rate (%)	Maturity date	Par value^	Value
Pennsylvania (continued)
Lancaster County Hospital Authority Brethren Village Project	5.125	07-01-37	1,035,000	$992,574
Lancaster Industrial Development Authority Landis Homes Retirement Community Project	4.000	07-01-46	600,000	474,686
Pennsylvania Economic Development Financing Authority Presbyterian Senior Living Project, Series B-1	5.250	07-01-49	1,000,000	1,017,735
Philadelphia Authority for Industrial Development Discovery Charter School, Inc. Project (A)	5.000	04-15-42	625,000	584,553
Philadelphia Authority for Industrial Development Philadelphia E&T Charter High School, Series A	4.000	06-01-56	1,400,000	1,067,449
Philadelphia Authority for Industrial Development Tacony Academy Charter School Project (A)	5.500	06-15-43	545,000	551,323
Puerto Rico 4.0%				9,043,751
Puerto Rico Commonwealth CW Guarantee Bond Claims, GO (B)	2.456	11-01-43	3,538,760	2,194,031
Puerto Rico Commonwealth Series A, GO (B)	4.155	07-01-24	7,715	7,688
Puerto Rico Commonwealth Series A, GO (B)	4.564	07-01-33	60,892	40,356
Puerto Rico Commonwealth Series A-1, GO	4.000	07-01-33	47,316	47,208
Puerto Rico Commonwealth Series A-1, GO	4.000	07-01-35	906,531	888,216
Puerto Rico Commonwealth Series A-1, GO	4.000	07-01-37	36,503	35,309
Puerto Rico Commonwealth Series A-1, GO	4.000	07-01-41	49,630	45,966
Puerto Rico Commonwealth Series A-1, GO	4.000	07-01-46	1,551,615	1,397,410
Puerto Rico Commonwealth Series A-1, GO	5.375	07-01-25	52,697	53,142
Puerto Rico Commonwealth Series A-1, GO	5.625	07-01-27	52,220	54,560
Puerto Rico Commonwealth Series A-1, GO	5.625	07-01-29	51,373	55,222
Puerto Rico Commonwealth Series A-1, GO	5.750	07-01-31	49,898	55,525
Puerto Rico Electric Power Authority Series A (E)	7.000	07-01-43	1,250,000	328,125
Puerto Rico Electric Power Authority Series TT (E)	5.000	07-01-24	765,000	200,813
Puerto Rico Highway & Transportation Authority Teodoro Moscoso Bridge, Series A (B)	7.692	07-01-26	1,343,000	1,148,265
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1 (B)	5.239	07-01-46	2,475,000	788,340
13	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1 (B)	5.387	07-01-51	3,450,000	$815,976
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-2	4.784	07-01-58	900,000	887,599
South Carolina 0.3%				640,681
South Carolina Jobs-Economic Development Authority Last Step Recycling Project, Series A, AMT (A)	6.250	06-01-40	1,000,000	640,681
Tennessee 1.1%				2,398,961
Metropolitan Government Nashville & Davidson County Industrial Development Board South Nashville Central, Series A (A)	4.000	06-01-51	500,000	401,603
Tennessee Energy Acquisition Corp. Series C	5.000	02-01-25	2,000,000	1,997,358
Texas 7.9%				17,976,568
Arlington Higher Education Finance Corp. Magellan International School (A)	6.250	06-01-52	1,000,000	1,031,399
Board of Managers Joint Guadalupe County City of Seguin Hospital	5.000	12-01-45	1,000,000	877,521
Brazoria County Industrial Development Corp. Aleon Renewable Metals LLC, AMT (A)	10.000	06-01-42	1,000,000	986,525
Brazoria County Industrial Development Corp. Gladieux Metals Recycling, AMT	7.000	03-01-39	965,000	893,368
City of Houston Airport System Revenue United Airlines, Inc. Terminal Project, AMT	4.000	07-15-41	1,000,000	937,816
City of Houston Airport System Revenue United Airlines, Inc. Terminal Project, AMT	6.625	07-15-38	1,000,000	1,000,681
City of Houston Airport System Revenue United Airlines, Inc. Terminal Project, Series B-2, AMT	5.000	07-01-27	1,000,000	1,013,362
City of Houston Airport System Revenue United Airlines, Inc. Terminal Project, Series C, AMT	5.000	07-15-28	1,100,000	1,120,576
Clifton Higher Education Finance Corp. Idea Public Shools, Series T	4.000	08-15-44	500,000	474,804
Clifton Higher Education Finance Corp. Idea Public Shools, Series T	4.000	08-15-54	500,000	456,909
Gulf Coast Industrial Development Authority CITGO Petroleum Corp. Project, AMT	8.000	04-01-28	1,000,000	1,000,951
Harris County Cultural Education Facilities Finance Corp. Brazos Presbyterian Homes Project	5.000	01-01-37	150,000	139,636
Love Field Airport Modernization Corp. General Airport Revenue, AMT (C)	4.000	11-01-39	800,000	778,422
New Hope Cultural Education Facilities Finance Corp. Legacy Midtown Park Project, Series A	5.500	07-01-54	500,000	360,647
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	14

	Rate (%)	Maturity date	Par value^	Value
Texas (continued)
New Hope Cultural Education Facilities Finance Corp. Sanctuary LTC Project, Series A-1	5.250	01-01-42	1,000,000	$924,277
New Hope Cultural Education Facilities Finance Corp. Sanctuary LTC Project, Series A-2	6.500	01-01-31	1,000,000	887,589
Port Beaumont Navigation District Jefferson Gulf Coast Energy Project, Series A, AMT (A)	2.750	01-01-36	1,000,000	801,054
Port Beaumont Navigation District Jefferson Gulf Coast Energy Project, Series A, AMT (A)	2.875	01-01-41	500,000	371,641
Port Beaumont Navigation District Jefferson Gulf Coast Energy Project, Series A, AMT (A)	5.125	01-01-44	500,000	500,000
Port Beaumont Navigation District Jefferson Gulf Coast Energy Project, Series B (A)	10.000	07-01-26	700,000	700,000
San Antonio Education Facilities Corp. Hallmark University Project, Series A	5.000	10-01-51	715,000	563,892
Texas Municipal Gas Acquisition & Supply Corp. Series D	6.250	12-15-26	800,000	821,898
Texas Private Activity Bond Surface Transportation Corp. Bond Surface Transportation Corp., AMT	5.500	06-30-43	250,000	267,000
Texas Private Activity Bond Surface Transportation Corp. North Tarrant Express Project, AMT	5.500	12-31-58	1,000,000	1,066,600
Utah 1.1%				2,565,030
Military Installation Development Authority Series A-1	4.000	06-01-52	1,220,000	908,251
Utah Charter School Finance Authority St. George Campus Project, Series A (A)	5.000	06-15-41	1,020,000	924,190
Utah Infrastructure Agency Telecommunication Revenue	4.000	10-15-35	300,000	285,851
Utah Infrastructure Agency Telecommunication Revenue	4.000	10-15-41	500,000	446,738
Vermont 0.5%				1,206,816
Vermont Economic Development Authority Wake Robin Corp. Project, Series A	5.000	05-01-47	1,270,000	1,206,816
Virgin Islands 0.7%				1,556,505
Matching Fund Special Purpose Securitization Corp. Series A	5.000	10-01-28	500,000	520,781
Matching Fund Special Purpose Securitization Corp. Series A	5.000	10-01-39	1,000,000	1,035,724
15	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Virginia 1.8%				$4,067,314
Tobacco Settlement Financing Corp. Series D (B)	5.836	06-01-47	4,000,000	1,064,656
Virginia College Building Authority Regent University Project	4.000	06-01-46	250,000	209,944
Virginia Small Business Financing Authority 95 Express Lanes LLC Project, AMT	4.000	07-01-39	1,080,000	1,022,006
Virginia Small Business Financing Authority 95 Express Lanes LLC Project, AMT	4.000	01-01-48	2,000,000	1,770,708
Washington 1.7%				3,892,925
Port of Seattle Series B, AMT	4.000	08-01-47	1,235,000	1,099,833
Skagit County Public Hospital District No. 1 Skagit Regional Health	5.500	12-01-54	1,000,000	1,047,622
Washington State Convention Center Public Facilities District Series B	3.000	07-01-58	1,000,000	657,407
Washington State Housing Finance Commission Seattle Academy of Arts and Sciences Project (A)	6.250	07-01-59	1,000,000	1,088,063
West Virginia 0.4%				946,652
City of South Charleston South Charleston Park Place (A)	4.500	06-01-50	1,250,000	946,652
Wisconsin 7.2%				16,470,862
City of Fort Atkinson, GO	4.000	02-01-44	600,000	571,606
Public Finance Authority A Challenge Foundation Academy (A)	7.000	07-01-58	1,030,000	1,062,458
Public Finance Authority Air Cargo Facilities Project, AMT	5.500	07-01-37	500,000	539,083
Public Finance Authority Air Cargo Facilities Project, AMT	5.500	07-01-38	250,000	267,928
Public Finance Authority College Achieve Paterson Charter School (A)	4.000	06-15-42	1,000,000	837,240
Public Finance Authority Founders Academy of Las Vegas Project, Series A (A)	6.625	07-01-53	250,000	257,796
Public Finance Authority Friends Homes, Inc. (A)	5.000	09-01-54	1,000,000	880,014
Public Finance Authority Mary’s Woods at Marylhurst Project, Series A (A)	5.250	05-15-52	1,000,000	897,673
Public Finance Authority McLemore Hotel (A)	4.500	06-01-56	1,000,000	787,634
Public Finance Authority Quality Education Academy Project, Series A (A)	6.500	07-15-63	500,000	523,204
Public Finance Authority Revolution Academy, Series A (A)	6.250	10-01-53	1,000,000	1,014,829
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	16

	Rate (%)	Maturity date	Par value^	Value
Wisconsin (continued)
Public Finance Authority Roseman University of Health Sciences Project (A)	4.000	04-01-42	490,000	$439,274
Public Finance Authority Roseman University of Health Sciences Project (A)	4.000	04-01-42	10,000	10,497
Public Finance Authority Roseman University of Health Sciences Project (A)	4.000	04-01-52	780,000	654,736
Public Finance Authority Roseman University of Health Sciences Project (A)	4.000	04-01-52	20,000	20,995
Public Finance Authority Shining Rock Classical Academy	6.000	06-15-52	1,000,000	955,011
Public Finance Authority Sky Harbor Capital LLC, AMT	4.250	07-01-54	1,000,000	758,489
Public Finance Authority Southminster, Inc. (A)	5.000	10-01-53	795,000	698,702
Public Finance Authority University of Hawaii Foundation Project (A)	4.000	07-01-61	500,000	391,629
Public Finance Authority University of Hawaii Foundation Project (A)	5.250	07-01-61	250,000	210,945
Public Finance Authority Viticus Group Project, Series A (A)	4.000	12-01-41	1,500,000	1,236,656
Public Finance Authority WFCS Portfolio Project (A)	5.000	01-01-56	200,000	175,501
Wisconsin Health & Educational Facilities Authority Cedar Crest, Inc., Series A	5.125	04-01-57	900,000	712,663
Wisconsin Health & Educational Facilities Authority Hope Christian School	4.000	12-01-56	1,500,000	1,021,596
Wisconsin Health & Educational Facilities Authority Hope Christian Schools	4.000	12-01-51	750,000	529,379

Wisconsin Health & Educational Facilities Authority Three Pillars Senior Living Communities, Series A	5.750	08-15-59	1,000,000	1,015,324
Corporate bonds 1.1%				$2,672,979
(Cost $4,729,761)
Health care 0.3%				752,645
Health care providers and services 0.3%
Tower Health	4.451	02-01-50	1,566,000	752,645
Industrials 0.8%				1,920,334
Construction and engineering 0.8%
LBJ Infrastructure Group LLC (A)	3.797	12-31-57	3,000,000	1,920,334

17	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Yield (%)	Shares	Value
Short-term investments 1.9%			$4,255,757
(Cost $4,255,778)
Short-term funds 1.9%
John Hancock Collateral Trust (F)	5.2280(G)	425,716	4,255,757

Total investments (Cost $241,328,249) 102.7%			$235,070,617
Other assets and liabilities, net (2.7%)			(6,187,342)
Total net assets 100.0%			$228,883,275

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
AMT	Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.
GO	General Obligation
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $76,805,480 or 33.6% of the fund’s net assets as of 5-31-24.
(B)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(C)	Bond is insured by one or more of the companies listed in the insurance coverage table below.
(D)	All or a portion of this security represents the municipal bond held by a trust that issues residual inverse floating rate interests. See Note 2 for more information.
(E)	Non-income producing - Issuer is in default.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(G)	The rate shown is the annualized seven-day yield as of 5-31-24.
At 5-31-24, the aggregate cost of investments for federal income tax purposes was $240,044,779. Net unrealized depreciation aggregated to $4,974,162, of which $7,690,895 related to gross unrealized appreciation and $12,665,057 related to gross unrealized depreciation.
Insurance coverage	As a % of total investments

Assured Guaranty Municipal Corp.	1.5
Assured Guaranty Corp.	1.4
TOTAL	2.9
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	18

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 5-31-24

Assets
Unaffiliated investments, at value (Cost $237,072,471)	$230,814,860
Affiliated investments, at value (Cost $4,255,778)	4,255,757
Total investments, at value (Cost $241,328,249)	235,070,617
Interest receivable	3,601,372
Receivable for fund shares sold	495,512
Receivable for investments sold	158,043
Receivable from affiliates	1,635
Other assets	50,798
Total assets	239,377,977
Liabilities
Payable for floating rate interests issued	5,250,000
Distributions payable	32,095
Payable for investments purchased	2,774,055
Payable for delayed delivery securities purchased	1,771,688
Payable for fund shares repurchased	567,288
Payable to affiliates
Accounting and legal services fees	10,289
Transfer agent fees	3,055
Distribution and service fees	8,211
Trustees’ fees	97
Other liabilities and accrued expenses	77,924
Total liabilities	10,494,702
Net assets	$228,883,275
Net assets consist of
Paid-in capital	$239,580,875
Total distributable earnings (loss)	(10,697,600)
Net assets	$228,883,275

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($117,815,969 ÷ 17,254,297 shares)[1]	$6.83
Class C ($9,624,296 ÷ 1,409,203 shares)[1]	$6.83
Class I ($93,658,181 ÷ 13,696,922 shares)	$6.84
Class R6 ($7,784,829 ÷ 1,137,439 shares)	$6.84
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$7.11

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
19	JOHN HANCOCK High Yield Municipal Bond Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the year ended 5-31-24

Investment income
Interest	$10,236,031
Dividends from affiliated investments	214,443
Total investment income	10,450,474
Expenses
Investment management fees	1,005,750
Distribution and service fees	357,662
Interest expense	121,713
Accounting and legal services fees	38,342
Transfer agent fees	31,757
Trustees’ fees	4,650
Custodian fees	53,528
State registration fees	88,234
Printing and postage	20,177
Professional fees	70,969
Other	24,728
Total expenses	1,817,510
Less expense reductions	(329,932)
Net expenses	1,487,578
Net investment income	8,962,896
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(4,190,618)
Affiliated investments	(2,388)
(4,193,006)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	9,180,257
Affiliated investments	283
9,180,540
Net realized and unrealized gain	4,987,534
Increase in net assets from operations	$13,950,430
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK High Yield Municipal Bond Fund	20

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 5-31-24	Year ended 5-31-23
Increase (decrease) in net assets
From operations
Net investment income	$8,962,896	$6,827,201
Net realized loss	(4,193,006)	(2,686,323)
Change in net unrealized appreciation (depreciation)	9,180,540	(9,774,536)
Increase (decrease) in net assets resulting from operations	13,950,430	(5,633,658)
Distributions to shareholders
From earnings
Class A	(4,827,140)	(4,411,717)
Class C	(341,676)	(299,873)
Class I	(3,006,434)	(1,553,539)
Class R6	(337,637)	(256,800)
Total distributions	(8,512,887)	(6,521,929)
From fund share transactions	60,157,691	28,199,875
Total increase	65,595,234	16,044,288
Net assets
Beginning of year	163,288,041	147,243,753
End of year	$228,883,275	$163,288,041
21	JOHN HANCOCK High Yield Municipal Bond Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	5-31-24	5-31-23	5-31-22	5-31-21	5-31-20
Per share operating performance
Net asset value, beginning of period	$6.66	$7.23	$8.26	$7.32	$8.06
Net investment income[1]	0.32	0.30	0.27	0.28	0.30
Net realized and unrealized gain (loss) on investments	0.15	(0.58)	(0.99)	0.94	(0.58)
Total from investment operations	0.47	(0.28)	(0.72)	1.22	(0.28)
Less distributions
From net investment income	(0.30)	(0.29)	(0.26)	(0.28)	(0.33)
From net realized gain	—	—	(0.05)	—	(0.13)
Total distributions	(0.30)	(0.29)	(0.31)	(0.28)	(0.46)
Net asset value, end of period	$6.83	$6.66	$7.23	$8.26	$7.32
Total return (%)[2,3]	7.30	(3.81)	(9.03)	16.83	(3.80)
Ratios and supplemental data
Net assets, end of period (in millions)	$118	$100	$112	$125	$107
Ratios (as a percentage of average net assets):
Expenses before reductions[4]	1.03	1.05	0.96	1.03	1.06
Expenses including reductions[4]	0.81	0.84	0.85	0.89	0.92
Net investment income	4.76	4.50	3.32	3.48	3.79
Portfolio turnover (%)	22	33	42	34	52

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
[4]	Includes interest expense of 0.06% and 0.05% for the years ended 5-31-24 and 5-31-23, respectively.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK High Yield Municipal Bond Fund	22

CLASS C SHARES Period ended	5-31-24	5-31-23	5-31-22	5-31-21	5-31-20
Per share operating performance
Net asset value, beginning of period	$6.66	$7.23	$8.26	$7.32	$8.06
Net investment income[1]	0.27	0.25	0.21	0.22	0.24
Net realized and unrealized gain (loss) on investments	0.15	(0.58)	(0.99)	0.94	(0.58)
Total from investment operations	0.42	(0.33)	(0.78)	1.16	(0.34)
Less distributions
From net investment income	(0.25)	(0.24)	(0.20)	(0.22)	(0.27)
From net realized gain	—	—	(0.05)	—	(0.13)
Total distributions	(0.25)	(0.24)	(0.25)	(0.22)	(0.40)
Net asset value, end of period	$6.83	$6.66	$7.23	$8.26	$7.32
Total return (%)[2,3]	6.50	(4.53)	(9.71)	15.96	(4.52)
Ratios and supplemental data
Net assets, end of period (in millions)	$10	$8	$10	$15	$20
Ratios (as a percentage of average net assets):
Expenses before reductions[4]	1.78	1.80	1.71	1.78	1.81
Expenses including reductions[4]	1.56	1.59	1.60	1.64	1.67
Net investment income	4.01	3.75	2.55	2.75	3.04
Portfolio turnover (%)	22	33	42	34	52

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
[4]	Includes interest expense of 0.06% and 0.05% for the years ended 5-31-24 and 5-31-23, respectively.
23	JOHN HANCOCK High Yield Municipal Bond Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	5-31-24	5-31-23	5-31-22	5-31-21	5-31-20
Per share operating performance
Net asset value, beginning of period	$6.67	$7.24	$8.27	$7.33	$8.07
Net investment income[1]	0.33	0.32	0.28	0.29	0.31
Net realized and unrealized gain (loss) on investments	0.15	(0.59)	(0.99)	0.94	(0.58)
Total from investment operations	0.48	(0.27)	(0.71)	1.23	(0.27)
Less distributions
From net investment income	(0.31)	(0.30)	(0.27)	(0.29)	(0.34)
From net realized gain	—	—	(0.05)	—	(0.13)
Total distributions	(0.31)	(0.30)	(0.32)	(0.29)	(0.47)
Net asset value, end of period	$6.84	$6.67	$7.24	$8.27	$7.33
Total return (%)[2]	7.45	(3.65)	(8.88)	16.99	(3.65)
Ratios and supplemental data
Net assets, end of period (in millions)	$94	$47	$21	$15	$13
Ratios (as a percentage of average net assets):
Expenses before reductions[3]	0.78	0.80	0.71	0.78	0.81
Expenses including reductions[3]	0.66	0.69	0.70	0.74	0.77
Net investment income	4.90	4.68	3.48	3.62	3.94
Portfolio turnover (%)	22	33	42	34	52

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Includes interest expense of 0.06% and 0.05% for the years ended 5-31-24 and 5-31-23, respectively.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK High Yield Municipal Bond Fund	24

CLASS R6 SHARES Period ended	5-31-24	5-31-23	5-31-22	5-31-21	5-31-20
Per share operating performance
Net asset value, beginning of period	$6.68	$7.25	$8.28	$7.34	$8.08
Net investment income[1]	0.33	0.32	0.28	0.29	0.32
Net realized and unrealized gain (loss) on investments	0.14	(0.59)	(0.99)	0.94	(0.59)
Total from investment operations	0.47	(0.27)	(0.71)	1.23	(0.27)
Less distributions
From net investment income	(0.31)	(0.30)	(0.27)	(0.29)	(0.34)
From net realized gain	—	—	(0.05)	—	(0.13)
Total distributions	(0.31)	(0.30)	(0.32)	(0.29)	(0.47)
Net asset value, end of period	$6.84	$6.68	$7.25	$8.28	$7.34
Total return (%)[2]	7.30	(3.62)	(8.83)	17.01	(3.61)
Ratios and supplemental data
Net assets, end of period (in millions)	$8	$7	$4	$2	$2
Ratios (as a percentage of average net assets):
Expenses before reductions[3]	0.77	0.78	0.68	0.75	0.78
Expenses including reductions[3]	0.65	0.67	0.67	0.71	0.74
Net investment income	4.92	4.69	3.53	3.66	3.98
Portfolio turnover (%)	22	33	42	34	52

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Includes interest expense of 0.06% and 0.05% for the years ended 5-31-24 and 5-31-23, respectively.
25	JOHN HANCOCK High Yield Municipal Bond Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements
Note 1—Organization
John Hancock High Yield Municipal Bond Fund (the fund) is a series of John Hancock Municipal Securities Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek a high level of income that is largely exempt from federal income taxes. Under normal market conditions, the fund invests in medium-and lower-quality municipal securities. Investments in high yield securities involve greater degrees of credit and market risk than investments in higher rated securities and tend to be more sensitive to market conditions.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the
| JOHN HANCOCK High Yield Municipal Bond Fund	26

Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of May 31, 2024, by major security category or type:
	Total value at 5-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Municipal bonds	$228,141,881	—	$228,141,881	—
Corporate bonds	2,672,979	—	2,672,979	—
Short-term investments	4,255,757	$4,255,757	—	—
Total investments in securities	$235,070,617	$4,255,757	$230,814,860	—
The fund holds liabilities for which the fair value approximates the carrying amount for financial statement purposes. As of May 31, 2024, the liability for the fund’s Payable for floating rate interests issued on the Statement of assets and liabilities is categorized as Level 2 within the disclosure hierarchy.
When-issued/delayed-delivery securities. The fund may purchase or sell securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the portfolio or in a schedule to the portfolio (Sale Commitments Outstanding). At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in its NAV. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues on debt securities until settlement takes place. At the time that the fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to changes in the value of the securities purchased or sold prior to settlement date.
Tender option bond transactions. The fund may use tender option bond transactions to seek to enhance potential gains. In a tender option bond transaction, the fund transfers fixed rate long-term municipal bonds or other municipal securities into a special purpose entity (TOB trust). A TOB trust typically issues two classes of beneficial interest  - 1) floating rate interests (TOB floaters), which are sold to third party investors, and 2) residual inverse floating rate interests (TOB inverse residuals), which are generally issued to the fund. The fund may invest in TOB inverse residuals and may also invest in TOB floaters. The fund establishes and is the sponsor of the TOB trust that issues TOB floaters and TOB inverse residuals. The fund’s participation in tender option bond transactions may increase volatility and/or reduce the fund’s returns. Tender option bond transactions create leverage. Leverage magnifies returns, both positive and negative, and risk by magnifying the volatility of returns. An investment in a tender option bond transaction typically involves greater risk than investing in the underlying municipal fixed rate bonds, including the risk of loss of principal. Distributions on TOB inverse residuals will bear an inverse relationship to short-term municipal security interest rates. Distributions on TOB inverse residuals paid to the fund will be reduced or, in the extreme, eliminated as short-term municipal interest rates rise and will increase when short-term
27	JOHN HANCOCK High Yield Municipal Bond Fund |

municipal interest rates fall. TOB inverse residuals generally will underperform the market for fixed rate municipal securities in a rising interest rate environment. The interest payment on TOB inverse residuals generally will decrease when short-term interest rates increase.
Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the fund accounts for the transaction described above as a secured borrowing by including the bond transferred to the TOB trust in the Fund’s investments and the TOB floaters as a liability under the caption Payable for floating rate interests issued on the Statement of assets and liabilities. The TOB floaters have interest rates that generally reset weekly and their holders have the option to tender their notes to the TOB trust for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. The fund recognizes earnings of bonds transferred to the TOB Trust as Interest income. The fund recognizes interest paid to holders of the TOB floaters, and expenses related to remarketing, administration, trustee, liquidity and other services to the TOB trust, as Interest expense on the Statement of operations.
At May 31, 2024, the amount of the fund’s TOB floaters and related interest rates and collateral were as follows:
TOB floaters outstanding	$5,250,000
Interest rate (%)	3.37%
Collateral for TOB floaters outstanding	$7,920,904
For the year ended May 31, 2024, the fund’s average settled TOB Floaters outstanding and the average interest rate, including fees, were as follows:
Average TOB floaters outstanding	$2,956,352
Average interest rate (%)	4.12%
TOB trusts are typically supported by a liquidity facility provided by a third-party bank or other financial institution (the liquidity provider) that allows the holders of the TOB floaters to tender their certificates in exchange for payment of par plus accrued interest on any business day, subject to the non-occurrence of tender option termination events. The fund may invest in TOB inverse residuals on a non-recourse or recourse basis. When the fund invests in a TOB trust on a non-recourse basis, and the liquidity provider is required to make a payment under the liquidity facility, the liquidity provider will typically liquidate all or a portion of the municipal securities held in the TOB trust and then fund the balance, if any, of the amount owed under the liquidity facility over the liquidation proceeds (the liquidation shortfall). If the fund invests in a TOB trust on a recourse basis, the fund will typically enter into a reimbursement agreement with the liquidity provider where the fund is required to reimburse the liquidity provider the amount of any liquidation shortfall. As a result, if the fund invests in a TOB trust on a recourse basis, the fund will bear the risk of loss with respect to any liquidation shortfall. The fund had no shortfalls as of May 31, 2024.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
| JOHN HANCOCK High Yield Municipal Bond Fund	28

Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the year ended May 31, 2024, the fund had no borrowings under the line of credit. Commitment fees for the year ended May 31, 2024 were $3,953.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of May 31, 2024, the fund has a short-term capital loss carryforward of $2,143,828 and a long-term capital loss carryforward of $4,130,559 available to offset future net realized capital gains. These carryforwards do not expire.
As of May 31, 2024, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended May 31, 2024 and 2023 was as follows:
	May 31, 2024	May 31, 2023
Ordinary income	$309,160	$108,401
Exempt Income	8,203,727	6,413,528
Total	$8,512,887	$6,521,929
29	JOHN HANCOCK High Yield Municipal Bond Fund |

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of May 31, 2024, the components of distributable earnings on a tax basis consisted of $570,159 of undistributed exempt interest.
Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to accretion on debt securities.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.59% of the first $75 million of the fund’s average daily net assets, (b) 0.52% of the next $75 million of the fund’s average daily net assets, (c) 0.46% of the next $1.85 billion of the fund’s average daily net assets, (d) 0.44% of the next $2 billion of the fund’s average daily net assets; and (e) 0.41% of the fund’s average daily net assets in excess of $4 billion. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor contractually agreed to reduce its management fee or, if necessary, make payment to the fund, in an amount equal to the amount by which the expenses of the fund exceed 0.58% of average daily net assets attributable to the fund, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, class-specific expenses, borrowing costs, prime brokerage fees, acquired fund fees and expenses paid indirectly, and short dividend expense. This agreement expires on September 30, 2024, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended May 31, 2024, this waiver amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2025, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
| JOHN HANCOCK High Yield Municipal Bond Fund	30

The Advisor contractually agreed to reduce its management fee or, if necessary, make payment to Class A, Class C, Class I, and Class R6 shares, in an amount equal to the amount by which the expenses of Class A, Class C, Class I and Class R6 shares, as applicable, exceed 0.89%, 1.64%, 0.74%, and 0.72%, respectively, of average daily net assets attributable to the class, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, borrowing costs, prime brokerage fees, acquired fund fees and expenses paid indirectly, and short dividend expense. This agreement expired on September 30, 2023.
For the year ended May 31, 2024, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$122,447
Class C	10,390
Class I	72,947
Class	Expense reduction
Class R6	$8,275
Total	$214,059

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended May 31, 2024, were equivalent to a net annual effective rate of 0.42% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended May 31, 2024, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Class C	1.00%
The fund’s Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class A and Class C shares. The current waiver agreement expires on September 30, 2024, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $106,809 and $9,064 for Class A and Class C shares, respectively, for the year ended May 31, 2024.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $54,803 for the year ended May 31, 2024. Of this amount, $6,229 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $48,574 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $250,000 or more, and redeemed within 18 months of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to
31	JOHN HANCOCK High Yield Municipal Bond Fund |

compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended May 31, 2024, CDSCs received by the Distributor amounted to $7,292 and $825 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended May 31, 2024 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$267,022	$18,635
Class C	90,640	1,580
Class I	—	11,213
Class R6	—	329
Total	$357,662	$31,757
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Fund share transactions
Transactions in fund shares for the years ended May 31, 2024 and 2023 were as follows:
	Year Ended 5-31-24		Year Ended 5-31-23
	Shares	Amount	Shares	Amount
Class A shares
Sold	4,985,163	$33,620,267	4,222,582	$28,448,775
Distributions reinvested	689,743	4,617,226	625,653	4,208,518
Repurchased	(3,506,421)	(23,518,181)	(5,231,450)	(35,147,180)
Net increase (decrease)	2,168,485	$14,719,312	(383,215)	$(2,489,887)
Class C shares
Sold	538,083	$3,602,384	412,855	$2,762,185
Distributions reinvested	50,870	340,428	44,257	297,799
Repurchased	(445,532)	(2,973,376)	(573,128)	(3,889,779)
Net increase (decrease)	143,421	$969,436	(116,016)	$(829,795)
| JOHN HANCOCK High Yield Municipal Bond Fund	32

	Year Ended 5-31-24		Year Ended 5-31-23
	Shares	Amount	Shares	Amount
Class I shares
Sold	9,531,294	$63,200,662	7,521,610	$50,991,850
Distributions reinvested	424,641	2,856,806	218,443	1,468,536
Repurchased	(3,346,004)	(22,146,289)	(3,548,872)	(23,996,847)
Net increase	6,609,931	$43,911,179	4,191,181	$28,463,539
Class R6 shares
Sold	580,877	$3,874,849	804,198	$5,431,322
Distributions reinvested	50,346	337,625	38,132	256,594
Repurchased	(553,461)	(3,654,710)	(392,266)	(2,631,898)
Net increase	77,762	$557,764	450,064	$3,056,018
Total net increase	8,999,599	$60,157,691	4,142,014	$28,199,875
Affiliates of the fund owned 11% of shares of Class R6 on May 31, 2024. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $104,308,891 and $40,323,608, respectively, for the year ended May 31, 2024.
Note 7—State or region risk
To the extent that the fund invests heavily in bonds from any given state or region, its performance could be disproportionately affected by factors particular to that state or region. These factors may include economic or political changes, tax-base erosion, possible state constitutional limits on tax increases, detrimental budget deficits and other financial difficulties, and changes to the credit ratings assigned to those states’ municipal issuers.
Note 8—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	425,716	$1,561,573	$72,303,551	$(69,607,262)	$(2,388)	$283	$214,443	—	$4,255,757
33	JOHN HANCOCK High Yield Municipal Bond Fund |

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Municipal Securities Trust and Shareholders of John Hancock High Yield Municipal Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the Fund’s investments, of John Hancock High Yield Municipal Bond Fund (one of the funds constituting John Hancock Municipal Securities Trust, referred to hereafter as the "Fund") as of May 31, 2024, the related statement of operations for the year ended May 31, 2024, the statements of changes in net assets for each of the two years in the period ended May 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2024 and the financial highlights for each of the five years in the period ended May 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
Boston, Massachusetts
July 18, 2024
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
| JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	34

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended May 31, 2024.
96.65% of dividends from net investment income are exempt-interest dividends.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2024 Form 1099-DIV in early 2025. This will reflect the tax character of all distributions paid in calendar year 2024.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
35	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND |

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock High Yield Municipal Bond Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF3619759	59A 5/24
7/24

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7, if applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to information included in Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Information included in Item 7, if applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATE PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached "John Hancock Funds – Nominating, Governance and Administration Committee Charter".

ITEM 16. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Code of Ethics for Covered Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached "John Hancock Funds – Nominating, Governance and Administration Committee Charter”.

                                                                         SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Municipal Securities Trust

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President
Date:	July 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President
Date:	July 23, 2024
By:	/s/ Fernando A. Silva
---------------------------
Fernando A. Silva
Chief Financial Officer
Date:	July 23, 2024